UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                    --------------

                           Harris Insight Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Thomas J. Ryan
                           Harris Insight Funds Trust
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-382-8667
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are set forth below.


                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
AGENCY OBLIGATIONS -- 26.3%
FEDERAL HOME LOAN BANK -- 8.6%
    1.550%                            05/04/05        $ 52,000   $   52,000,000
    1.680%                            05/17/05         100,000      100,000,000
                                                                 --------------
                                                                    152,000,000
                                                                 --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.9%
    1.588%                            11/04/04          15,919       15,895,125
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.8%
    1.500%                            02/14/05          50,000       50,000,000
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.0%
    0.000%                            11/08/04         200,000      199,626,334
    1.610%                            05/13/05          50,000       50,000,000
                                                                 --------------
                                                                    249,626,334
                                                                 --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $467,521,459)                                               467,521,459
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 56.2%
FEDERAL FARM CREDIT BANK -- 7.0%
    1.540%                            10/04/04*        100,000      100,000,000
    1.570%                            10/29/04          25,000       24,999,809
                                                                 --------------
                                                                    124,999,809
                                                                 --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 11.2%
    1.590%                            10/01/04*         99,500       99,493,278
    1.590%                            11/04/04*         99,500       99,482,904
                                                                 --------------
                                                                    198,976,182
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 32.8%
    1.610%                            10/01/04*         38,000       37,977,048
    1.750%                            10/01/04*        134,500      134,488,242
    1.510%                            10/18/04*         59,500       59,494,658
    1.715%                            10/18/04*         52,790       52,783,458
    1.562%                            10/28/04*         14,000       13,998,332
    1.755%                            10/28/04*         84,500       84,493,232
    1.640%                            11/18/04*        100,000       99,992,313
    1.860%                            12/23/04*         99,500       99,491,701
                                                                 --------------
                                                                    582,718,984
                                                                 --------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 5.2%
    1.860%                            10/06/04*         35,709       35,709,303
    1.860%                            10/07/04*         56,363       56,363,291
                                                                 --------------
                                                                     92,072,594
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $998,767,569)                                               998,767,569
                                                                 --------------


 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
REPURCHASE AGREEMENTS-- 23.1%
Bank of America Securities, L.L.C.
  1.870%
  Agreement dated 09/30/04,
  proceeds at maturity
  $272,615,237 (Collateralized
  by $279,251,903 FHLMC and
  FNMA 4.500% to 6.000%, due
  from 06/01/34 to 08/01/34.
  The market value is
  $278,053,099.)                      10/01/04        $272,601   $  272,601,077
Bank of Tokyo N.A.
  1.860%
  Agreement dated 09/30/04,
  proceeds at maturity
  $139,007,182 (Collateralized
  by $436,751,000 Resolution
  Trust Funding Corp. and U.S.
  Treasury Notes 0.000 % to
  2.625%, due from 11/15/06 to
  04/15/30. The market value is
  $141,780,632.)                      10/01/04         139,000      139,000,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $411,601,077)                                               411,601,077
                                                                 --------------

TOTAL INVESTMENTS -- 105.6%
  (Cost $1,877,890,105a)                                         $1,877,890,105
                                                                 --------------

OTHER ASSETS AND LIABILITIES -- (5.6%)
Interest receivable and other assets                                  3,200,176
Payable for securities purchased                                   (100,000,000)
Dividends payable                                                    (1,354,760)
Investment advisory fee payable                                        (151,715)
Administration fees payable                                            (114,438)
Service plan fees payable                                              (784,998)
Accrued expenses                                                        (32,993)
                                                                 --------------
                                                                    (99,238,728)
                                                                 --------------
NET ASSETS-- 100.0%                                              $1,778,651,377
                                                                 ==============

----------
+   See Note 1.
++  Rate in effect on 09/30/04.
*   Date of next interest rate reset.
a   Aggregate cost for federal tax purposes.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
AGENCY OBLIGATIONS -- 10.3%
Federal Home Loan Bank
    1.550%                            05/04/05        $224,150   $  224,150,000
    1.650%                            05/16/05         100,000      100,000,000
    1.660%                            05/16/05          50,000       50,000,000
Federal National Mortgage Association
    1.219%                            02/14/05         200,000      200,000,000
    1.610%                            05/13/05         100,000      100,000,000
                                                                 --------------
TOTAL AGENCY OBLIGATIONS
(Cost $674,150,000)                                                 674,150,000
                                                                 --------------
ASSET - BACKED SECURITIES -- 3.5%
Americredit Automobile Receivables Trust
  Series 2004-BM, Class A1
    1.060%                            04/06/05          20,484       20,483,864
CIT Equipment Collateral Series 2004-VT1,
  Class A1
    1.120%                            03/20/05          27,752       27,752,380
G-Star, Ltd. Series 2002-2A 144A, Class
  A1MA
    1.920%                            10/25/04*         58,155       58,154,801
Goldman Sachs Auto Loan Trust Series
  2004-1, Class A1
    1.110%                            10/15/04*          5,969        5,969,286
Putnam Structured Product Funding Series
  2002-1A 144A, Class A1I
    1.850%                            10/15/04*         88,000       88,000,000
Putnam Structured Product Funding Series
  2002-1A 144A, Class A1MF
    1.850%                            10/15/04*         26,000       26,000,000
Triad Auto Receivables Owner Trust Series
  2004-A, Class A1
    1.070%                            03/14/05           4,862        4,862,086
                                                                 --------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $231,222,417)                                               231,222,417
                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.7%
Permanent Financing P.L.C. Series 4,
  Class 1A
    1.690%                            10/11/04*        240,000      240,000,000
Residential Mortgage Acceptance Corp.
  Series 2004-NS2A 144A, Class A1
    1.740%                            10/12/04*        264,403      264,403,416
                                                                 --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $504,403,416)                                               504,403,416
                                                                 --------------
COMMERCIAL PAPER -- 13.7%
Alaska Housing Finance Corp.
    1.820%                            10/20/04          33,220       33,188,090
Atlantis One Funding Corp.
    1.810%                            10/07/04          17,500       17,494,721
Broadhollow Funding, L.L.C.
    1.720%                            10/01/04          15,000       15,000,000
    1.760%                            10/12/04         150,000      149,919,333
    1.780%                            10/13/04          55,000       54,967,367


 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
COMMERCIAL PAPER (CONTINUED)
Bryant Park Funding, L.L.C.
    1.630%                            10/01/04        $ 24,397   $   24,397,000
    1.640%                            10/01/04          24,025       24,025,000
    1.740%                            10/13/04          70,098       70,057,343
    1.820%                            10/14/04           7,811        7,805,867
Crown Point Capital Co.
    1.640%                            10/19/04         120,258      120,159,389
Falcon Asset Securitization Corp.
    1.810%                            10/07/04          60,000       59,981,900
Galaxy Funding, Inc.
    1.600%                            10/04/04           5,000        4,999,333
    1.690%                            10/25/04          40,000       39,954,933
Jupiter Securitization Corp.
    1.830%                            10/04/04          10,079       10,077,463
Municipal Electrical Authority, Georgia
  TECP
    1.870%                            11/05/04          42,882       42,882,000
National Rural Utilities Cooperative Finance
  Corp.
    1.640%                            10/06/04          25,500       25,494,192
Paradigm Funding, L.L.C.
    1.740%                            10/13/04          49,000       48,971,580
Ranger Funding Co., L.L.C.
    1.810%                            10/12/04          47,541       47,514,707
Surrey Funding Corp.
    1.900%                            10/01/04          47,000       47,000,000
Thames Asset Global Securitization, Inc.
    1.730%                            10/27/04           4,867        4,860,919
UBS Finance Delaware, L.L.C.
    1.880%                            10/01/04          47,563       47,563,000
                                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $896,314,137)                                               896,314,137
                                                                 --------------
MUNICIPAL BONDS -- 4.2%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    1.810%                            10/07/04           8,055        8,055,000
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series B VR
    1.720%                            10/07/04          16,640       16,639,572
Bi-State Development Agency, Missouri-
  Illinois Metropolitan District Mass Transit
  Revenue Bonds (MetroLink Cross
  County Extension Project) Series A VR
    1.720%                            10/06/04          16,900       16,899,638
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1, Class
  A1 VR
    1.840%                            10/06/04          12,000       12,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-1 VR
    1.840%                            10/06/04          15,000       15,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-2 VR
    1.840%                            10/06/04          48,445       48,445,000

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    1.860%                            10/07/04        $  8,666   $    8,666,000
Madison, Wisconsin, Community
  Development Authority Revenue Bonds
  VR
    1.890%                            10/06/04           8,120        8,120,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue Bonds
  Series C-4 VR
    1.700%                            10/07/04          41,700       41,698,928
Triborough Bridge & Tunnel Authority, New
  York Revenue Bonds Series B VR
    1.680%                            10/07/04          18,500       18,499,551
Triborough Bridge & Tunnel Authority, New
  York Revenue Bonds Series C VR
    1.680%                            10/07/04          24,600       24,599,402
Triborough Bridge & Tunnel Authority, New
  York Special Obligation Revenue Bonds
  Series C VR
    1.680%                            10/07/04          54,035       54,033,688
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $272,656,779)                                               272,656,779
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 53.5%
American Express Centurion Corp.
    1.650%                            10/01/04*         19,750       19,753,425
    1.710%                            10/12/04*         24,000       23,998,446
American Express Credit Corp. Series 144A
    1.841%                            10/20/04*        250,000      250,000,000
Bank One N.A.
    1.368%                            11/08/04*         20,000       20,016,523
Beta Finance, Inc. Series 144A
    1.830%                            10/01/04*         80,000       79,998,655
Bradford & Bingley P.L.C. Series 144A
    1.560%                            10/08/04*        299,500      299,502,176
CC USA, Inc. Series 144A
    1.605%                            10/01/04*         18,000       17,999,566
    1.665%                            10/04/04*        100,000      100,018,873
    1.775%                            10/21/04*         74,500       74,498,386
CFM International, Inc.
    1.690%                            10/04/04*         30,170       30,170,000
Crown Point Capital Corp. Series 144A
    1.673%                            10/12/04         100,000       99,999,394
First USA Bank
    1.810%                            10/08/04          20,000       20,001,037
FleetBoston Financial Corp.
    1.910%                            10/04/04*         55,600       55,626,060
General Electric Capital Corp.
    1.838%                            10/11/04*         15,000       15,000,000
    1.860%                            10/25/04           8,500        8,501,348


 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
VARIABLE RATE OBLIGATIONS++ (CONTINUED)
Goldman Sachs Group, Inc. Series 144A
    1.860%                            10/15/04*       $100,000   $  100,000,000
    1.768%                            10/18/04*         22,000       22,000,000
    1.940%                            10/29/04*         50,000       50,000,000
    2.030%                            12/15/04*        125,000      125,112,520
HBOS Treasury Services P.L.C. Series 144A
    1.890%                            10/29/04*        148,000      148,109,844
Household Finance Corp.
    3.380%                            12/16/04          55,825       56,003,694
K2, L.L.C. Series 144A
    1.615%                            10/01/04*        100,000       99,999,167
    1.800%                            10/25/04*         50,000       49,995,898
    1.805%                            10/25/04*         45,000       44,999,649
    1.800%                            11/01/04*        100,000       99,998,347
Lehman Brothers Holdings, Inc.
    1.781%                            10/19/04*         40,000       40,000,000
    1.878%                            10/22/04*        102,500      102,500,000
    1.928%                            10/22/04*         20,000       20,019,926
Morgan Stanley Dean Witter & Co.
    1.880%                            10/15/04*         38,200       38,200,000
National Rural Utilities Cooperative Finance
  Corp.
    2.110%                            11/07/04*         50,000       50,079,717
Northern Rock P.L.C. Series 144A
    1.560%                            10/13/04*        282,375      282,375,027
Paradigm Funding, L.L.C. Series 144A
    1.683%                            10/08/04*        120,000      120,000,000
Racers Trust Series 2002-07-MM 144A
    2.030%                            10/15/04*        133,000      133,000,024
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    1.840%                            10/06/04*         11,140       11,140,000
Tango Finance Corp. Series 144A
    1.720%                            10/11/04*         53,000       52,996,699
    1.720%                            10/12/04*          2,000        1,999,866
    1.795%                            10/22/04*         20,000       19,999,678
    1.798%                            10/22/04*         25,000       25,000,000
    1.805%                            10/25/04*         40,000       39,998,360
    1.810%                            10/25/04*         80,000       80,000,000
    1.810%                            11/01/04*         27,000       27,000,000
    1.823%                            12/10/04*         54,000       53,998,136
Trust Money Market Securities, Inc. Series
  A-1 144A
    1.835%                            10/15/04*        208,000      208,000,000
Wachovia Bank N.A.
    1.890%                            10/29/04           1,995        1,995,146
White Pine Finance, L.L.C. Series 144A
    1.656%                            10/07/04*         77,000       76,997,665
    1.720%                            10/15/04*         52,000       51,999,123
    1.590%                            10/20/04*        100,000       99,974,360

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
VARIABLE RATE OBLIGATIONS++ (CONTINUED)
    1.823%                            12/10/04*       $ 62,000   $   61,986,192
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,510,562,927)                                           3,510,562,927
                                                                 --------------
YANKEE BONDS -- 4.0%
Canadian Imperial Bank of Commerce
    1.793%                            10/22/04*         25,000       24,999,820
    1.610%                            10/25/04          40,000       39,999,476
    1.780%                            10/29/04*        200,000      199,963,950
                                                                 --------------
TOTAL YANKEE BONDS
  (Cost $264,963,246)                                               264,963,246
                                                                 --------------
TIME DEPOSITS -- 3.1%
Royal Bank of Scotland P.L.C.
(Cost $200,000,000)
    1.900%                            10/01/04         200,000      200,000,000
                                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $6,554,272,922a)                                          6,554,272,922
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Interest receivable and other assets                                 10,988,839
Dividends payable                                                    (7,002,302)
Investment advisory fee payable                                        (573,487)
Administration fees payable                                            (261,463)
Service plan fees payable                                            (1,417,828)
Accrued expenses                                                       (171,712)
                                                                 --------------
                                                                      1,562,047
                                                                 --------------
NET ASSETS-- 100.0%                                              $6,555,834,969
                                                                 ==============
----------
+  See Note 1.
++ Rate in effect on 09/30/04.
*  Date of next interest rate reset.
a  Aggregate cost for federal tax purposes.
VR -- Variable rate demand note; interest rate in effect on 09/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS -- 95.0%
ALABAMA -- 4.2%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
    1.850%                            10/07/04        $  3,250   $    3,250,000
Jefferson County, Alabama, Sewer Revenue
  Bonds (Eagle) Series 20026020 144A,
  Class A VR
    1.750%                            10/07/04           9,830        9,830,000
Jefferson County, Alabama, Sewer Revenue
  Bonds (Eagle) Series 20030029 144A,
  Class A VR
    1.750%                            10/07/04           9,900        9,900,000
Jefferson County, Alabama, Sewer Revenue
  Bonds Series C-2 VR
    1.770%                            10/07/04          12,000       12,000,000
Jefferson County, Alabama, Sewer Revenue
  Bonds Series C-4 VR
    1.770%                            10/07/04          10,000       10,000,000
                                                                 --------------
                                                                     44,980,000
                                                                 --------------
ALASKA -- 2.3%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    1.730%                            10/07/04          25,400       25,400,000
                                                                 --------------
ARIZONA -- 0.9%
Salt River Project, Arizona, Agricultural
  Improvement & Power District Electrical
  Systems Revenue Bonds Series 144A,
  Class A VR
    1.750%                            10/07/04           9,900        9,900,000
                                                                 --------------
COLORADO -- 3.7%
Colorado Health Facilities Authority Revenue
  Bonds (Catholic Health) Series B VR
    1.750%                            10/07/04          10,800       10,800,000
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-Op) VR
    1.850%                            10/07/04          29,135       29,135,000
                                                                 --------------
                                                                     39,935,000
                                                                 --------------
DISTRICT OF COLUMBIA -- 0.4%
District of Columbia General Obligation
  Bonds Series 144A VR
    1.730%                            10/07/04           4,100        4,100,000
                                                                 --------------
FLORIDA -- 0.6%
Florida State Board of Education General
  Obligation Bonds (Eagle) Series 2003025
  144A, Class A VR
    1.750%                            10/07/04           4,900        4,900,000


 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
Orange County, Florida, School Board
  Certificates of Participation (STARS)
  Series 2 144A VR
    1.720%                            10/07/04        $  1,490   $    1,490,000
                                                                 --------------
                                                                      6,390,000
                                                                 --------------
GEORGIA -- 2.8%
Burke County, Georgia, Development Authority
  Pollution Control Revenue Bonds (Georgia
  Power Co. Plant Vogtle Project) 1st
  Series PS
    1.080%                            04/19/05          13,400       13,400,000
Monroe County, Georgia, Development Authority
  Pollution Control Revenue Bonds (Georgia
  Power Co. Plant Scherer Project) 2nd Series
  PS
    1.200%                            04/19/05          17,400       17,400,000
                                                                 --------------
                                                                     30,800,000
                                                                 --------------
HAWAII -- 0.9%
ABN AMRO Munitops Certificates Trust (Hawaii)
  Series 11 144A PS
    1.200%                            10/13/04           9,980        9,980,000
                                                                 --------------
ILLINOIS -- 16.0%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 2 144A VR
    1.750%                            10/07/04          10,000       10,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 3 144A VR
    1.750%                            10/07/04          15,000       15,000,000
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
    1.700%                            10/07/04           2,398        2,398,000
Chicago, Illinois, General Obligation Bonds
  (Eagle) Series 20030006-A 144A VR
    1.750%                            10/07/04           4,800        4,800,000
Chicago, Illinois, General Obligation Notes
  (Neighborhoods Alive 21-B) VR
    1.700%                            10/07/04          15,000       15,000,000
Cook County, Illinois, Community Consolidated
  School District No. 21 (Wheeling)
  Educational Purposes Tax Anticipation
  Warrants
    3.000%                            03/01/05           3,250        3,268,641
Cook County, Illinois, East Maine School
  District No. 63 (Des Plaines) General
  Obligation Bonds
    1.850%                            12/01/04           1,300        1,301,286
Cook County, Illinois, General Obligation
  Bonds (Capital Improvement) Series B VR
    1.700%                            10/07/04          10,000       10,000,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest Academy) VR
    1.700%                            10/07/04        $  4,000   $    4,000,000
Illinois Development Finance Authority
  Revenue Bonds (McGaw YMCA Evanston
  Project) VR
    1.820%                            10/07/04           4,000        4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University) VR
    1.770%                            10/07/04          23,000       23,000,000
Illinois Development Finance Authority
  Revenue Bonds (Sacred Heart Schools
  Project) VR
    1.700%                            10/07/04           2,300        2,300,000
Illinois Educational Facilities Authority
  Revenue Bonds (Field Museum of Natural
  History) VR
    1.700%                            10/07/04          15,400       15,400,000
Illinois Health Facilities Authority TECP
    1.200%                            11/15/04           5,000        5,000,000
    1.380%                            01/06/05          25,000       25,000,000
    1.600%                            03/31/05          13,000       13,000,000
Illinois Health Facilities Authority
  Revenue Bonds (Advocate Health Care
  Network) Series A PS
    1.730%                            07/06/05          11,130       11,130,000
Illinois Health Facilities Authority
  Revenue Bonds (Resurrection Health Care)
  Series B VR
    1.710%                            10/07/04           4,250        4,250,000
Winnebago & Boone Counties, Illinois,
  Rockland School District No. 205 Tax
  Anticipation Warrants
    2.270%                            10/28/04           4,000        4,001,656
                                                                 --------------
                                                                    172,849,583
                                                                 --------------
INDIANA -- 10.1%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 5 144A VR
    1.750%                            10/07/04          10,746       10,746,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 7 144A PS
    1.750%                            10/07/04           5,000        5,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health Credit
  Group) Series A-1 PS
    1.730%                            07/05/05          30,000       30,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health Credit
  Group) Series A-3 PS
    1.050%                            03/01/05          21,000       20,957,089


 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
Indiana Health Facility Financing Authority
  Revenue Bonds (Union Hospital, Inc.
  Project) VR
    1.530%                            10/07/04        $  7,600   $    7,600,000
Indiana State Educational Facilities
  Authority Revenue Bonds (Wabash College
  Project) VR
    1.700%                            10/07/04           3,000        3,000,000
Indiana State Office Building Commission TECP
    1.150%                            10/18/04           4,000        4,000,000
Purdue University Student Facilities System
  Revenue Bonds Series A VR
    1.730%                            10/07/04          27,600       27,600,000
                                                                 --------------
                                                                    108,903,089
                                                                 --------------
KENTUCKY -- 1.6%
Clark County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power Co-Op)
  Series J-2 VR
    1.080%                            10/15/04           5,000        5,000,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power Co-Op)
  Series B-2 VR
    1.850%                            10/07/04           6,920        6,920,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power Co-Op)
  Series B-3 VR
    1.850%                            10/07/04           4,860        4,860,000
                                                                 --------------
                                                                     16,780,000
                                                                 --------------
MARYLAND -- 0.9%
Montgomery County, Maryland, TECP
    1.300%                            10/26/04          10,000       10,000,000
                                                                 --------------
MASSACHUSETTS -- 1.1%
Massachusetts Bay Transportation Authority
  General Obligation Bonds VR
    1.700%                            10/07/04           3,000        3,000,000
Massachusetts Water Resources Authority TECP
    1.370%                            10/14/04           9,300        9,300,000
                                                                 --------------
                                                                     12,300,000
                                                                 --------------
MICHIGAN -- 4.8%
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle) Series
  20026013 144A, Class A VR
    1.750%                            10/07/04           7,680        7,680,000
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle) Series
  20026014 144A, Class A VR
    1.750%                            10/07/04           7,200        7,200,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Grand Valley State University, Michigan
  Revenue Bonds Series A VR
    1.700%                            10/07/04        $ 16,260   $   16,260,000
Grand Valley State University, Michigan
  Revenue Bonds Series B VR
    1.700%                            10/07/04           7,000        7,000,000
Kalamazoo, Michigan, Hospital Finance
  Authority Revenue Bonds (Bronson Methodist
  Hospital) VR
    1.730%                            10/07/04           7,000        7,000,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Southgate
  Properties Project) VR
    1.730%                            10/07/04           6,990        6,990,000
                                                                 --------------
                                                                     52,130,000
                                                                 --------------
MISSISSIPPI -- 1.1%
Claiborne County, Mississippi, TECP
    1.630%                            11/17/04           2,000        2,000,000
Jackson County, Mississippi, Port Facility
  Revenue Bonds (Chevron, Inc. Project) VR
    1.740%                            10/01/04           6,360        6,360,000
Mississippi State General Obligation Bonds
  (Eagle) Series 20026018 144A, Class A VR
    1.750%                            10/07/04           4,000        4,000,000
                                                                 --------------
                                                                     12,360,000
                                                                 --------------
MISSOURI -- 3.7%
Bi-State Development Agency, Missouri-Illinois
  Metropolitan District Mass Transit Revenue
  Bonds (MetroLink Cross County Extension
  Project) Series A VR
    1.720%                            10/07/04           7,000        7,000,000
Curators of The University of Missouri Trust
  Receipts Series 144A
    1.270%                            10/20/04          20,000       20,000,000
Missouri State Health & Educational Facilities
  Authority Revenue Bonds (Eagle) Series
  20026026 144A, Class A VR
    1.750%                            10/07/04           2,700        2,700,000
Missouri State Health & Educational Facilities
  Authority Revenue Bonds (Washington
  University) (Eagle) Series 20030003 144A,
  Class A VR
    1.750%                            10/07/04           9,900        9,900,000
                                                                 --------------
                                                                     39,600,000
                                                                 --------------


 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
NEVADA -- 1.0%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 19 144A PS
    1.300%                            10/20/04        $ 10,950   $   10,950,000
                                                                 --------------
NEW JERSEY -- 1.8%
New Jersey State Trust Receipts Series 144A VR
    1.750%                            10/07/04          20,000       20,000,000
                                                                 --------------
NEW MEXICO -- 0.9%
New Mexico State Trust Receipts Series 144A
  TRANS
    1.270%                            10/20/04           9,975        9,975,000
                                                                 --------------
NEW YORK -- 3.4%
New York City, New York, General Obligation
  Bonds Subseries H-4 VR
    1.730%                            10/01/04          25,000       25,000,000
New York City, New York, Transitional Finance
  Authority Certificates (STARS)
  Series 1 144A VR
    1.720%                            10/07/04           1,000        1,000,000
New York City, New York, Transitional Finance
  Authority Certificates (STARS)
  Series 7 144A VR
    1.720%                            10/07/04           3,175        3,175,000
New York City, New York, Transitional Finance
  Authority Revenue Bonds (New York City
  Recovery) Subseries B-3 VR
    1.800%                            10/01/04           6,850        6,850,000
New York State Thruway Authority Second
  General Highway & Bridge Trust Fund
  Certificates (STARS) Series 4 144A VR
    1.710%                            10/07/04           1,010        1,010,000
                                                                 --------------
                                                                     37,035,000
                                                                 --------------
NORTH CAROLINA -- 0.6%
North Carolina State General Obligation Bonds
  Series E
    4.000%                            02/01/05           6,765        6,833,295
                                                                 --------------
OHIO -- 1.2%
Kent State University Revenue Bonds VR
    1.700%                            10/07/04           4,345        4,345,000
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled Financing
  2002 Program) Series A VR
    1.700%                            10/07/04           6,560        6,560,000
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled Financing
  2003 Program) Series A VR
    1.700%                            10/07/04           1,840        1,840,000
                                                                 --------------
                                                                     12,745,000
                                                                 --------------

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
OKLAHOMA -- 1.1%
Tulsa, Oklahoma, Industrial Authority Revenue
  Bonds (University of Tulsa) Series B VR
    1.700%                            10/07/04        $ 11,870   $   11,870,000
                                                                 --------------
OREGON -- 3.3%
Clakamas County, Oregon, Hospital Facility
  Authority Revenue Bonds (Legacy Health
  System) VR
    1.690%                            10/07/04          20,000       20,000,000
Eugene, Oregon, Electric Utiltity Revenue
  Bonds (Eagle) Series 2003002 144A,
  Class A VR
    1.750%                            10/07/04           5,880        5,880,000
Oregon State TANS
    2.250%                            11/15/04          10,000       10,014,354
                                                                 --------------
                                                                     35,894,354
                                                                 --------------
PENNSYLVANIA -- 1.3%
Pennsylvania State Turnpike Revenue Bonds
  (Commonwealth Turnpike) Series A-3 VR
    1.700%                            10/07/04          10,000       10,000,000
Philadelphia, Pennsylvania, Water & Wastewater
  Revenue Bonds VR
    1.680%                            10/06/04           4,300        4,300,000
                                                                 --------------
                                                                     14,300,000
                                                                 --------------
TEXAS -- 11.3%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 8 144A VR
    1.750%                            10/07/04           5,000        5,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 13 144A VR
    1.750%                            10/07/04           6,000        6,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 15 144A PS
    1.230%                            10/13/04          15,925       15,925,000
Harris County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  Series 144A PS
    1.100%                            11/04/04           6,095        6,095,000
Houston, Texas Series 144A TRANS
    1.750%                            10/07/04           3,000        3,000,000
Houston, Texas, Water & Sewer System Revenue
  Bonds (STARS) Series 14 144A VR
    1.730%                            10/07/04           1,000        1,000,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds (Driscoll
  Children's Foundation Project) VR
    1.730%                            10/07/04          17,600       17,600,000


 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
San Antonio, Texas, Electric & Gas Revenue
  Bonds VR
    1.730%                            10/07/04        $ 11,000   $   11,000,000
Texas Small Business Industrial Development
  Revenue Bonds VR
    1.730%                            10/07/04          25,200       25,200,000
Texas State TRANS
    3.000%                            08/31/05          18,500       18,734,802
Texas State General Obligation Bonds (Eagle)
  Series 200030026 144A, Class A VR
    1.750%                            10/07/04           2,410        2,410,000
Texas State Turnpike Authority, Central Texas
  Turnpike System Revenue Bonds (Eagle)
  Series 20030008 144A, Class A VR
    1.750%                            10/07/04           9,900        9,900,000
                                                                 --------------
                                                                    121,864,802
                                                                 --------------
WASHINGTON -- 4.1%
Energy Northwest Washington Electric Revenue
  Bonds (Project No. 3) Series D-3-1 VR
    1.680%                            10/07/04          27,300       27,300,000
Issaquah, Washington, Community Properties
  Revenue Bonds Series A VR
    1.730%                            10/07/04          15,000       15,000,000
Washington State General Obligation Bonds
  Series 144A VR
    1.750%                            10/07/04           2,285        2,285,000
                                                                 --------------
                                                                     44,585,000
                                                                 --------------
WEST VIRGINIA -- 1.4%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 12 144A VR
    1.750%                            10/07/04          15,000       15,000,000
                                                                 --------------
WISCONSIN -- 8.5%
Antigo Unified School District, Wisconsin
  TRANS
    1.500%                            10/29/04           4,100        4,100,991
Elkhorn Area School District, Wisconsin TRANS
    2.000%                            08/24/05           5,000        5,013,188
Franklin Public School District, Wisconsin
  TRANS
    2.000%                            09/09/05           4,450        4,462,330
Luxemburg-Casco School District, Wisconsin
  TRANS
    1.500%                            10/29/04           3,055        3,055,785
Milwaukee, Wisconsin, Redevelopment Authority
  Revenue Bonds (American Society for
  Quality) VR
    1.740%                            10/07/04           2,000        2,000,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Annualized                                             Par
 Yield/Rate                           Maturity         (000)          Value+
 ----------                           --------        --------   --------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Monona Grove School District, Wisconsin TRANS
    1.500%                            10/28/04        $  2,050   $    2,050,493
Monroe School District, Wisconsin TRANS
    1.500%                            10/15/04           5,350        5,350,606
Nicolet High School District, Wisconsin TRANS
    1.500%                            10/29/04           1,500        1,500,373
Oak Creek-Franklin Joint School District,
  Wisconsin BANS
    2.000%                            03/01/05           5,300        5,307,689
Pewaukee School District, Wisconsin TRANS
    2.000%                            09/09/05           3,500        3,510,323
Racine, Wisconsin BANS
    2.000%                            02/15/05           7,100        7,110,139
Randall, Wisconsin BANS
    2.400%                            10/01/04           1,775        1,775,000
Sun Prairie Area School District, Wisconsin
  TRANS
    2.000%                            10/12/05           5,300        5,314,716
Swallow School District, Wisconsin (Waukesha
  County) BANS
    2.100%                            05/02/05           3,500        3,500,000
Waunakee Community School District, Wisconsin
  BANS
    1.550%                            04/01/05           2,650        2,650,000
Wisconsin State Health & Educational
  Facilities Authority Revenue Bonds
  (Wheaton Franciscan Services, Inc. System)
  Series B VR
    1.690%                            10/01/04          35,000       35,000,000
                                                                 --------------
                                                                     91,701,633
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,029,161,756)                                           1,029,161,756
                                                                 --------------

                                                      Shares
                                                    ----------
TEMPORARY INVESTMENTS -- 1.5%
AIM Tax-Free Investment Co. Cash Reserve
  Portfolio                                          2,945,130        2,945,130
Goldman Sachs Financial Square Tax-Exempt
  Money Market Portfolio                            12,973,315       12,973,315
                                                                 --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $15,918,445)                                                 15,918,445
                                                                 --------------
TOTAL INVESTMENTS -- 96.5%
  (Cost $1,045,080,201a)                                          1,045,080,201
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 3.5%
Interest receivable and other assets                                  2,895,022
Receivable for securities sold                                       36,511,862
Dividends payable                                                    (1,030,189)
Investment advisory fee payable                                        (111,400)
Administration fees payable                                            (129,308)
Service plan fees payable                                              (159,926)
Accrued expenses                                                        (24,002)
                                                                 --------------
                                                                     37,952,059
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,083,032,260
                                                                 ==============

----------
+ See Note 1.
a Aggregate cost for federal tax purposes.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 9/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
RANS -- Revenue Anticipation Note.
TANS -- Tax Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
ASSET - BACKED SECURITIES -- 11.2%
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                               11/12/08       $  1,910   $  1,932,896
Bank One Issuance Trust Series 2003-C1, Class C1
    4.540%                               09/15/10          2,000      2,043,438
Capital One Multi-Asset Execution Trust
  Series 2004-C1, Class C1
    3.400%                               11/16/09          2,300      2,288,141
Citibank Credit Card Issuance Trust  Series
  2001-C3, Class C3
    6.650%                               05/15/08          1,200      1,264,685
Citibank Credit Card Issuance Trust Series
  2004-A1, Class A1
    2.550%                               01/20/09          1,200      1,186,919
Permanent Financing P.L.C. Series 1, Class 2A
    4.200%                               06/10/07          2,000      2,040,757
Providian Gateway Master Trust Series 2004-DA
  144A, Class A
    3.350%                               09/15/11          1,600      1,596,375
Renaissance Home Equity Loan Trust Series 2004-2,
  Class AF2
    3.902%                               07/25/34          3,026      3,041,683
Structured Asset Investment Loan Trust Series
  2003-BC4, Class 2A2
    1.910%                               05/25/33          2,250      2,250,000
Structured Asset Investment Loan Trust Series
  2004-5A 144A, Class A
    4.500%                               06/27/34            910        910,164
Structured Asset Securities Corp. Series
  2003-28XS, Class A3
    4.060%                               09/25/33          1,239      1,243,065
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                               12/25/33            486        490,916
                                                                   ------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $20,242,879)                                                 20,289,039
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 34.0%
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    3.096%                               11/25/08            425        430,325
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
   15.424%                               11/25/08            143        161,929
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                               11/25/08             86         92,159
DLJ Commercial Mortgage Corp. Series 1998-CF2,
  Class A1A
    5.880%                               11/12/31          2,227      2,322,624
DLJ Mortgage Acceptance Corp. Series 1996-M
  144A, Class 1
    2.046%                               11/28/11             87         86,292


 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp. Series 199,
  Class IO
    6.500%                               08/01/28       $    574   $     97,923
Federal Home Loan Mortgage Corp. Series 1848,
  Class PG
    7.000%                               05/15/26          4,773      5,030,554
Federal Home Loan Mortgage Corp. Series 2131,
  Class VD
    6.000%                               05/15/14          2,412      2,484,618
Federal Home Loan Mortgage Corp. Series 2390,
  Class PW
    6.000%                               04/15/15          5,195      5,447,681
Federal Home Loan Mortgage Corp. Series 2443,
  Class TD
    6.500%                               10/15/30          1,386      1,412,507
Federal Home Loan Mortgage Corp. Series 2760,
  Class GC
    3.500%                               02/15/11          1,300      1,306,261
Federal Home Loan Mortgage Corp. Series 2770,
  Class LA
    4.500%                               04/15/33          1,957      1,909,760
Federal National Mortgage Association Series
  1993-197, Class SB
   13.070%                               10/25/08            743        809,785
Federal National Mortgage Association Series
  1997-20, Class IO
    1.840%                               03/25/27          4,389        216,342
Federal National Mortgage Association Series
  1998-T1, Class A
   73.281%                               12/28/28             12         11,857
Federal National Mortgage Association Series
  2000-M1, Class B
    7.400%                               11/17/18            655        702,586
Federal National Mortgage Association Series
  2002-73, Class OE
    5.000%                               11/25/17          5,522      5,557,145
Federal National Mortgage Association Series
  2003-35, Class BC
    5.000%                               05/25/18          1,500      1,510,888
Federal National Mortgage Association Series
  2003-W6, Class 2A2
    3.110%                               09/25/42          1,910      1,907,912
Federal National Mortgage Association Grantor
  Trust Series 2004-T1, Class 1A1
    6.000%                               01/25/44          2,065      2,156,886
Government National Mortgage Association Series
  2004-45, Class A
    4.020%                               12/16/21          2,975      2,994,267
Government National Mortgage Association Series
  2004-84, Class XC IO
    0.489%                               09/16/44         31,535      1,858,508
LB-UBS Commercial Mortgage Trust Series 2000-C4,
  Class A1
    7.180%                               09/15/19          1,872      2,042,573

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
LB-UBS Commercial Mortgage Trust Series 2001-C2,
  Class A1
    6.270%                               06/15/20       $    595   $    637,051
LB-UBS Commercial Mortgage Trust Series 2003-C1,
  Class A4
    4.394%                               03/17/32          1,658      1,634,165
Master Asset Securitization Trust Series 2003-7,
  Class 4A33
    5.250%                               09/25/33          2,000      1,979,313
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
    6.540%                               07/15/30          2,894      3,150,308
PNC Mortgage Securities Corp. Series 1999-2,
  Class 5X IO
    6.250%                               02/25/14            103          5,438
Residential Accredit Loans, Inc. Series
  2003-QS14, Class A1
    5.000%                               07/25/18          2,529      2,548,413
Structured Adjustable Rate Mortgage Loan Trust
  Series 2004-4, Class 1A1
    4.795%                               04/25/34          1,541      1,565,351
Structured Adjustable Rate Mortgage Loan Trust
  Series 2004-14, Class 1A
    5.129%                               10/25/34          3,680      3,767,975
Structured Asset Securities Corp. Series
  1998-RF3, Class AIO IO
    6.100%                               06/15/28          3,353        394,976
Structured Asset Securities Corp. Series
  2003-34A, Class 6A
    5.120%                               11/25/33          1,427      1,440,690
Washington Mutual Mortgage Securities Corp.
  Series 2002-S8, Class 2A7
    5.250%                               01/25/18          1,116      1,130,695
Wells Fargo Mortgage - Backed Securities Trust
  Series 2004-7, Class 2A2
    5.000%                               07/25/19          2,696      2,722,633
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $61,598,011)                                                 61,528,390
                                                                   ------------
MORTGAGE - BACKED SECURITIES -- 15.3%
Federal National Mortgage Association b
    6.000%                               12/15/34          4,770      4,934,714
Federal National Mortgage Association
  Pool #250888
    7.000%                               04/01/12            130        138,252
Federal National Mortgage Association
  Pool #359740
    7.000%                               10/01/26             28         30,058
Federal National Mortgage Association
  Pool #364248
    7.000%                               01/01/27             73         77,782


 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association
  Pool #695910
    5.000%                               05/01/18       $  1,598   $  1,631,468
Federal National Mortgage Association
  Pool #744361
    5.500%                               10/01/33          1,481      1,504,545
Federal National Mortgage Association
  Pool #756294
    5.500%                               12/01/33          2,535      2,574,603
Federal National Mortgage Association
  Pool #759299
    5.500%                               01/01/34          3,897      3,958,223
Federal National Mortgage Association
  Pool #779482
    5.500%                               06/01/34          4,911      4,982,863
Federal National Mortgage Association
  Pool #780020
    6.000%                               05/01/34          4,786      4,959,751
Government National Mortgage Association
  Pool #442138
    8.000%                               11/15/26            305        334,925
Government National Mortgage Association
  Pool #555127
    7.000%                               09/15/31            378        403,502
Government National Mortgage Association
  Pool #780167
    7.000%                               12/15/24            838        898,470
Government National Mortgage Association
  Pool #781040
    7.500%                               11/15/17          1,175      1,268,405
                                                                   ------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $27,348,617)                                                 27,697,561
                                                                   ------------
CORPORATE BONDS -- 32.5%
ELECTRIC -- 1.5%
Consolidated Edison Co. of New York
    5.700%                               02/01/34            225        227,682
Constellation Energy Group, Inc.
    7.600%                               04/01/32          1,150      1,355,019
Exelon Generation Co., L.L.C.
    6.950%                               06/15/11          1,000      1,131,292
                                                                   ------------
                                                                      2,713,993
                                                                   ------------
FINANCE - BANK -- 7.3%
BankAmerica Capital II
    8.000%                               12/15/26            882        984,136
Citigroup, Inc.
    6.500%                               01/18/11          1,620      1,819,866
European Investment Bank a
    2.375%                               06/15/07            780        767,197
First Union Institutional Capital I
    8.040%                               12/01/26            310        346,132
Manufacturers & Traders Trust Co.
    8.000%                               10/01/10          1,000      1,199,039

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK (CONTINUED)
Marshall & Ilsley Corp.
    4.375%                               08/01/09       $  2,000   $  2,040,406
Royal Bank of Scotland Group P.L.C.
    5.000%                               10/01/14          1,560      1,582,650
Sovereign Bank
    4.375%                               08/01/13          2,044      2,052,932
Wells Fargo & Co.
    6.375%                               08/01/11          2,175      2,428,333
                                                                   ------------
                                                                     13,220,691
                                                                   ------------
FINANCE - NON-BANK -- 9.8%
American Express Credit Corp.
    3.000%                               05/16/08            990        973,889
Associates Corp. N.A.
    6.950%                               11/01/18            420        491,338
CIT Group, Inc.
    5.000%                               02/13/14            450        449,025
Countrywide Home Loan, Inc.
    4.125%                               09/15/09          1,125      1,124,254
EOP Operating L.P.
    7.750%                               11/15/07          1,570      1,754,324
Ford Motor Credit Corp.
    5.800%                               01/12/09          1,175      1,219,024
    7.000% a                             10/01/13            490        518,938
General Electric Capital Corp.
    5.000%                               06/15/07            700        732,597
General Motors Acceptance Corp.
    5.625%                               05/15/09          1,285      1,311,269
Genworth Financial, Inc.
    4.750%                               06/15/09          1,000      1,034,745
Goldman Sachs Group, Inc.
    7.625%                               08/17/05          2,000      2,089,682
    6.125%                               02/15/33          1,000      1,007,803
Lehman Brothers Holdings, Inc.
    4.000%                               01/22/08            350        355,797
    7.000%                               02/01/08            220        242,969
MetLife, Inc.
    6.375%                               06/15/34            500        528,215
Morgan Stanley
    4.750%                               04/01/14            325        315,217
Prudential Financial, Inc.
    4.500%                               07/15/13            700        679,956
Simon Property Group L.P.
    5.375%                               08/28/08            740        777,437
SLM Corp.
    5.375%                               05/15/14          1,000      1,031,290
Textron Financial Corp.
    5.875%                               06/01/07          1,065      1,134,732
                                                                   ------------
                                                                     17,772,501
                                                                   ------------
INDUSTRIAL -- 7.3%
Boeing Co.
    8.750%                               09/15/31            590        811,925


 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Comcast Corp.
    5.300%                               01/15/14       $    600   $    602,393
ConAgra Foods, Inc.
    6.750%                               09/15/11            425        478,853
First Data Corp.
    4.850%                               10/01/14            615        619,069
General Mills, Inc.
    6.000%                               02/15/12          1,285      1,386,172
Goodrich Corp.
    6.450%                               12/15/07            935      1,010,175
H.J. Heinz Co.
    6.000%                               03/15/08          1,790      1,935,917
John Deere Capital Corp.
    5.100%                               01/15/13            645        666,198
Kroger Co.
    6.800%                               04/01/11            500        560,958
Lockheed Martin Corp.
    8.200%                               12/01/09          1,000      1,191,245
News America, Inc.
    6.550%                               03/15/33            750        796,858
PHH Corp.
    6.000%                               03/01/08            420        450,835
Procter & Gamble Co. - Guaranteed ESOP
  Debentures Series A
    9.360%                               01/01/21            500        672,235
Time Warner, Inc.
    6.875%                               06/15/18            765        837,790
Viacom, Inc.
    5.625%                               05/01/07            495        523,917
    7.875%                               07/30/30            500        612,701
                                                                   ------------
                                                                     13,157,241
                                                                   ------------
OIL -- 2.8%
Anadarko Finance Co.
    7.500%                               05/01/31          1,000      1,226,524
Burlington Resources Finance Co.
    6.500%                               12/01/11          1,000      1,127,946
Conoco Funding Co.
    6.350%                               10/15/11            215        240,118
Conoco, Inc.
    6.950%                               04/15/29          1,335      1,545,183
Marathon Oil Corp.
    5.375%                               06/01/07          1,000      1,049,568
                                                                   ------------
                                                                      5,189,339
                                                                   ------------
TELEPHONES -- 3.3%
France Telecom S.A.
    8.500%                               03/01/11          1,100      1,318,461
Telecom Italia Capital Series 144A
    4.000%                               01/15/10          1,000        993,350
Verizon Global Funding Corp. a
    6.125%                               06/15/07          1,480      1,586,703

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
CORPORATE BONDS (CONTINUED)
TELEPHONES (CONTINUED)
Verizon Wireless Capital, L.L.C.
    5.375%                               12/15/06       $  1,000   $  1,047,292
Vodafone Group P.L.C.
    7.750%                               02/15/10            860      1,009,956
                                                                   ------------
                                                                      5,955,762
                                                                   ------------
TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe Corp.
    7.950%                               08/15/30            700        879,732
Federal Express Corp.
    6.720%                               01/15/22              2          2,727
                                                                   ------------
                                                                        882,459
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $56,159,053)                                                 58,891,986
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 7.7%
U.S. TREASURY BILLS -- 0.1%
    1.390%                               11/26/04            100         99,754
                                                                   ------------
U.S. TREASURY BONDS -- 5.1%
    8.750%                               08/15/20            950      1,377,389
    7.625% a                             02/15/25          1,890      2,554,749
    6.000%                               02/15/26          2,381      2,715,364
    5.500%                               08/15/28          2,475      2,661,303
                                                                   ------------
                                                                      9,308,805
                                                                   ------------
U.S. TREASURY NOTES -- 2.5%
    5.000% a                             02/15/11            650        699,030
    4.250%                               08/15/13          3,800      3,858,041
                                                                   ------------
                                                                      4,557,071
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $13,727,296)                                                 13,965,630
                                                                   ------------


                                                         Shares
                                                       ---------
TEMPORARY INVESTMENTS -- 4.8%
Goldman Sachs Financial Square Money Market
  Portfolio                                            3,605,686      3,605,686
J.P. Morgan Institutional Prime Money Market
  Portfolio                                            5,019,851      5,019,851
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8,625,537)                                                   8,625,537
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 3.5%
COMMERCIAL PAPER -- 0.9%
Links Finance, L.L.C.
    1.860%                               10/01/04       $    553        553,426
Rabobank Finance Corp.
    1.870%                               10/01/04            553        553,425


 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
Variable Funding Capital Corp.
    1.870%                               10/01/04       $    553   $    553,426
                                                                   ------------
                                                                      1,660,277
                                                                   ------------
TIME DEPOSITS -- 2.3%
Fortis Bank
    1.890%                               10/01/04          3,243      3,243,140
UBS Bank
    1.980%                               10/01/04            911        911,029
                                                                   ------------
                                                                      4,154,169
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 0.3%
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04            553        553,454
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $6,367,900)                                                   6,367,900
                                                                   ------------
TOTAL INVESTMENTS -- 109.0%
  (Cost $194,069,293)                                               197,366,043
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (9.0%)
Interest receivable and other assets                                  1,418,515
Receivable for securities sold                                        1,893,424
Payable upon return of collateral on securities loaned               (6,367,900)
Payable for securities purchased                                     (8,657,007)
Payable for capital stock redeemed                                   (3,899,792)
Dividends payable                                                      (663,347)
Futures margin payable                                                   (6,094)
Investment advisory fee payable                                         (53,941)
Administration fees payable                                             (24,130)
Service plan fees payable                                                (1,244)
Accrued expenses                                                        (17,205)
                                                                   ------------
                                                                    (16,378,721)
                                                                   ------------
NET ASSETS -- 100.0%                                               $180,987,322
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $194,147,105
                                                                   ============
     Gross Appreciation                                            $  4,559,562
     Gross Depreciation                                              (1,340,624)
                                                                   ------------
     Net Appreciation                                              $  3,218,938
                                                                   ============

----------
+  See Note 1.
*  Security pledged as collateral for futures contracts.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $6,178,185 and the total market value of the collateral held by the portfolio is $6,367,900.
b  Represents "to-be-announced" (TBA) transactions.
IO -- Interest Only Security.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.


                                                    Number of       Unrealized
                                                    Contracts      Appreciation
                                                    ---------      ------------
Futures Contracts -- Long Position
  U.S. Treasury Bonds, December 2004
  (Notional value at 9/30/04 is $1,683,281.)            15            $15,820
                                                        ==            =======

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                           Shares      Value+
                                                           ------   -----------
COMMON STOCK -- 0.0%
DIVERSIFIED FINANCIALS -- 0.0%
Medical Office Properties, Inc.*
  (Cost $218,100)                                          10,905   $     2,072
                                                                    -----------


 Coupon                                                     Par
  Rate                                    Maturity         (000)
 ------                                   --------        -------
CORPORATE BONDS -- 97.7%
AEROSPACE & DEFENSE -- 1.5%
Aviall, Inc.
    7.625%                                07/01/11         $  165       179,025
Gencorp, Inc.
    9.500%                                08/15/13            650       698,750
L-3 Communications Corp.
    6.125%                                07/15/13            325       330,687
                                                                    -----------
                                                                      1,208,462
                                                                    -----------
ALCOHOLIC BEVERAGES -- 0.6%
Constellation Brands, Inc. Series B
    8.125%                                01/15/12            440       485,100
                                                                    -----------
AUTO COMPONENTS -- 0.6%
Navistar International Corp.
    7.500%                                06/15/11            455       487,987
                                                                    -----------
BUILDING PRODUCTS -- 0.7%
Texas Industries, Inc.
   10.250%                                06/15/11            510       589,050
                                                                    -----------
CASINOS -- 4.2%
Argosy Gaming Co.
    7.000%                                01/15/14            475       492,219
Aztar Corp. Series 144A
    7.875%                                06/15/14            550       585,750
Boyd Gaming Corp.
    7.750%                                12/15/12            350       377,125
MGM MIRAGE, Inc. Series 144A
    6.750%                                09/01/12            750       780,000
Penn National Gaming, Inc.
    6.875%                                12/01/11            475       491,625
Station Casinos, Inc.
    6.500% a                              02/01/14            150       153,375
    6.875%                                03/01/16            450       464,625
                                                                    -----------
                                                                      3,344,719
                                                                    -----------
CHEMICALS -- 4.0%
Georgia Gulf Corp.
    7.125%                                12/15/13            700       729,750
Hercules, Inc. Series 144A
    6.750%                                10/15/29            475       486,875
Lyondell Chemical Co. a
   10.500%                                06/01/13            725       841,000
NewMarket Corp.
    8.875%                                05/01/10            450       488,250
NOVA Chemicals Corp.
    6.500%                                01/15/12            650       674,375
                                                                    -----------
                                                                      3,220,250
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.2%
Allied Waste N.A., Inc.
    6.125%                                02/15/14            200       187,500


 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
CHC Helicopter Corp.
    7.375%                                05/01/14         $  600   $   628,500
CP Ships, Ltd.
   10.375%                                07/15/12            315       362,250
Iron Mountain, Inc.
    7.750%                                01/15/15            375       399,375
    6.625%                                01/01/16            250       245,000
Mobile Mini, Inc.
    9.500%                                07/01/13            500       557,500
OMI Corp.
    7.625%                                12/01/13            500       515,625
Overseas Shipholding Group
    8.250%                                03/15/13            625       693,750
United Rentals N.A., Inc.
    6.500%                                02/15/12            280       270,900
    7.750% a                              11/15/13            275       259,187
    7.000% a                              02/15/14             50        44,625
                                                                    -----------
                                                                      4,164,212
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 3.6%
K. Hovnanian Enterprises
    7.750%                                05/15/13            600       649,500
Standard Pacific Corp.
    6.250%                                04/01/14            650       648,375
Technical Olympic USA, Inc.
    7.500%                                03/15/11            625       639,063
URS Corp.
   11.500%                                09/15/09            277       319,935
William Lyon Homes, Inc.
    7.500%                                02/15/14            600       615,000
                                                                    -----------
                                                                      2,871,873
                                                                    -----------
CONSTRUCTION MATERIALS -- 0.7%
U.S. Concrete, Inc.
    8.375%                                04/01/14            525       551,250
                                                                    -----------
CONTAINERS & PACKAGING -- 1.6%
Greif, Inc.
    8.875%                                08/01/12            575       644,000
Jefferson Smurfit Corp.
    7.500%                                06/01/13            560       593,600
                                                                    -----------
                                                                      1,237,600
                                                                    -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.1%
Citizens Communications Co.
    9.250%                                05/15/11            500       552,500
GCI, Inc.
    7.250%                                02/15/14            335       329,975
                                                                    -----------
                                                                        882,475
                                                                    -----------
ELECTRICAL EQUIPMENT -- 1.4%
Rayovac Corp.
    8.500%                                10/01/13            500       545,000
Thomas & Betts Corp.
    7.250%                                06/01/13            530       569,836
                                                                    -----------
                                                                      1,114,836
                                                                    -----------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
ENERGY EQUIPMENT & SERVICES -- 0.8%
GulfMark Offshore Inc. Series 144A
    7.750%                                07/15/14         $  525   $   534,187
Hanover Compressor Co.
    9.000%                                06/01/14             75        82,688
                                                                    -----------
                                                                        616,875
                                                                    -----------
FOOD & DRUG RETAILING -- 2.3%
Ingles Markets, Inc.
    8.875%                                12/01/11            575       622,437
Jean Coutu Group (PJC) Inc. Series 144A
    7.625%                                08/01/12            225       230,063
    8.500%                                08/01/14            400       399,000
Marsh Supermarkets, Inc. Series B a
    8.875%                                08/01/07            575       583,625
                                                                    -----------
                                                                      1,835,125
                                                                    -----------
FOOD PRODUCTS -- 4.4%
Chiquita Brands International, Inc. Series 144A
    7.500%                                11/01/14            700       703,500
Del Monte Corp.
    8.625%                                12/15/12            650       726,375
O'Charley's, Inc.
    9.000%                                11/01/13            660       696,300
Pilgrims Pride Corp.
    9.250%                                11/15/13            650       718,250
Smithfield Foods, Inc. Series B
    7.750%                                05/15/13            625       681,250
                                                                    -----------
                                                                      3,525,675
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Fisher Scientific International, Inc.
    8.000%                                09/01/13            500       562,500
Fisher Scientific International, Inc. Series 144A
    6.750%                                08/15/14            150       158,250
Inverness Medical Innovations, Inc. Series 144A
    8.750%                                02/15/12            390       393,900
Rotech Healthcare, Inc.
    9.500%                                04/01/12            475       510,625
                                                                    -----------
                                                                      1,625,275
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.2%
NDCHealth Corp.
   10.500%                                12/01/12            600       658,500
Psychiatric Solutions, Inc.
   10.625%                                06/15/13            600       681,000
Tenet Healthcare Corp. Series 144A
    9.875%                                07/01/14            575       603,750
Triad Hospitals, Inc.
    7.000%                                05/15/12            450       472,500
    7.000%                                11/15/13            100       102,250
                                                                    -----------
                                                                      2,518,000
                                                                    -----------


 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
HOTELS, RESTAURANTS & LEISURE -- 6.0%
Bluegreen Corp.
   10.500%                                04/01/08       $    335   $   345,050
Carmike Cinemas, Inc.
    7.500%                                02/15/14            490       498,575
Felcor Lodging L. P.
   10.000%                                09/15/08             41        43,255
    9.000%                                06/01/11            600       663,000
Gaylord Entertainment Co.
    8.000%                                11/15/13            475       502,312
Host Marriott L. P.
    7.125%                                11/01/13            145       152,975
Host Marriott L. P. Series 144A
    7.000%                                08/15/12            525       555,187
Imax Corp. Series 144A
    9.625%                                12/01/10            525       526,313
Intrawest Corp.
    7.500%                                10/15/13            700       728,875
Prime Hospitality Corp. Series B
    8.375%                                05/01/12            625       710,938
Royal Caribbean Cruises, Ltd.
    6.875%                                12/01/13            100       107,000
                                                                    -----------
                                                                      4,833,480
                                                                    -----------
HOUSEHOLD DURABLES -- 1.5%
Jacuzzi Brands, Inc.
    9.625%                                07/01/10            500       555,000
Samsonite Corp., Series 144A
    8.875%                                06/01/11            600       630,000
                                                                    -----------
                                                                      1,185,000
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.2%
Alltrista Corp.
    9.750%                                05/01/12            575       638,250
Scotts Co.
    6.625%                                11/15/13            300       316,875
                                                                    -----------
                                                                        955,125
                                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.8%
Trinity Industries, Inc.
    6.500%                                03/15/14            675       668,250
                                                                    -----------
MACHINERY -- 2.4%
JLG Industries, Inc. a
    8.375%                                06/15/12            650       682,500
Manitowoc Co., Inc.
    7.125%                                11/01/13            330       350,625
Terex Corp.
    7.375%                                01/15/14            575       606,625
Westinghouse Air Brake Technologies Corp.
    6.875%                                07/31/13            250       257,500
                                                                    -----------
                                                                      1,897,250
                                                                    -----------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
MEDIA -- 4.6%
Corus Entertainment, Inc.
    8.750%                                03/01/12         $  250   $   277,187
EchoStar DBS Corp.
    6.375%                                10/01/11            750       763,125
Fisher Communications, Inc. Series 144A
    8.625%                                09/15/14            600       627,000
Lin Television Corp. a
    6.500%                                05/15/13            550       565,125
NTL Cable P.L.C. Series 144A a
    8.750%                                04/15/14            480       522,000
R.H. Donnelley Finance Corp. I Series 144A
   10.875%                                12/15/12            425       517,438
Reader's Digest Association, Inc.
    6.500%                                03/01/11            100       103,500
Salem Communications Corp.
    7.750%                                12/15/10            300       318,000
                                                                    -----------
                                                                      3,693,375
                                                                    -----------
METALS & MINING -- 3.3%
Century Aluminum Co. Series 144A a
    7.500%                                08/15/14             90        95,175
International Steel Group, Inc. Series 144A
    6.500%                                04/15/14            710       713,550
IPSCO, Inc.
    8.750%                                06/01/13            500       572,500
Steel Dynamics, Inc.
    9.500%                                03/15/09            510       568,650
United States Steel Corp.
    9.750%                                05/15/10            471       541,650
Wolverine Tube, Inc.
   10.500%                                04/01/09            166       183,430
                                                                    -----------
                                                                      2,674,955
                                                                    -----------
MULTILINE RETAIL -- 3.0%
Alimentation Couche-Tard, Inc.
    7.500%                                12/15/13            600       642,000
Central Garden & Pet Co.
    9.125%                                02/01/13            500       551,250
MemberWorks, Inc. Series 144A
    9.250%                                04/01/14            300       296,250
Rent-A-Center, Inc. Series B
    7.500%                                05/01/10            375       390,000
Saks, Inc.
    7.000%                                12/01/13            523       536,075
                                                                    -----------
                                                                      2,415,575
                                                                    -----------
OFFICE ELECTRONICS -- 0.9%
Xerox Corp.
    6.875%                                08/15/11            675       708,750
                                                                    -----------
OIL & GAS -- 10.7%
Chesapeake Energy Corp.
    7.500%                                06/15/14             30        32,925
    6.875%                                01/15/16            250       262,500


 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
Chesapeake Energy Corp. Series 144A
    7.000%                                08/15/14         $  300   $   318,750
Compton Petroleum Corp.
    9.900%                                05/15/09            500       557,500
Comstock Resources, Inc.
    6.875%                                03/01/12            500       515,000
Denbury Resources, Inc.
    7.500%                                04/01/13            700       745,500
Encore Acquisition Co.
    8.375%                                06/15/12            230       257,600
Energy Partners, Ltd.
    8.750%                                08/01/10            310       337,900
Ferrellgas Partners
    6.750%                                05/01/14            240       246,000
Frontier Oil Corp. Series 144A
    6.625%                                10/01/11            500       508,750
Giant Industries, Inc.
    8.000%                                05/15/14            550       563,750
Houston Exploration Co.
    7.000%                                06/15/13            510       536,775
Newfield Exploration Co. Series 144A
    6.625%                                09/01/14             80        83,800
Pacific Energy Partners L.P. Series 144A
    7.125%                                06/15/14            115       125,063
Paramount Resources, Ltd.
    7.875%                                11/01/10            600       642,000
Premcor Refining Group, Inc.
    7.750%                                02/01/12             80        87,600
Pride International, Inc. Series 144A
    7.375%                                07/15/14            150       167,250
Star Gas Partners L.P.
   10.250%                                02/15/13            650       715,000
Stone Energy Corp.
    8.250%                                12/15/11            600       649,500
Suburban Propane Partners
    6.875%                                12/15/13            750       776,250
Whiting Petroleum Corp.
    7.250%                                05/01/12            450       456,750
                                                                    -----------
                                                                      8,586,163
                                                                    -----------
PAPER & FOREST PRODUCTS -- 7.0%
Abitibi-Consolidated, Inc.
    8.550%                                08/01/10            500       538,750
    6.000%                                06/20/13            150       138,750
Ainsworth Lumber Co., Ltd.
    6.750%                                03/15/14            490       472,575
Bowater, Inc. a
    6.500%                                06/15/13            650       633,944
Buckeye Technologies, Inc.
    8.500%                                10/01/13            650       702,000
Cascades, Inc.
    7.250%                                02/15/13            525       552,563

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (CONTINUED)
Longview Fibre Co.
   10.000%                                01/15/09         $  575   $   629,625
Norske Skog Canada, Ltd.
    8.625%                                06/15/11            575       626,750
Potlatch Corp.
   10.000%                                07/15/11            575       652,625
Tembec Industries, Inc.
    8.500%                                02/01/11            625       656,250
                                                                    -----------
                                                                      5,603,832
                                                                    -----------
PERSONAL PRODUCTS -- 0.7%
Elizabeth Arden, Inc.
    7.750%                                01/15/14            500       527,500
                                                                    -----------
PHARMACEUTICALS -- 0.6%
Biovail Corp.
    7.875%                                04/01/10            500       512,500
                                                                    -----------
REAL ESTATE -- 6.6%
AMR Real Estate Series 144A
    8.125%                                06/01/12            700       740,250
Cornell Cos., Inc. Series 144A
   10.750%                                07/01/12            450       453,375
Corrections Corp. of  America
    7.500%                                05/01/11            500       530,625
Crescent Real Estate Equities L.P.
    9.250%                                04/15/09            575       622,438
Forest City Enterprises, Inc.
    7.625%                                06/01/15            325       342,875
LNR Property Corp.
    7.625%                                07/15/13            550       605,000
Omega Healthcare Investors, Inc. Series 144A
    7.000%                                04/01/14            750       765,000
Senior Housing Properties Trust
    7.875%                                04/15/15            600       654,000
Ventas Realty L.P. / Ventas Capital Corp.
    9.000%                                05/01/12            525       601,125
                                                                    -----------
                                                                      5,314,688
                                                                    -----------
SPECIALTY RETAIL -- 3.3%
CSK Auto Corp.
    7.000%                                01/15/14            265       257,713
Jo-Ann Stores, Inc.
    7.500%                                03/01/12            416       436,800
Mothers Work, Inc.
   11.250%                                08/01/10            225       222,750
Payless Shoesource, Inc. a
    8.250%                                08/01/13            750       731,250
Steinway Musical Instruments, Inc.
    8.750%                                04/15/11            525       574,875
Toys "R" Us, Inc. a
    7.875%                                04/15/13            450       451,125
                                                                    -----------
                                                                      2,674,513
                                                                    -----------


 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
TEXTILES & APPAREL -- 3.9%
Oxford Industries, Inc. Series 144A
    8.875%                                06/01/11         $  500   $   545,000
Perry Ellis International, Inc. Series B
    8.875%                                09/15/13            575       612,375
Phillips-Van Heusen Corp.
    7.250%                                02/15/11            600       627,000
Russell Corp.
    9.250%                                05/01/10            675       735,750
Warnaco, Inc.
    8.875%                                06/15/13            550       614,625
                                                                    -----------
                                                                      3,134,750
                                                                    -----------
TOBACCO -- 0.9%
Reynolds American, Inc.
    7.250%                                06/01/12            550       541,750
Standard Commercial Corp. Series 144A
    8.000%                                04/15/12            150       154,500
                                                                    -----------
                                                                        696,250
                                                                    -----------
WIRELESS TELECOMMUNICATIONS SERVICES -- 2.4%
Nextel Communications, Inc.
    6.875%                                10/31/13            255       266,475
    5.950%                                03/15/14            450       443,250
Rogers Cantel, Inc.
    9.750%                                06/01/16            600       672,750
Western Wireless Corp.
    9.250%                                07/15/13            500       512,500
                                                                    -----------
                                                                      1,894,975
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $75,244,436)                                                 78,255,695
                                                                    -----------


                                                           Shares
                                                          -------
TEMPORARY INVESTMENTS -- 1.5%
AIM Short-Term Investment Co. Liquid Assets Prime
  Portfolio                                               889,056       889,056
Dreyfus Cash Management Plus #719                         350,739       350,739
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,239,795)                                                   1,239,795
                                                                    -----------


 Coupon                                                     Par
  Rate                                    Maturity         (000)
 ------                                   --------        -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 6.5%
COMMERCIAL PAPER -- 3.6%
Links Finance, L.L.C.
    1.860%                                10/01/04       $    956       956,407
Rabobank Finance Corp.
    1.870%                                10/01/04            956       956,406
Variable Funding Capital Corp.
    1.870%                                10/01/04            956       956,407
                                                                    -----------
                                                                      2,869,220
                                                                    -----------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
TIME DEPOSITS -- 1.7%
UBS Bank
    1.980%                                10/01/04         $1,349   $ 1,348,774
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 1.2%
Merrill Lynch & Co., Inc.
    2.005%                                10/01/04            956       956,456
                                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $5,174,450)                                                   5,174,450
                                                                    -----------
TOTAL INVESTMENTS -- 105.7%
  (Cost $81,876,781)                                                 84,672,012
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (5.7%)
Interest receivable and other assets                                  1,787,293
Receivable for securities sold                                          307,777
Payable upon return of collateral on securities loaned               (5,174,450)
Payable for securities purchased                                       (961,186)
Payable for capital stock redeemed                                      (24,359)
Dividends payable                                                      (440,162)
Investment advisory fee payable                                         (19,670)
Administration fees payable                                              (9,655)
Service plan fees payable                                                  (110)
Accrued expenses                                                         (4,135)
                                                                    -----------
                                                                     (4,538,657)
                                                                    -----------
NET ASSETS -- 100.0%                                                $80,133,355
                                                                    ===========

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                          $81,876,781
                                                                    ===========
     Gross Appreciation                                             $ 3,167,825
     Gross Depreciation                                                (372,594)
                                                                    -----------
     Net Appreciation                                               $ 2,795,231
                                                                    ===========

----------
+  See Note 1
* Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $5,059,138, and the total market value of the collateral held by the portfolio is $5,174,450.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                    Par
  Rate                                    Maturity        (000)        Value+
 ------                                   --------       --------   -----------
AGENCY OBLIGATIONS -- 32.3%
AID-Israel
    5.500%                                09/18/23       $  1,500   $ 1,554,520
AID-Peru
    9.980%                                08/01/08          1,360     1,519,972
Federal Home Loan Bank
    1.875%                                06/15/06          3,000     2,962,032
Federal Home Loan Mortgage Corp.
    3.625% a                              09/15/08          2,500     2,515,078
    7.000%                                03/15/10            495       570,691
    4.875%                                11/15/13          1,925     1,975,524
    5.500%                                08/20/19          2,000     2,002,434
Federal National Mortgage Association
    4.375%                                10/15/06          3,195     3,295,246
    5.250%                                04/15/07          1,000     1,054,823
    6.250%                                02/01/11            750       829,142
    6.000%                                05/15/11          1,000     1,105,789
Housing & Urban Development
    1.740%                                08/01/05          2,225     2,215,192
Rowan Cos., Inc.
    6.150%                                07/01/10          2,201     2,357,746
Small Business Administration Participation
  Certificates Series 1997-10C, Class 1
    6.950%                                05/01/07            306       309,002
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $23,701,965)                                                 24,267,191
                                                                    -----------
ASSET - BACKED SECURITIES -- 11.0%
AESOP Funding II L.L.C.  Series 2002-1A,
  Class A1
    3.850%                                10/20/06          1,500     1,518,102
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                                11/12/08          1,000     1,011,988
California Infrastructure & Economic Development
  Bank Special Purpose Trust Southern California
  Edison Co. Series 1997-1, Class A7
    6.420%                                12/26/09          1,260     1,359,590
Citibank Credit Card Issuance Trust Series
  2000-A3, Class A3
    6.875%                                11/16/09            210       231,812
Citibank Credit Card Issuance Trust Series
  2001-A6, Class A6
    5.650%                                06/16/08          1,480     1,548,956
Contimortgage Home Equity Loan Trust Series
  1997-4, Class A7
    6.630%                                09/15/16            595       594,096
Structured Asset Securities Corp. Series
  2003-28XS, Class A3
    4.060%                                09/25/33          1,624     1,629,329


 Coupon                                                    Par
  Rate                                    Maturity        (000)        Value+
 ------                                   --------       --------   -----------
ASSET - BACKED SECURITIES (CONTINUED)
Volkswagen Auto Lease Trust Series 2002-A,
  Class A4
    2.750%                                12/20/07       $    355   $   356,063
                                                                    -----------
TOTAL ASSET - BACKED SECURITIES
  (Cost $8,212,165)                                                   8,249,936
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 25.6%
Federal Home Loan Mortgage Corp. Series 202,
  Class IO
    6.500%                                04/01/29            222        42,192
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                                03/25/27          1,823        89,850
Federal National Mortgage Association
  Series 1998-T1, Class A
   73.281%                                12/28/28             23        23,105
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.400%                                11/17/18          1,460     1,565,316
Federal National Mortgage Association
  Series 2001-T2, Class A
    5.780%                                11/25/10          2,139     2,281,582
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                                11/25/17          1,200     1,207,638
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                                09/25/42          1,302     1,300,849
Federal National Mortgage Association Grantor
  Trust Series 2002-T3, Class B
    5.763%                                12/25/11          2,000     2,170,915
Federal National Mortgage Association Grantor
  Trust Series 2002-T11, Class IO
    0.742%                                04/25/12         33,935     1,643,737
Government National Mortgage Association
  Series 2001-12, Class A
    5.492%                                01/16/15            873       905,392
Government National Mortgage Association
  Series 2002-28, Class A
    4.776%                                02/16/18            647       667,472
Government National Mortgage Association
  Series 2003-5, Class A
    3.202%                                04/16/19          1,543     1,535,277
Government National Mortgage Association
  Series 2004-09, Class IO
    1.341%                                03/16/34         26,167     1,626,717
Government National Mortgage Association
  Series 2004-45, Class A
    4.020%                                12/16/21            992       998,089
LB-UBS Commercial Mortgage Trust Series 2003-C1,
  Class A4
    4.394%                                03/17/32          1,000       985,624
LB-UBS Commercial Mortgage Trust Series 2003-C8,
  Class A3
    4.830%                                11/15/27          2,000     2,049,435

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                    Par
  Rate                                    Maturity        (000)        Value+
 ------                                   --------       --------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Structured Asset Securities Corp. Series
  1998-RF3, Class AIO IO
    6.100%                                06/15/28       $  1,313   $   154,731
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $19,321,905)                                                 19,247,921
                                                                    -----------
MORTGAGE - BACKED SECURITIES -- 1.7%
Federal National Mortgage Association
  Pool #8217
   11.000%                                12/01/15            203       223,361
Government National Mortgage Association
  Pool #8720
    4.625%                                10/20/25             23        23,174
Government National Mortgage Association
  Pool #162989
    9.000%                                05/15/16              2         1,748
Government National Mortgage Association
  Pool #227125
    9.000%                                07/15/17             13        14,228
Government National Mortgage Association
  Pool #346458
    8.000%                                03/15/23             29        31,754
Government National Mortgage Association
  Pool #352110
    7.000%                                08/15/23            231       247,455
Government National Mortgage Association
  Pool #442138
    8.000%                                11/15/26            247       271,358
Government National Mortgage Association
  Pool #780389
    9.000%                                08/15/09            397       427,904
                                                                    -----------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $1,163,403)                                                   1,240,982
                                                                    -----------
CORPORATE BONDS -- 1.1%
FINANCE - BANK -- 1.1%
European Investment Bank
  (Cost $857,921)
    2.375% a                              06/15/07            860       845,884
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 28.4%
U.S. TREASURY BONDS -- 8.9%
    11.250% a                             02/15/15          1,000     1,591,446
    8.750%                                08/15/20            760     1,101,911
    5.500%                                08/15/28          3,715     3,994,643
                                                                    -----------
                                                                      6,688,000
                                                                    -----------
U.S. TREASURY NOTES -- 11.2%
    5.750%                                11/15/05          1,230     1,277,856
    6.500%                                10/15/06          6,610     7,118,408
                                                                    -----------
                                                                      8,396,264
                                                                    -----------
U.S. TREASURY STRIPS -- 8.3%
    0.000%                                11/15/09          7,500     6,236,265


 Coupon                                                    Par
  Rate                                    Maturity        (000)        Value+
 ------                                   --------       --------   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $21,260,292)                                                $21,320,529
                                                                    -----------


                                                          Shares
                                                         --------
TEMPORARY INVESTMENTS -- 0.3%
Goldman Sachs Financial Square Treasury Obligation
  Portfolio                                                22,636        22,636
J.P. Morgan Institutional Prime Money Market
  Portfolio                                               162,855       162,855
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $185,491)                                                       185,491
                                                                    -----------


 Coupon                                                    Par
  Rate                                    Maturity        (000)
 ------                                   --------       --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 6.2%
COMMERCIAL PAPER -- 2.5%
Links Finance, L.L.C.
    1.860%                                10/01/04       $    635       634,757
Rabobank Finance Corp.
    1.870%                                10/01/04            635       634,757
Variable Funding Capital Corp.
    1.870%                                10/01/04            635       634,756
                                                                    -----------
                                                                      1,904,270
                                                                    -----------
TIME DEPOSITS -- 2.8%
Fortis Bank
    1.890%                                10/01/04          1,167     1,166,862
UBS Bank
    1.980%                                10/01/04            924       923,648
                                                                    -----------
                                                                      2,090,510
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 0.9%
Merrill Lynch & Co., Inc.
    2.005%                                10/01/04            635       634,789
                                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $4,629,569)                                                   4,629,569
                                                                    -----------
TOTAL INVESTMENTS -- 106.6%
  (Cost $79,332,711)                                                 79,987,503
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (6.6%)
Interest receivable and other assets                                    725,214
Receivable for capital stock sold                                            60
Payable upon return of collateral on securities loaned               (4,629,569)
Payable for capital stock redeemed                                     (768,478)
Dividends payable                                                      (214,393)
Investment advisory fee payable                                          (8,690)
Administration fees payable                                             (10,781)
Service plan fees payable                                                (4,218)
Accrued expenses                                                        (13,259)
                                                                    -----------
                                                                     (4,924,114)
                                                                    -----------
NET ASSETS -- 100.0%                                                $75,063,389
                                                                    ===========

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                          $79,339,625
                                                                    ===========
     Gross Appreciation                                             $ 1,383,117
     Gross Depreciation                                                (735,239)
                                                                    -----------
     Net Appreciation                                               $   647,878
                                                                    ===========

----------
+  See Note 1.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $4,531,843, and the total market value of the collateral held by the portfolio is $4,629,569.
IO -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS -- 98.5%
ALABAMA -- 1.6%
Alabama Drinking Water Finance Authority Revenue
  Bonds (Revolving Fund Loan) Series A
    5.000%                               08/15/14       $  2,875   $  3,121,502
Marshall County, Alabama, Health Care Authority
  Revenue Bonds Series A
    6.250%                               01/01/22            770        820,358
                                                                   ------------
                                                                      3,941,860
                                                                   ------------
ARIZONA -- 8.9%
Glendale, Arizona, Water & Sewer Revenue Bonds
    5.500%                               07/01/08          2,700      3,002,616
    5.500%                               07/01/09          5,000      5,621,000
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                               07/01/16          4,945      5,853,743
Phoenix, Arizona, Civic Plaza Building
  Corporate Excise Tax Revenue Bonds
    6.000%                               07/01/12          1,000      1,039,620
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
    5.375%                               07/01/14          1,000      1,131,300
University of Arizona Certificates of
  Participation Series A
    4.125%                               06/01/07            750        790,605
    5.250%                               06/01/10          3,505      3,910,353
                                                                   ------------
                                                                     21,349,237
                                                                   ------------
CALIFORNIA -- 12.7%
California State Department of Water Resources
  Power Supply Revenue Bonds Series A
    5.000%                               05/01/08          2,500      2,727,475
    5.500%                               05/01/08          2,500      2,748,450
    5.750%                               05/01/17          5,000      5,638,600
California State Economic Recovery General
  Obligation Bonds Series A
    5.000%                               07/01/16          5,000      5,362,700
Lodi, California, Wastewater System Revenue
  Certificates of Participation Series A
    5.000%                               10/01/12          1,045      1,168,864
    5.500%                               10/01/18          1,535      1,728,456
Los Angeles County, California, Unified School
  District General Obligation Bonds
    5.500%                               07/01/12          5,000      5,745,600
Sacramento County, California, Sanitation
  District Financing Authority Revenue Bonds
  Series A
    6.000%                               12/01/20          3,450      3,638,439


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
University of California Revenue Bonds
  (Limited Project) Series A
    5.000%                               05/15/14       $  1,565   $  1,724,896
                                                                   ------------
                                                                     30,483,480
                                                                   ------------
CONNECTICUT -- 1.2%
New Haven, Connecticut, General Obligation
  Bonds Series B
    5.500%                               11/01/12          2,550      2,909,830
                                                                   ------------
DELAWARE -- 0.5%
Delaware River & Bay Authority Revenue Bonds
  Series A
    5.700%                               01/01/19          1,000      1,117,340
                                                                   ------------
FLORIDA -- 0.9%
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds Series 3A
    5.800%                               10/01/18          1,080      1,113,955
Miami-Dade County, Florida, Educational
  Facilities Authority Revenue Bonds Series A
    5.750%                               04/01/14          1,000      1,138,000
                                                                   ------------
                                                                      2,251,955
                                                                   ------------
GEORGIA -- 3.1%
Atlanta, Georgia, Airport Revenue Bonds Series A
    5.875%                               01/01/17          1,000      1,130,290
College Park, Georgia, Business & Industrial
  Development Authority Revenue Bonds (Civic
  Center Project)
    5.500%                               09/01/09          1,855      2,092,996
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center Revenue Bonds
    6.000%                               06/01/16          1,500      1,752,765
    6.250%                               06/01/17          1,000      1,181,460
Forsyth County, Georgia, Water & Sewer Authority
  Revenue Bonds
    6.250%                               04/01/18          1,000      1,177,950
                                                                   ------------
                                                                      7,335,461
                                                                   ------------
ILLINOIS -- 8.9%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                               01/01/22          2,265      2,611,840
Cook County, Illinois, Glencoe School District
  No. 035 General Obligation Bonds
    5.750%                               12/01/16          1,210      1,398,651
Illinois Development Finance Authority Revenue
  Bonds (DePaul University) Series C
    5.625%                               10/01/20          1,000      1,099,000

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Educational Facilities Authority
  Revenue Bonds (University of Chicago) Series A
    5.250%                               07/01/22       $  3,000   $  3,246,480
Illinois Health Facilities Authority Revenue
  Bonds (Advocate Health Care Network)
    6.250%                               11/15/14          2,500      2,783,550
    6.375%                               11/15/15          1,580      1,760,752
Illinois Health Facilities Authority Revenue
  Bonds (Condell Medical Center)
    5.000%                               05/15/07            200        207,720
    6.000%                               05/15/10          1,500      1,625,070
Illinois Health Facilities Authority Revenue
  Bonds (Elmhurst Memorial Healthcare)
    6.250%                               01/01/17          5,000      5,629,400
Illinois State Sales Tax Revenue Bonds Series V
    6.375%                               06/15/20          1,000      1,053,170
                                                                   ------------
                                                                     21,415,633
                                                                   ------------
INDIANA -- 3.1%
Anderson, Indiana, Economic Development Revenue
  Bonds (Anderson University Project)
    5.000%                               10/01/07          1,010      1,051,794
    5.000%                               10/01/08          1,015      1,059,406
Indiana Housing Finance Authority  Revenue Bonds
  Series B-2
    5.400%                               01/01/17            505        516,241
Indiana University Revenue Bonds (Indiana
  University Facilities)
    5.250%                               11/15/17          1,055      1,181,452
Indiana University Revenue Bonds (Student Fee)
  Series M
    6.000%                               08/01/14          3,170      3,642,901
                                                                   ------------
                                                                      7,451,794
                                                                   ------------
KANSAS -- 0.9%
Kansas State Development Finance Authority
  Public Water Supply Revenue Bonds
    5.200%                               04/01/12          1,000      1,099,630
Olathe, Kansas, Health Facilities Revenue Bonds
  (Olathe Medical Center Project) Series A
    5.375%                               09/01/08          1,000      1,107,110
                                                                   ------------
                                                                      2,206,740
                                                                   ------------
KENTUCKY -- 0.3%
Hartford County, Kentucky, School District
  Financial Corp. School Building Revenue Bonds
    5.700%                               06/01/20            550        611,600
                                                                   ------------


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS -- 7.0%
Lowell, Massachusetts, General Obligation Bonds
    6.000%                               02/15/14       $  1,160   $  1,332,283
    6.000%                               02/15/15          1,070      1,227,205
Massachusetts Health & Educational Facilities
  Authority Revenue Bonds Series C
    6.000%                               07/01/16          1,000      1,125,340
Massachusetts State General Obligation Bonds
  Series B
    6.000%                               06/01/15          2,000      2,308,760
    6.000%                               06/01/16          5,000      5,771,900
Massachusetts State General Obligation Bonds
  Series C
    5.375%                               12/01/15            425        479,914
Springfield, Massachusetts, General Obligation
  Bonds (Municipal Purposes Loan)
    6.000%                               10/01/14          1,000      1,151,680
    6.000%                               10/01/15          2,000      2,301,360
Sterling, Massachusetts, General Obligation Bonds
    6.000%                               02/15/18          1,000      1,145,860
                                                                   ------------
                                                                     16,844,302
                                                                   ------------
MICHIGAN -- 4.6%
Chippewa County, Michigan, Hospital Finance
  Revenue Bonds (Chippewa County War Memorial
  Hospital) Series A
    5.000%                               11/01/04            380        380,570
Chippewa County, Michigan, Hospital Finance
  Revenue Bonds (Chippewa County War Memorial
  Hospital) Series B
    5.000%                               11/01/04            480        480,783
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health Credit)
  Series A
    5.300%                               11/15/33          2,500      2,666,975
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community Hospital)
    5.000%                               05/15/12          2,380      2,417,080
Rochester, Michigan, Community School District
  General Obligation Bonds Series I
    5.500%                               05/01/07          1,240      1,344,036
Saline, Michigan, Area Schools General Obligation
  Bonds Series A
    5.750%                               05/01/16          2,000      2,290,180

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Walled Lake, Michigan, Consolidated School
  District General Obligation Bonds
    5.750%                               05/01/14       $  1,290   $  1,455,236
                                                                   ------------
                                                                     11,034,860
                                                                   ------------
MINNESOTA -- 1.0%
St. Cloud, Minnesota, Health Care Revenue Bonds
  (St. Cloud Hospital Obligation
    Group A)
    5.250%                               05/01/05          1,080      1,102,410
    5.500%                               05/01/15          1,080      1,199,102
                                                                   ------------
                                                                      2,301,512
                                                                   ------------
MISSISSIPPI -- 0.4%
Mississippi State General Obligation Bonds
    5.000%                               06/01/05          1,000      1,022,590
                                                                   ------------
MISSOURI -- 2.9%
Missouri State Health & Educational Facilities
  Authority Revenue Bonds (St. Anthony's
  Medical Center)
    6.000%                               12/01/06          1,445      1,549,170
    6.250%                               12/01/08            750        832,755
    6.250%                               12/01/09          1,725      1,936,519
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation
    Bonds
    5.500%                               03/01/12          1,240      1,411,480
    5.750%                               03/01/17            450        517,820
    5.750%                               03/01/18            655        753,715
                                                                   ------------
                                                                      7,001,459
                                                                   ------------
NEW HAMPSHIRE -- 1.7%
Nashua, New Hampshire, Capital Improvements
  General Obligation Bonds Series A
    5.500%                               07/15/16          1,155      1,320,327
    5.500%                               07/15/18          1,500      1,696,095
New Hampshire State Health & Educational
  Facilities Revenue Bonds (Concord Hospital)
    5.500%                               10/01/21          1,000      1,100,170
                                                                   ------------
                                                                      4,116,592
                                                                   ------------
NEW JERSEY -- 5.2%
Essex County, New Jersey, Improvement Authority
  Lease Revenue General Obligation Bonds
  (County Correctional Facilities Project)
    5.750%                               10/01/13          2,000      2,310,100
New Jersey Economic Authority Revenue Bonds
  (School Facilities Construction) Series I
    5.000%                               09/01/12          2,000      2,201,200


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
New Jersey State Transportation Trust Fund
  Revenue Bonds (Transit Systems) Series A
    5.250%                               06/15/17       $  1,000   $  1,108,910
    5.125%                               06/15/08          2,000      2,198,200
New Jersey State Transportation Trust Fund
  Revenue Bonds (Transit Systems) Series B
    6.000%                               12/15/18          4,000      4,734,200
                                                                   ------------
                                                                     12,552,610
                                                                   ------------
NEW YORK -- 7.3%
Longwood Central School District Suffolk County,
  New York,General Obligation Bonds
    5.625%                               06/15/08          1,080      1,206,047
    5.625%                               06/15/09          1,580      1,785,400
    5.700%                               06/15/14          1,670      1,944,181
    5.700%                               06/15/15          1,895      2,206,121
New York Metropolitan Transportation Authority
  Dedicated Tax Fund Revenue Bonds Series A
    6.125%                               04/01/16#         3,000      3,505,920
    6.125%                               04/01/17#         2,000      2,337,280
New York State Environmental Facilities Corp.
  State Clean Water & Drinking Water Revolving
    Funds Revenue Bonds Series B
    5.875%                               01/15/17#           580        671,060
    5.875%                               01/15/17            420        476,276
New York State Thruway Authority Highway &
  Bridge Trust Fund Revenue Bonds Series A
    6.000%                               04/01/14          1,000      1,170,900
    6.000%                               04/01/15          1,000      1,153,240
    6.000%                               04/01/16          1,000      1,170,900
                                                                   ------------
                                                                     17,627,325
                                                                   ------------
NORTH CAROLINA -- 0.5%
Charlotte, North Carolina, Storm Water Fee
  Revenue Bonds
    5.650%                               06/01/14          1,000      1,150,380
                                                                   ------------
OHIO -- 12.9%
Cuyahoga County, Ohio, General Obligation Bonds
    5.750%                               12/01/15          4,000      4,580,040
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth System Project)
  Series A
    5.500%                               02/15/12          1,000      1,137,090
    6.150%                               02/15/29          5,000      5,218,850

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Franklin County, Ohio, Development Revenue Bonds
  (American Chemical Society Project)
    5.500%                               10/01/12       $  4,600   $  5,058,666
Franklin County, Ohio, Revenue Bonds (Online
  Computer Library Center)
    5.000%                               04/15/11          1,415      1,521,649
Hamilton County, Ohio, Sales Tax Revenue Bonds
  Subseries B
    5.750%                               12/01/17          4,000      4,556,040
Ohio State Higher Educational Facility Revenue
  Bonds (John Carroll University Project)
    4.750%                               11/15/11            500        542,635
Ohio State University General Receipts Revenue
  Bonds Series A
    6.000%                               12/01/17          1,000      1,154,990
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                               12/01/20#         4,070      4,788,070
    6.000%                               12/01/20            930      1,075,285
University of Akron General Receipts Revenue
  Bonds
    5.750%                               01/01/12          1,295      1,488,343
                                                                   ------------
                                                                     31,121,658
                                                                   ------------
PENNSYLVANIA -- 3.7%
Delaware River Port Authority of Pennsylvania &
  New Jersey Revenue Bonds
    5.750%                               01/01/15          1,000      1,124,610
    6.000%                               01/01/17          5,500      6,276,930
Pottsville, Pennsylvania, Hospital Authority
  Revenue Bonds (Ascension Health Credit)
  Series A
    5.200%                               11/15/09          1,335      1,482,531
                                                                   ------------
                                                                      8,884,071
                                                                   ------------
PUERTO RICO -- 1.8%
Puerto Rico Housing Finance Authority Revenue
  Bonds (Capital Fund Program)
    5.000%                               12/01/16          1,000      1,077,330
Puerto Rico Municipal Finance Agency General
  Obligation Bonds Series A
    6.000%                               08/01/16          1,000      1,151,620
Puerto Rico Public Buildings Authority
  Government Facilities Revenue Bonds Series D
    5.375%                               07/01/12#           825        947,100


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
Puerto Rico Public Buildings Authority
  Government Facilities Revenue Bonds Series K
    4.000%                               07/01/26       $  1,000   $  1,047,840
                                                                   ------------
                                                                      4,223,890
                                                                   ------------
TEXAS -- 5.5%
Harris County, Texas, Improvement District
  Number 1 General Obligation Bonds
    5.650%                               09/01/19            540        596,765
San Antonio, Texas, Hotel Occupancy Tax Revenue
  Bonds Series B
    5.000%                               08/15/08          3,000      3,247,860
Texas Municipal Power Agency Revenue Bonds
    5.000%                               09/01/07          1,100      1,184,601
    4.000%                               09/01/09          2,430      2,513,519
    4.250%                               09/01/10          3,485      3,600,353
    4.000%                               09/01/11          1,000      1,020,610
Texas Technical University Financing Systems
  Revenue Bonds Series 7
    5.500%                               08/15/15          1,000      1,128,060
                                                                   ------------
                                                                     13,291,768
                                                                   ------------
VIRGINIA -- 1.0%
Norfolk, Virginia, Water System Revenue Bonds
    5.875%                               11/01/15          2,300      2,440,852
                                                                   ------------
WASHINGTON -- 0.9%
Snohomish County, Washington, School District
  No. 201 General Obligation Bonds
    5.625%                               12/01/07          2,000      2,200,580
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $216,811,854)                                               236,889,379
                                                                   ------------

                                                        Shares
                                                       ---------
TEMPORARY INVESTMENTS -- 1.1%
AIM Tax-Free Investment Co. Cash Reserve
  Portfolio                                              117,017        117,017
Goldman Sachs Financial Square Tax-Exempt Money
  Market Portfolio                                     2,485,480      2,485,480
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,602,497)                                                   2,602,497
                                                                   ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $219,414,351)                                               239,491,876
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.4%
Interest receivable and other assets                                  3,658,834
Receivable for capital stock sold                                        51,193

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Payable for securities purchased                                   $ (1,734,443)
Dividends payable                                                      (832,842)
Investment advisory fee payable                                         (39,788)
Administration fees payable                                             (33,268)
Service plan fees payable                                                (2,531)
Accrued expenses                                                        (17,976)
                                                                   ------------
                                                                      1,049,179
                                                                   ------------
NET ASSETS -- 100.0%                                               $240,541,055
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $219,414,351
                                                                   ============
     Gross Appreciation                                            $ 20,087,072
     Gross Depreciation                                                  (9,547)
                                                                   ------------
     Net Appreciation                                              $ 20,077,525
                                                                   ============

----------
+ See Note 1.
# These securities are subject to a demand feature which reduces the remaining maturity.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
AGENCY OBLIGATIONS -- 2.5%
Federal National Mortgage Association
    6.000%                               05/15/08       $    195   $    212,260
    6.250%                               02/01/11          2,600      2,874,357
    5.500%                               03/15/11          3,900      4,204,532
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $6,867,223)                                                   7,291,149
                                                                   ------------
ASSET - BACKED SECURITIES -- 22.1%
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                               11/12/08          2,000      2,023,975
Ameriquest Mortgage Securities, Inc.
  Series 2003-5, Class A3
    3.027%                               07/25/33          3,365      3,363,298
Bank One Issuance Trust Series 2003-C1, Class C1
    4.540%                               09/15/10          2,000      2,043,438
Capital One Multi-Asset Execution Trust
  Series 2004-C1, Class C1
    3.400%                               11/16/09          2,700      2,686,078
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                               11/16/09          3,080      3,399,914
Citibank Credit Card Issuance Trust
  Series 2001-A6, Class A6
    5.650%                               06/16/08          1,350      1,412,899
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
    6.650%                               05/15/08          1,770      1,865,411
Citibank Credit Card Issuance Trust
  Series 2004-A1, Class A1
    2.550%                               01/20/09          3,000      2,967,297
Citibank Omni-S Master Trust Series 1999-1,
  Class A
    5.650%                               03/17/09          1,618      1,630,025
Credit Card Receivable Trust Series 1998-IA,
  Class A
    6.478%                               12/22/04            287        293,812
First Franklin NIM Trust Series 2004-FF7A,
  Class A
    5.000%                               09/27/34          1,888      1,892,126
First National Master Note Trust Series 2003-2,
  Class B
    3.080%                               04/15/09          3,000      3,001,867
MBNA Master Credit Card Trust Series 1999-M 144A,
  Class C
    7.450%                               04/16/07          1,400      1,409,068
Morgan Stanley ABS Capital I Series 2003-HE1,
  Class A3
    1.950%                               05/25/33            426        426,432
Onyx Acceptance Auto Trust Series 2002-C,
  Class A4
    4.070%                               04/15/09          5,000      5,070,918


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
ASSET - BACKED SECURITIES (CONTINUED)
Permanent Financing P.L.C. Series 1, Class 2A
    4.200%                               06/10/07       $  3,500   $  3,571,325
Providian Gateway Master Trust Series 2004-DA
  144A, Class A
    3.350%                               09/15/11          2,480      2,474,381
Renaissance Home Equity Loan Trust Series 2004-2,
  Class AF2
    3.902%                               07/25/34          3,365      3,382,440
Residential Funding Mortgage Securities
  Series 2001-HS2, Class A5
    6.920%                               04/25/31          3,152      3,146,844
Structured Asset Investment Loan Trust
  Series 2003-BC4, Class 2A2
    1.910%                               05/25/33          2,620      2,620,000
Structured Asset Investment Loan Trust
  Series 2004-5A 144A, Class A
    4.500%                               06/27/34          1,365      1,365,246
Structured Asset Securities Corp. Series
  2003-28XS, Class A3
    4.060%                               09/25/33          4,622      4,637,166
Structured Asset Securities Corp. Series 2004-5H,
  Class A2
    4.430%                               12/25/33          3,750      3,787,929
Volkswagen Auto Loan Enhanced Trust Series
  2003-2, Class A4
    2.940%                               03/22/10          1,690      1,682,810
William Street Funding Corp. Series 2003-1 144A,
  Class A
    1.950%                               04/23/06          2,600      2,602,889
                                                                   ------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $62,975,771)                                                 62,757,588
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.0%
Citicorp Mortgage Securities, Inc. Series
  1993-13, Class A4
    3.096%                               11/25/08            603        609,738
Citicorp Mortgage Securities, Inc. Series
  1993-13, Class A5
   15.424%                               11/25/08            203        229,440
Citicorp Mortgage Securities, Inc. Series
  1993-13, Class A6
    8.500%                               11/25/08            122        130,510
DLJ Commercial Mortgage Corp. Series 1998-CF2,
  Class A1A
    5.880%                               11/12/31          1,057      1,102,639
DLJ Mortgage Acceptance Corp. Series 1996-M 144A,
  Class 1
    2.046%                               11/28/11            198        195,657
DLJ Mortgage Acceptance Corp. Series 1997-CF2
  144A, Class CP IO
    1.363%                               11/15/04         51,000         50,082
Federal Home Loan Mortgage Corp. Series 1385,
  Class J
    7.000%                               10/15/07          2,135      2,233,889

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp. Series 2513,
  Class JE
    5.000%                               10/15/17       $  5,105   $  5,133,799
Federal Home Loan Mortgage Corp. Series 2760,
  Class GC
    3.500%                               02/15/11          2,500      2,512,041
Federal Home Loan Mortgage Corp. Series 2770,
  Class QG
    4.500%                               03/15/19          3,741      3,610,085
Federal National Mortgage Association Series
  1993-197, Class SB
   13.070%                               10/25/08            574        625,743
Federal National Mortgage Association Series
  1997-20, Class IO
    1.840%                               03/25/27          5,344        263,396
Federal National Mortgage Association Series
  1997-70, Class PE  PO
    9.000%                               04/25/22            733        658,754
Federal National Mortgage Association Series
  1998-T1, Class A
   73.281%                               12/28/28             28         28,526
Federal National Mortgage Association Series
  2001-69, Class PE
    6.000%                               11/25/15          3,000      3,076,992
Federal National Mortgage Association Series
  2002-73, Class OE
    5.000%                               11/25/17          1,000      1,006,365
Federal National Mortgage Association Series
  2003-35, Class BC
    5.000%                               05/25/18          1,500      1,510,889
Federal National Mortgage Association Grantor
  Trust Series 2004-T1, Class 1A1
    6.000%                               01/25/44          4,247      4,434,557
Government National Mortgage Association Series
  2004-67, Class A
    3.648%                               09/16/17          3,027      3,028,396
Government National Mortgage Association Series
  2004-84, Class XC IO
    0.489%                               09/16/44         23,755      1,400,007
LB-UBS Commercial Mortgage Trust Series 2000-C4,
  Class A1
    7.180%                               09/15/19          1,538      1,678,266
LB-UBS Commercial Mortgage Trust Series 2001-C2,
  Class A1
    6.270%                               06/15/20          1,758      1,880,701
LB-UBS Commercial Mortgage Trust Series 2003-C1,
  Class A4
    4.394%                               03/17/32            780        768,787
Master Asset Securitization Trust Series 2003-11,
  Class 3A1
    4.500%                               12/25/18          4,399      4,378,787


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I Series 1998-WF2, Class A2
    6.540%                               07/15/30       $  2,775   $  3,020,769
Residential Accredit Loans, Inc. Series
  2001-QS10, Class NB4
    6.750%                               08/25/31            416        419,223
Structured Adjustable Rate Mortgage Loan Trust
  Series 2004-4, Class 1A1
    4.795%                               04/25/34          3,766      3,826,413
Structured Adjustable Rate Mortgage Loan Trust
  Series 2004-14, Class 1A
    5.129%                               10/25/34          4,970      5,088,814
Structured Asset Securities Corp. Series
  1998-RF3, Class AIO IO
    6.100%                               06/15/28          3,306        389,451
Structured Asset Securities Corp. Series
  2003-34A, Class 6A
    5.120%                               11/25/33          3,458      3,492,581
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $57,222,398)                                                 56,785,297
                                                                   ------------
MORTGAGE - BACKED SECURITIES -- 1.0%
Federal National Mortgage Association
  Pool #124783
   10.500%                               12/01/16              6          6,752
Federal National Mortgage Association
  Pool #305189
    9.000%                               01/01/25             12         13,877
Federal National Mortgage Association
  Pool #306674
    9.000%                               03/01/25              7          8,311
Federal National Mortgage Association
  Pool #317306
    9.000%                               07/01/25             42         47,168
Federal National Mortgage Association
  Pool #338001
    9.000%                               10/01/25              2          1,889
Federal National Mortgage Association
  Pool #585727
    6.000%                               05/01/16          1,006      1,056,289
Federal National Mortgage Association
  Pool #695910
    5.000%                               05/01/18            879        897,307
Government National Mortgage Association
  Pool #326150
    7.000%                               09/15/23             31         32,985
Government National Mortgage Association
  Pool #333668
    7.000%                               07/15/23             73         77,929
Government National Mortgage Association
  Pool #345039
    7.000%                               09/15/23            115        123,416

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Government National Mortgage Association
  Pool #345536
    7.000%                               01/15/24       $     57   $     61,287
Government National Mortgage Association
  Pool #351638
    7.000%                               06/15/23            105        112,174
Government National Mortgage Association
  Pool #377553
    7.000%                               07/15/25             57         61,470
Government National Mortgage Association
  Pool #383330
    7.000%                               07/15/25             16         17,145
Government National Mortgage Association
  Pool #397755
    7.000%                               05/15/24            123        132,203
Government National Mortgage Association
  Pool #407660
    7.000%                               07/15/25             45         48,022
Government National Mortgage Association
  Pool #780023
    7.000%                               09/15/24             91         97,991
Government National Mortgage Association
  Pool #780389
    9.000%                               08/15/09             21         23,178
                                                                   ------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $2,707,769)                                                   2,819,393
                                                                   ------------
CORPORATE BONDS -- 47.3%
ELECTRIC -- 3.0%
Consolidated Edison, Inc.
    3.625%                               08/01/08          1,285      1,280,412
Constellation Energy Group, Inc.
    6.125%                               09/01/09          1,000      1,087,958
FPL Group Capital, Inc.
    3.250%                               04/11/06          1,700      1,711,302
Pacific Gas & Electric Co.
    4.200%                               03/01/11          1,200      1,187,875
Southern Co. Capital Funding Corp.
    5.300%                               02/01/07          3,000      3,171,864
                                                                   ------------
                                                                      8,439,411
                                                                   ------------
FINANCE - BANK -- 6.6%
Bank of America Corp.
    5.250%                               02/01/07          2,000      2,097,054
    4.375%                               12/01/10          1,000      1,009,059
Bank One Corp.
    7.875%                               08/01/10          1,400      1,654,429
Capital One Bank
    4.250%                               12/01/08          1,000      1,012,863
European Investment Bank a
    2.375%                               06/15/07          3,175      3,122,886
J.P. Morgan Chase & Co.
    3.800%                               10/02/09            480        476,821
    5.125%                               09/15/14          1,920      1,934,026


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK (CONTINUED)
Manufacturers & Traders Trust Co.
    8.000%                               10/01/10       $  2,080   $  2,494,001
Sovereign Bank
    4.375%                               08/01/13          1,300      1,305,681
Union Planters Corp.
    7.750%                               03/01/11          1,750      2,074,093
Wells Fargo & Co.
    6.375%                               08/01/11          1,525      1,702,624
                                                                   ------------
                                                                     18,883,537
                                                                   ------------
FINANCE - NON-BANK -- 14.0%
Allstate Life Global Funding Trust
    4.500%                               05/29/09          1,500      1,538,552
American Express Credit Corp.
    3.000%                               05/16/08          1,615      1,588,717
CIT Group, Inc.
    3.375%                               04/01/09          1,620      1,582,651
    5.000%                               02/13/14            710        708,462
Countrywide Home Loan, Inc.
    4.125%                               09/15/09          2,965      2,963,034
EOP Operating L.P.
    8.375%                               03/15/06            260        279,396
Ford Motor Credit Corp.
    7.250%                               10/25/11          2,320      2,514,045
    7.000% a                             10/01/13            540        571,890
General Electric Capital Corp.
    5.000%                               06/15/07            360        376,764
    4.750%                               09/15/14            265        263,923
General Motors Acceptance Corp.
    5.625%                               05/15/09          1,000      1,020,443
    6.875%                               09/15/11          2,000      2,100,938
Genworth Financial, Inc.
    4.750%                               06/15/09          1,000      1,034,745
Household Finance Corp.
    6.400%                               06/17/08          2,005      2,189,512
    4.750%                               07/15/13            465        461,208
International Lease Finance Corp.
    4.000%                               01/17/06          3,206      3,258,114
John Hancock Financial Services Corp.
    5.625%                               12/01/08          2,320      2,477,790
Lehman Brothers Holdings, Inc.
    4.000%                               01/22/08          1,745      1,773,901
    7.000%                               02/01/08            565        623,988
Merrill Lynch & Co., Inc.
    3.700%                               04/21/08            400        401,154
    4.125%                               09/10/09          1,475      1,480,663
Morgan Stanley Dean Witter & Co.
    3.875%                               01/15/09          3,000      3,003,264
Prudential Financial, Inc.
    4.500%                               07/15/13            750        728,525
Simon Property Group L.P.
    5.375%                               08/28/08          1,340      1,407,792

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
SLM Corp.
    4.000%                               01/15/09       $  3,000   $  3,009,753
Textron Financial Corp.
    5.875%                               06/01/07          2,400      2,557,142
                                                                   ------------
                                                                     39,916,366
                                                                   ------------
INDUSTRIAL -- 14.1%
AOL Time Warner, Inc.
    6.875%                               05/01/12          1,955      2,184,409
Boeing Capital Corp.
    6.500%                               02/15/12          1,270      1,423,857
Centex Corp.
    4.750%                               01/15/08          1,500      1,541,790
Comcast Cable Communications, Inc.
    7.125%                               06/15/13            625        708,045
Comcast Corp.
    5.300%                               01/15/14            690        692,752
ConAgra Foods, Inc.
    6.750%                               09/15/11          1,350      1,521,063
DaimlerChrysler North American Holding Corp.
    7.375%                               09/15/06          1,200      1,287,835
First Data Corp.
    4.850%                               10/01/14          1,075      1,082,112
Gannett Co., Inc.
    5.500%                               04/01/07          1,250      1,319,942
Goodrich Corp.
    6.450%                               12/15/07          1,700      1,836,682
H.J. Heinz Co.
    6.000%                               03/15/08          1,700      1,838,581
Hertz Corp.
    6.350%                               06/15/10          1,000      1,037,335
John Deere Capital Corp.
    5.100%                               01/15/13            750        774,649
Kinder Morgan Energy Corp.
    6.750%                               03/15/11          1,860      2,074,577
Kohls Corp.
    6.300%                               03/01/11          3,325      3,674,218
Kroger Co.
    6.800%                               04/01/11          2,565      2,877,717
Lockheed Martin Corp.
    8.200%                               12/01/09          1,925      2,293,147
News America, Inc.
    6.625%                               01/09/08          1,120      1,222,120
PepsiCo, Inc.
    3.200%                               05/15/07          1,650      1,657,935
PHH Corp.
    6.000%                               03/01/08          1,390      1,492,050
Schering-Plough Corp.
    5.300%                               12/01/13          1,135      1,176,700
Unilever Capital Corp.
    6.875%                               11/01/05          1,740      1,819,300
    7.125%                               11/01/10          1,500      1,739,044


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Viacom, Inc.
    7.700%                               07/30/10       $  1,460   $  1,700,633
Walt Disney Co.
    6.750%                               03/30/06          1,000      1,054,344
                                                                   ------------
                                                                     40,030,837
                                                                   ------------
NATURAL GAS -- 0.6%
Duke Energy Field Services
    7.875%                               08/16/10          1,380      1,626,160
                                                                   ------------
OIL -- 4.4%
Anadarko Petroleum Corp.
    5.000%                               10/01/12          1,860      1,916,157
Burlington Resources Finance Co.
    5.600%                               12/01/06          3,100      3,253,270
Chevron Texaco Capital Corp.
    3.375%                               02/15/08          2,215      2,222,779
Conoco Funding Co.
    6.350%                               10/15/11          2,305      2,574,291
Marathon Oil Corp.
    5.375%                               06/01/07          2,500      2,623,920
                                                                   ------------
                                                                     12,590,417
                                                                   ------------
TELEPHONES -- 3.9%
BellSouth Corp.
    4.200%                               09/15/09          1,100      1,107,549
France Telecom S.A.
    8.500%                               03/01/11            980      1,174,629
Telecom Italia Capital Series 144A
    4.000%                               01/15/10          1,000        993,350
Verizon Global Funding Corp. a
    6.125%                               06/15/07          3,100      3,323,501
Verizon Wireless Capital, L.L.C.
    5.375%                               12/15/06          2,300      2,408,771
Vodafone Group P.L.C.
    7.750%                               02/15/10          1,830      2,149,092
                                                                   ------------
                                                                     11,156,892
                                                                   ------------
TRANSPORTATION-- 0.7%
Burlington Northern Santa Fe Corp.
    6.750%                               07/15/11            690        776,052
CSX Corp.
    2.750%                               02/15/06          1,000        997,633
    6.750%                               03/15/11            145        161,217
                                                                   ------------
                                                                      1,934,902
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $130,812,801)                                               134,578,522
                                                                   ------------
INTERNATIONAL BONDS -- 0.4%
Republic of Italy
  (Cost $1,062,857)
    3.750%                               12/14/07          1,065      1,078,592
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
U.S. TREASURY OBLIGATIONS -- 6.6%
U.S. TREASURY BONDS -- 2.1%
    11.250% a                            02/15/15       $  3,775   $  6,007,709
                                                                   ------------
U.S. TREASURY NOTES -- 4.5%
    6.500%                               10/15/06          3,147      3,389,051
    5.500%                               05/15/09            350        383,441
    6.000%                               08/15/09            405        452,873
    5.000% a                             02/15/11          3,390      3,645,708
    4.250%                               08/15/13          4,810      4,883,468
                                                                   ------------
                                                                     12,754,541
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $18,528,652)                                                 18,762,250
                                                                   ------------

                                                          Shares
                                                         -------
TEMPORARY INVESTMENTS -- 0.1%
Goldman Sachs Financial Square Money
  Market Portfolio                                       149,622        149,622
J.P. Morgan Institutional Prime Money
  Market Portfolio                                        39,557         39,557
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $189,179)                                                       189,179
                                                                   ------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)
 ------                                  --------      --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 4.4%
COMMERCIAL PAPER -- 0.8%
Links Finance, L.L.C.
    1.860%                               10/01/04       $    781        781,093
Rabobank Finance Corp.
    1.870%                               10/01/04            781        781,093
Variable Funding Capital Corp.
    1.870%                               10/01/04            781        781,093
                                                                   ------------
                                                                      2,343,279
                                                                   ------------
TIME DEPOSITS -- 3.3%
Fortis Bank
    1.890%                               10/01/04          8,024      8,023,609
UBS Bank
    1.980%                               10/01/04          1,451      1,451,184
                                                                   ------------
                                                                      9,474,793
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 0.3%
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04            781        781,134
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $12,599,206)                                                 12,599,206
                                                                   ------------
TOTAL INVESTMENTS -- 104.4%
(Cost $292,965,856)                                                 296,861,176
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (4.4%)
Interest receivable and other assets                                  2,698,010
Receivable for securities sold                                          766,451
Receivable for capital stock sold                                         2,721
Payable upon return of collateral on securities loaned              (12,599,206)
Payable for securities purchased                                     (2,397,320)
Payable for capital stock redeemed                                      (16,624)
Dividends payable                                                      (866,040)
Investment advisory fee payable                                         (86,863)
Administration fees payable                                             (36,080)
Service plan fees payable                                                (3,195)
Accrued expenses                                                        (20,963)
                                                                   ------------
                                                                    (12,559,109)
                                                                   ------------
NET ASSETS -- 100.0%                                               $284,302,067
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $292,965,856
                                                                   ============
     Gross Appreciation                                            $  5,664,343
     Gross Depreciation                                              (1,769,023)
                                                                   ------------
     Net Appreciation                                              $  3,895,320
                                                                   ============

----------
+  See Note 1.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $12,281,392, and the total market value of the collateral held by the portfolio is $12,599,206.
IO -- Interest Only Security.
PO -- Principal Only Security.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS -- 97.4%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue Bonds
  Series A
    5.625%                               09/01/16       $    500   $    558,315
                                                                   ------------
CALIFORNIA -- 1.0%
California State Department Water Resources
  Power Supply Revenue Bonds Series A
    5.375%                               05/01/22          1,000      1,070,440
                                                                   ------------
COLORADO -- 8.4%
Colorado Water Reserve Power Development
  Authority, Clean Water Revenue Bonds Series A
    6.250%                               09/01/16          1,000      1,169,940
Douglas County, Colorado, School District
  No. RE-1 General Obligation Bonds
    5.750%                               12/15/18          1,000      1,173,650
Pueblo, Colorado, Board of Waterworks Water
  Improvement Revenue Bonds Series A
    6.000%                               11/01/17          2,370      2,736,354
Pueblo County, Colorado, School District
  No. 070 Pueblo Rural General Obligation Bonds
    6.000%                               12/01/18          3,170      3,671,843
                                                                   ------------
                                                                      8,751,787
                                                                   ------------
DELAWARE -- 0.8%
Delaware River & Bay Authority Revenue Bonds
  Series A
    5.750%                               01/01/29            750        824,617
                                                                   ------------
FLORIDA -- 1.1%
Miami-Dade County, Florida, Expressway Authority
  Toll System Revenue Bonds
    6.000%                               07/01/14          1,000      1,157,430
                                                                   ------------
GEORGIA -- 3.3%
Chatham County, Georgia, Hospital Authority
  Revenue Bonds (Memorial Health Medical Center)
  Series A
    6.125%                               01/01/24          1,025      1,110,997
Forsyth County, Georgia, School District General
  Obligation Bonds
    6.000%                               02/01/14          1,000      1,169,520
    6.000%                               02/01/15          1,000      1,169,520
                                                                   ------------
                                                                      3,450,037
                                                                   ------------
ILLINOIS -- 10.9%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                               01/01/22          2,000      2,306,260
Chicago, Illinois, General Obligation Bonds
  Series A
    6.000%                               01/01/19          1,835      2,114,489
    6.000%                               01/01/20          1,000      1,152,310


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois State General Obligation Bonds
    6.125%                               01/01/16       $  5,000   $  5,794,050
                                                                   ------------
                                                                     11,367,109
                                                                   ------------
MASSACHUSETTS -- 15.1%
Brockton, Massachusetts, General Obligation Bonds
    5.750%                               06/01/16            750        852,368
    6.000%                               06/01/19          1,000      1,150,990
Holden, Massachusetts, General Obligation Bonds
  (Municipal Purposes Loan)
    6.000%                               03/01/16          1,000      1,147,980
Massachusetts Development Finance Agency Higher
  Education Revenue Bonds (Smith College Issue)
    5.750%                               07/01/23          1,000      1,154,660
Massachusetts State General Obligation Bonds
  Series B
    6.000%                               06/01/14          3,000      3,446,310
Massachusetts State Port Authority Revenue Bonds
  Series C
    6.125%                               07/01/17          1,000      1,141,180
Pittsfield, Massachusetts, General Obligation
  Bonds
    5.000%                               04/15/19          1,000      1,084,080
Springfield, Massachusetts, General Obligation
  Bonds (Municipal Purposes Loan)
    6.250%                               10/01/19          5,000      5,818,650
                                                                   ------------
                                                                     15,796,218
                                                                   ------------
MICHIGAN -- 5.5%
Michigan State Hospital Finance Authority Revenue
  Bonds (Chelsea Community Hospital)
    5.375%                               05/15/19          3,000      3,016,410
Oakland County, Michigan, Economic Development
  Corp. Limited Obligation Revenue Bonds
  (Cranbrook Educational Community) Series C
    6.900%                               11/01/14          2,725      2,790,700
                                                                   ------------
                                                                      5,807,110
                                                                   ------------
MINNESOTA -- 3.9%
St. Cloud, Minnesota, Health Care Revenue Bonds
  (St. Cloud Hospital Obligation
  Group A)
    6.250%                               05/01/19          3,530      4,075,632
                                                                   ------------
MISSOURI -- 3.0%
Missouri State Health & Educational Facilities
  Revenue Bonds (St. Anthony's Medical Center)
    6.125%                               12/01/19          2,000      2,131,460
    6.250%                               12/01/30          1,000      1,065,720
                                                                   ------------
                                                                      3,197,180
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
NEW HAMPSHIRE -- 0.8%
New Hampshire Health & Educational Facilities
  Revenue Bonds (Exeter Project)
    6.000%                               10/01/24       $    750   $    809,213
                                                                   ------------
NEW JERSEY -- 5.5%
New Jersey Economic Development Authority
  Revenue Bonds
    5.000%                               09/01/21          1,000      1,064,240
New Jersey Transportation Trust Fund Authority
  Revenue Bonds Series C
    5.500%                               06/15/21            250        276,715
    5.500%                               06/15/24          4,000      4,372,200
                                                                   ------------
                                                                      5,713,155
                                                                   ------------
NEW YORK -- 0.6%
New York City, New York, General Obligation
  Bonds Series A
    6.500%                               05/15/17            550        627,039
                                                                   ------------
NORTH CAROLINA -- 2.0%
Broad River, North Carolina Water Authority
  System Revenue Bonds
    5.750%                               06/01/17            635        722,027
    5.375%                               06/01/20          1,000      1,089,640
Harnett County, North Carolina, Certificates
  of Participation
    5.125%                               12/01/23            265        282,421
                                                                   ------------
                                                                      2,094,088
                                                                   ------------
OHIO -- 13.4%
Akron, Ohio, General Obligation Bonds
    6.500%                               11/01/15            865      1,069,149
Avon Lake, Ohio, City School District General
  Obligation Bonds
    5.750%                               12/01/14          1,000      1,146,530
Cleveland, Ohio, Municipal School District
  General Obligation Bonds
    5.250%                               12/01/18          2,330      2,577,003
Marysville, Ohio, General Obligation Bonds
    6.000%                               12/01/29          1,000      1,178,230
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                               12/01/25#         1,220      1,435,245
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                               12/01/25            280        318,200
Rickenbacker, Ohio, Port Authority Revenue
  Bonds Series A
    5.375%                               01/01/32          1,350      1,402,177
Steubenville, Ohio, Hospital Revenue Bonds
    6.375%                               10/01/20          1,000      1,066,140


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
University of Akron, Ohio, General Receipts
  Revenue Bonds
    6.000%                               01/01/15       $  2,235   $  2,595,707
    6.000%                               01/01/16          1,110      1,289,143
                                                                   ------------
                                                                     14,077,524
                                                                   ------------
PENNSYLVANIA -- 1.0%
Chester County, Pennsylvania, Health &
  Educational Authority Hospital Revenue Bonds
    6.750%                               07/01/31          1,000      1,044,510
                                                                   ------------
RHODE ISLAND -- 1.7%
Cranston, Rhode Island, General Obligation Bonds
    6.375%                               11/15/14            500        588,895
    6.375%                               11/15/17          1,000      1,173,090
                                                                   ------------
                                                                      1,761,985
                                                                   ------------
TENNESSEE -- 1.1%
White House Utility District, Tennessee,
  Robertson & Sumner Counties Water Revenue Bonds
    6.000%                               01/01/26          1,000      1,152,770
                                                                   ------------
TEXAS -- 12.9%
Birdville, Texas, Independent School District
  General Obligation Bonds
    6.000%                               02/15/21          2,135      2,430,654
Clint, Texas, Independent School District
  General Obligation Bonds
    6.000%                               02/15/16          1,710      1,969,715
Leander, Texas, Independent School District
  General Obligation Bonds
    0.000%                               08/15/24          5,000      1,549,450
Lewisville, Texas, Independent School District
  Refunding General Obligation Bonds
    6.000%                               08/15/17          3,130      3,568,388
Northside, Texas, Independent School District
  General Obligation Bonds
    6.000%                               08/15/14          1,000      1,148,510
Texas Municipal Power Agency Revenue Bonds
    4.000%                               09/01/12          1,000      1,012,840
    4.750%                               09/01/14          1,750      1,805,475
                                                                   ------------
                                                                     13,485,032
                                                                   ------------
VIRGINIA -- 4.9%
Henrico County, Virginia, Economic Development
  Authority Public Facilities Lease Revenue
  Bonds (Regional Jail Project)
    6.000%                               11/01/16          1,000      1,163,530
    6.125%                               11/01/17          2,405      2,814,884

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
Virginia State Reservoir Authority Clean Water
  Revenue Bonds (State Revolving Fund)
    6.000%                               10/01/17       $  1,000   $  1,157,400
                                                                   ------------
                                                                      5,135,814
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $90,934,539)                                                101,957,005
                                                                   ------------

                                                         Shares
                                                         -------
TEMPORARY INVESTMENTS -- 1.3%
AIM Tax-Free Investment Co. Cash Reserve
  Portfolio                                              499,956        499,956
Goldman Sachs Financial Square Tax-Exempt
  Money Market Portfolio                                 903,400        903,400
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,403,356)                                                   1,403,356
                                                                   ------------
TOTAL INVESTMENTS -- 98.7%
  (Cost $92,337,895)                                                103,360,361
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Interest receivable and other assets                                  1,621,117
Receivable for capital stock sold                                       123,813
Dividends payable                                                      (377,259)
Investment advisory fee payable                                         (17,201)
Administration fees payable                                             (15,201)
Service plan fees payable                                                (6,323)
Accrued expenses                                                        (10,609)
                                                                   ------------
                                                                      1,318,337
                                                                   ------------
NET ASSETS -- 100.0%                                               $104,678,698
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                          $92,337,895
                                                                    ===========
     Gross Appreciation                                             $11,022,466
     Gross Depreciation                                                      --
                                                                    -----------
     Net Appreciation                                               $11,022,466
                                                                    ===========

----------
+  See Note 1.
# These securities are subject to a demand feature which reduces the remaining maturity.

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
AGENCY OBLIGATIONS -- 14.6%
Federal Home Loan Bank
    2.125%                                11/15/05         $  450   $   448,632
    2.500%                                11/15/05            100       100,108
    3.625%                                11/15/05            635       643,549
    2.375%                                02/15/06          1,500     1,496,238
    5.375%                                02/15/06          1,600     1,660,938
    2.375%                                04/05/06            540       538,204
Federal Home Loan Mortgage Corp.
    5.950%                                01/19/06          1,625     1,696,188
Federal National Mortgage Association
    2.375%                                11/28/05          1,400     1,399,489
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $7,976,411)                                                   7,983,346
                                                                    -----------
ASSET - BACKED SECURITIES -- 27.1%
Americredit Automobile Receivables Trust
  Series 2004-1, Class A2
    2.310%                                08/06/07            920       919,727
Ameriquest Mortgage Securities, Inc.
  Series 2003-5, Class A3
    3.027%                                07/25/33*           650       649,671
California Infrastructure & Economic Development
  Bank Special Purpose Trust Southern California
  Edison Co. Series 1997-1, Class A6
    6.380%                                09/25/08          1,017     1,057,979
Capital Auto Receivables Asset Trust
  Series 2002-1, Class A4
    4.160%                                07/16/07            910       917,283
Capital One Master Trust Series 2001-7A, Class A
    3.850%                                08/15/07            645       645,567
Capital One Master Trust Series 2002-4A, Class A
    4.900%                                03/15/10            480       501,101
Carmax Auto Owner Trust Series 2003-1, Class A4
    2.160%                                11/15/09          1,090     1,071,893
Chase Manhattan RV Owner Trust Series 1997-A,
  Class A10
    6.370%                                03/15/10            245       247,886
CIT Equipment Collateral Series 2002-VT1, Class A4
    4.670%                                12/21/09            650       659,387
CIT Group Home Equity Loan Trust Series 2003-1,
  Class A3
    2.790%                                03/20/29          1,150     1,146,257
Citibank Omni-S Master Trust Series 1999-1,
  Class A
    5.650%                                03/17/09            590       594,569
Comed Transitional Funding Trust Series 1998-1,
  Class A5
    5.440%                                03/25/07            262       265,475


 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
ASSET - BACKED SECURITIES (CONTINUED)
Daimler Chrysler Auto Trust  Series 2002-A,
  Class A4
    4.490%                                10/06/08         $  240   $   243,360
Ford Credit Auto Owner Trust Series 2002-A,
  Class B
    4.790%                                11/15/06            730       742,346
Household Automotive Trust Series 2001-1, Class A4
    5.570%                                11/19/07            492       498,531
Origen Manufactured Housing Series 2004-B,
  Class A1
    2.870%                                06/15/13*         1,000       995,859
PP&L Transition Bond Co., L.L.C. Series 1999-1,
  Class A5
    6.830%                                03/25/07            282       286,073
Renaissance Home Equity Loan Trust Series 2004-2,
  Class AF2
    3.902%                                07/25/34*           600       603,110
Volkswagen Auto Lease Trust Series 2002-A,
  Class A4
    2.750%                                12/20/07            725       727,171
WFS Financial Owner Trust Series 2002-2, Class A4
    4.500%                                02/20/10          1,145     1,165,892
World Omni Auto Receivables Trust Series
  2003-B, Class A4
    2.870%                                11/15/10            930       921,380
                                                                    -----------
TOTAL ASSET - BACKED SECURITIES
  (Cost $14,903,816)                                                 14,860,517
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
Government National Mortgage Association Series
  2004-84, Class A
  (Cost $650,000)
    3.624%                                03/16/17            650       649,797
                                                                    -----------
CORPORATE BONDS -- 37.4%
ELECTRIC -- 1.1%
Alabama Power Co.
    2.650%                                02/15/06            400       399,903
Dominion Resources Inc.
    7.625%                                07/15/05            200       207,703
                                                                    -----------
                                                                        607,606
                                                                    -----------
FINANCE - BANK -- 8.3%
Bank One Corp.
    6.500%                                02/01/06            400       419,586
Chase Manhattan Corp.
    6.000%                                11/01/05            897       929,757
First Union Corp.
    6.625%                                07/15/05            340       350,846
J.P. Morgan Chase & Co.
    6.250%                                01/15/06            820       857,814
Key Bank N.A.
    4.100%                                06/30/05          1,025     1,039,093

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK (CONTINUED)
NationsBank Corp.
    6.500%                                03/15/06         $  903   $   950,714
                                                                    -----------
                                                                      4,547,810
                                                                    -----------
FINANCE - NON-BANK -- 19.2%
Allstate Corp.
    7.875%                                05/01/05            627       646,431
Boeing Capital Corp.
    4.290%                                06/20/05            525       531,001
CIT Group, Inc.
    4.125%                                02/21/06            935       951,705
Ford Motor Credit Co.
    7.750%                                03/15/05          1,150     1,176,643
General Electric Capital Corp.
    5.375%                                03/15/07            525       552,851
General Motors Acceptance Corp.
    5.750%                                11/05/04            400       401,254
    4.150%                                02/07/05            790       795,795
Household Finance Corp.
    6.500%                                01/24/06          1,085     1,137,804
John Deere Capital Corp.
    4.125%                                07/15/05            656       664,889
Merrill Lynch & Co.
    2.940%                                01/30/06            500       502,277
National Rural Utilities Cooperative Finance Corp.
    6.125%                                05/15/05            800       818,084
    3.000%                                02/15/06            520       522,067
Salomon Smith Barney Holdings, Inc.
    6.250%                                01/15/05            220       222,656
SLM Corp.
    2.750%                                12/01/05          1,250     1,246,556
Textron Financial Corp.
    7.125%                                12/09/04            310       312,761
                                                                    -----------
                                                                     10,482,774
                                                                    -----------
INDUSTRIAL -- 7.5%
Gannett Co., Inc.
    4.950%                                04/01/05            725       733,838
General Dynamics Corp.
    2.125%                                05/15/06            676       668,922
United Technologies Corp.
    6.625%                                11/15/04            400       401,877
Viacom, Inc.
    7.750%                                06/01/05          1,060     1,097,989
Walt Disney Co.
    6.750%                                03/30/06          1,156     1,218,822
                                                                    -----------
                                                                      4,121,448
                                                                    -----------
NATURAL GAS -- 1.3%
Consolidated Natural Gas Co.
    7.250%                                10/01/04            685       685,000
                                                                    -----------


 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
TOTAL CORPORATE BONDS
  (Cost $20,457,320)                                                $20,444,638
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 1.1%
U.S. Treasury Note
  (Cost $598,023)
    1.875%                                12/31/05         $  600       597,118
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 4.0%
Countrywide Home Loans,  Inc.
    2.090%                                03/29/06            950       950,157
Lehman Brothers Holdings, Inc.
    2.000%                                04/03/06            725       726,207
National Rural Utilities Cooperative Finance Corp.
    1.820%                                02/17/06            500       500,372
                                                                    -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,176,364)                                                   2,176,736
                                                                    -----------
COMMERCIAL PAPER -- 14.4%
Atlantis One Funding Corp.
    1.870%                                10/01/04            810       810,000
General Mills, Inc.
    1.780%                                10/18/04          1,000       999,160
General Motors Acceptance Corp.
    2.400%                                03/21/05            600       593,342
Paradigm Funding
    1.750%                                10/05/04          1,500     1,499,708
Ranger Funding Co.
    1.790%                                10/22/04          1,000       998,956
Scaldis Capital, L.L.C.
    1.880%                                12/14/04          1,000       996,107
Surrey Funding Corp.
    1.900%                                10/01/04          1,000     1,000,000
Wal-Mart Stores, Inc.
    1.850%                                10/01/04          1,000     1,000,000
                                                                    -----------
TOTAL COMMERCIAL PAPER
  (Cost $7,897,119)                                                   7,897,273
                                                                    -----------


                                                           Shares
                                                           ------
TEMPORARY INVESTMENTS -- 0.0%
AIM Short-Term Investment Co. Liquid Assets
  Prime Portfolio
  (Cost $60)                                                   60            60
                                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $54,659,113)                                                 54,609,485
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                                    411,845
Receivable for securities sold                                        1,007,760
Payable for securities purchased                                     (1,184,663)
Dividends payable                                                      (102,932)
Investment advisory fee payable                                          (6,218)

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value+
                                                                    -----------
Administration fees payable                                         $    (1,773)
Accrued expenses                                                         (3,558)
                                                                    -----------
                                                                        120,461
                                                                    -----------
NET ASSETS -- 100.0%                                                $54,729,946
                                                                    ===========

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                          $54,659,113
                                                                    ===========
     Gross Appreciation                                             $    32,314
     Gross Depreciation                                                 (81,942)
                                                                    -----------
     Net Depreciation                                               $   (49,628)
                                                                    ===========

----------
+ See Note 1.
* Effective life of these securities may be shorter than the stated maturity.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK -- 61.9%
AEROSPACE & DEFENSE -- 0.9%
Precision Castparts Corp.                                  2,000   $    120,100
Rockwell Collins, Inc.                                     4,450        165,273
United Defense Industries, Inc.* a                         5,070        202,749
World Fuel Services Corp.                                  1,810         64,798
                                                                   ------------
                                                                        552,920
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.3%
Anheuser-Busch Cos., Inc.                                  3,600        179,820
                                                                   ------------
AUTO COMPONENTS -- 0.4%
Lear Corp. a                                               4,600        250,470
                                                                   ------------
AUTOMOBILES -- 0.9%
General Motors Corp. a                                    12,850        545,868
                                                                   ------------
BANKS -- 5.0%
Banco Latinoamericano de Exportaciones S. A.
  Class E                                                  6,300         96,705
Capital Crossing Bank*                                     2,700         68,688
CVB Financial Corp.                                        4,400         97,768
Hibernia Corp. Class A a                                   9,800        258,818
Huntington Bancshares, Inc. a                              8,900        221,699
Irwin Financial Corp.                                      6,025        155,566
KeyCorp a                                                  9,700        306,520
Nara Bancorp, Inc.                                         3,900         78,585
Pacific Capital Bancorp                                    3,306         97,791
Provident Bankshares Corp.                                 1,100         36,905
Southtrust Corp.                                          12,600        524,916
Sovereign Bancorp, Inc.                                   17,300        377,486
U.S. Bancorp                                              24,960        721,344
Webster Financial Corp.                                    3,160        156,072
                                                                   ------------
                                                                      3,198,863
                                                                   ------------
BEVERAGES -- 0.5%
Coca-Cola Enterprises, Inc.                                3,750         70,875
Pepsi Bottling Group, Inc.                                 4,700        127,605
PepsiCo, Inc.                                              2,950        143,517
                                                                   ------------
                                                                        341,997
                                                                   ------------
BIOTECHNOLOGY -- 0.3%
Biogen IDEC, Inc.* a                                       2,200        134,574
Charles River Laboratories International,
  Inc.* a                                                    950         43,510
                                                                   ------------
                                                                        178,084
                                                                   ------------
BUILDING PRODUCTS -- 0.7%
Masco Corp. a                                              5,700        196,821
USG Corp.* a                                              12,300        224,229
                                                                   ------------
                                                                        421,050
                                                                   ------------
CASINOS -- 1.0%
Caesars Entertainment, Inc.*                              29,700        495,990
Shuffle Master, Inc.*                                      3,800        142,348
                                                                   ------------
                                                                        638,338
                                                                   ------------
CHEMICALS -- 0.9%
International Flavors & Fragrances, Inc.                   2,000         76,400
Methanex Corp.                                            14,140        213,090
Monsanto Co.                                               4,300        156,606


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
CHEMICALS (CONTINUED)
OM Group, Inc.*                                            3,150   $    115,164
                                                                   ------------
                                                                        561,260
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES-- 1.9%
Apollo Group, Inc. Class A*                                1,400        102,718
Cendant Corp.                                             24,400        527,040
Dun & Bradstreet Corp.* a                                  7,400        434,380
Education Management Corp.*                                2,000         53,280
Manpower, Inc.                                             2,500        111,225
                                                                   ------------
                                                                      1,228,643
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 2.3%
Cisco Systems, Inc.* a                                    31,300        566,530
Emulex Corp.*                                              4,600         52,992
Harris Corp.                                               2,800        153,832
Motorola, Inc. a                                          12,300        221,892
Qualcomm, Inc.                                            11,850        462,624
                                                                   ------------
                                                                      1,457,870
                                                                   ------------
COMPUTERS & PERIPHERALS -- 0.9%
Dell, Inc.*                                                4,340        154,504
EMC Corp.*                                                 2,700         31,158
Hewlett-Packard Co.                                       20,000        375,000
                                                                   ------------
                                                                        560,662
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.1%
NVR, Inc.* a                                                 100         55,100
                                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                                 2,000         74,860
Greif, Inc. Class A                                        1,250         52,687
                                                                   ------------
                                                                        127,547
                                                                   ------------
DISTRIBUTORS -- 0.2%
Brightpoint, Inc.*                                         5,920        101,824
                                                                   ------------
DIVERSIFIED FINANCIALS -- 3.0%
Advanta Corp. Class B                                      4,900        118,531
Arch Capital Group, Ltd.*                                  6,335        246,685
Capital One Financial Corp. a                              3,430        253,477
CompuCredit Corp.*                                         8,540        159,015
Corrections Corp. of America*                              5,850        206,856
Federated Investors, Inc. Class B                          2,100         59,724
Friedman, Billings, Ramsey Group, Inc. Class A             2,450         46,795
Moody's Corp.                                              8,000        586,000
New Century Financial Corp. a                              3,467        208,782
                                                                   ------------
                                                                      1,885,865
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.6%
Sprint Corp. (FON Group)                                  19,900        400,587
                                                                   ------------
ELECTRIC UTILITIES -- 1.4%
Cleco Corp.                                                2,495         43,014
Exelon Corp.                                               7,200        264,168
TXU Corp.                                                  5,400        258,768
Xcel Energy, Inc.                                         17,300        299,636
                                                                   ------------
                                                                        865,586
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
AMETEK, Inc.                                               8,700        263,784
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
Flextronics International, Ltd.*                          15,800   $    209,350
Ingram Micro, Inc. Class A*                                4,600         74,060
Jabil Circuit, Inc.*                                       8,600        197,800
PerkinElmer, Inc.                                         12,900        222,138
Sanmina-SCI Corp.*                                        23,650        166,733
                                                                   ------------
                                                                        870,081
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
Denbury Resources, Inc.*                                  10,180        258,572
                                                                   ------------
FOOD & DRUG RETAILING -- 1.1%
Costco Wholesale Corp.                                    10,350        430,146
CVS Corp.                                                  1,100         46,343
Ruddick Corp.                                              6,465        126,973
Wal-Mart Stores, Inc.                                      2,350        125,020
                                                                   ------------
                                                                        728,482
                                                                   ------------
FOOD PRODUCTS -- 1.1%
Campbell Soup Co. a                                       14,700        386,463
Chiquita Brands International, Inc.*                      12,950        225,460
Tyson Foods, Inc. Class A                                  6,700        107,334
                                                                   ------------
                                                                        719,257
                                                                   ------------
GAS UTILITIES -- 1.1%
AGL Resources, Inc.                                        5,215        160,466
Kinder Morgan, Inc.                                          700         43,974
ONEOK, Inc.                                               20,205        525,734
                                                                   ------------
                                                                        730,174
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Bausch & Lomb, Inc. a                                      3,400        225,930
Beckman Coulter, Inc. a                                   10,700        600,484
Becton, Dickinson & Co.                                      750         38,775
Biomet, Inc. a                                             4,700        220,336
Boston Scientific Corp.* a                                 1,900         75,487
Stryker Corp.                                             11,070        532,246
Zimmer Holdings, Inc.*                                     1,950        154,128
                                                                   ------------
                                                                      1,847,386
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES-- 3.8%
Anthem, Inc.* a                                              500         43,625
Caremark Rx, Inc.* a                                      11,895        381,473
Community Health Systems, Inc.*                            1,900         50,692
Coventry Health Care, Inc.* a                              2,050        109,408
Genentech, Inc.*                                           2,150        112,703
Humana, Inc.*                                             14,300        285,714
IMS Health, Inc.                                           8,800        210,496
Invitrogen Corp.* a                                        4,800        263,952
PacifiCare Health Systems, Inc.* a                         7,500        275,250
PAREXEL International Corp.*                               6,500        127,400
Priority Healthcare Corp. Class B*                         7,300        147,095
Psychiatric Solutions, Inc.*                               8,550        216,742
Sunrise Senior Living, Inc.*                               3,000        105,360
UnitedHealth Group, Inc.                                   1,112         81,999
WellPoint Health Networks, Inc.*                             350         36,782
                                                                   ------------
                                                                      2,448,691
                                                                   ------------


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Applebee's International, Inc.                             5,400   $    136,512
Bluegreen Corp.*                                           8,000         89,040
Starbucks Corp.* a                                         4,200        190,932
Yum! Brands, Inc.                                         13,000        528,580
                                                                   ------------
                                                                        945,064
                                                                   ------------
HOUSEHOLD DURABLES -- 0.1%
Lennar Corp. Class A                                         800         38,080
Pulte Homes, Inc.                                            700         42,959
                                                                   ------------
                                                                         81,039
                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.4%
Kimberly-Clark Corp.                                         900         58,131
Procter & Gamble Co.                                      15,180        821,542
                                                                   ------------
                                                                        879,673
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 2.5%
General Electric Co.                                      31,040      1,042,323
Tyco International, Ltd. a                                18,400        564,144
                                                                   ------------
                                                                      1,606,467
                                                                   ------------
INSURANCE -- 4.3%
AFLAC, Inc.                                               11,400        446,994
Allstate Corp.                                            10,000        479,900
American Financial Group, Inc.                             4,700        140,483
AmerUs Group Co. a                                         5,710        234,110
LandAmerica Financial Group, Inc. a                        2,480        112,840
MetLife, Inc.                                             20,000        773,000
SAFECO Corp.                                               6,700        305,855
W. R. Berkley Corp.                                        5,600        236,096
                                                                   ------------
                                                                      2,729,278
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Activision, Inc.*                                          4,500         62,415
Open Text Corp.* a                                         6,750        116,505
Yahoo!, Inc.* a                                            3,600        122,076
                                                                   ------------
                                                                        300,996
                                                                   ------------
IT CONSULTING & SERVICES -- 1.3%
Accenture, Ltd. Class A*                                  16,300        440,915
Computer Sciences Corp.* a                                 8,500        400,350
                                                                   ------------
                                                                        841,265
                                                                   ------------
MACHINERY -- 0.1%
Flowserve Corp.*                                           3,105         75,079
                                                                   ------------
MARINE -- 0.5%
Frontline, Ltd.                                            1,645         77,627
General Maritime Corp.*                                    6,495        226,221
                                                                   ------------
                                                                        303,848
                                                                   ------------
METALS & MINING -- 1.2%
Alliance Resource Partners, L.P.                           4,425        246,340
Commercial Metals Co.                                      3,500        139,020
Olympic Steel, Inc.*                                       9,700        183,330
Phelps Dodge Corp. a                                       1,900        174,857
                                                                   ------------
                                                                        743,547
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
MULTILINE RETAIL -- 0.8%
Federated Department Stores, Inc.                          6,900   $    313,467
ShopKo Stores, Inc.*                                       9,610        167,310
                                                                   ------------
                                                                        480,777
                                                                   ------------
OIL & GAS -- 4.4%
ConocoPhillips                                             8,300        687,655
Exxon Mobil Corp.                                         13,240        639,890
Marathon Oil Corp.                                         7,200        297,216
Newfield Exploration Co.*                                  1,000         61,240
Patina Oil & Gas Corp.                                     3,016         89,183
Tesoro Petroleum Corp.* a                                  6,070        179,247
Valero Energy Corp. a                                      4,200        336,882
XTO Energy, Inc.                                          16,117        523,480
                                                                   ------------
                                                                      2,814,793
                                                                   ------------
PERSONAL PRODUCTS -- 0.7%
Alberto-Culver Co.                                         4,200        182,616
Avon Products, Inc. a                                      6,800        297,024
                                                                   ------------
                                                                        479,640
                                                                   ------------
PHARMACEUTICALS -- 2.9%
Abbott Laboratories                                        2,600        110,136
Bristol-Myers Squibb Co.                                   6,500        153,855
Eli Lilly & Co.                                            3,050        183,153
Forest Laboratories, Inc.*                                 2,000         89,960
Johnson & Johnson                                          5,640        317,701
Merck & Co., Inc.                                            600         19,800
Perrigo Co.                                                9,200        189,060
Pfizer, Inc.                                              24,860        760,716
                                                                   ------------
                                                                      1,824,381
                                                                   ------------
REAL ESTATE -- 0.2%
American Home Mortgage Investment Corp.                    3,000         83,850
Town & Country Trust                                       2,140         54,463
                                                                   ------------
                                                                        138,313
                                                                   ------------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe Corp.                         7,400        283,494
Dollar Thrifty Automotive Group, Inc.*                     7,280        177,122
Landstar System, Inc.* a                                   4,645        272,569
                                                                   ------------
                                                                        733,185
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
Intel Corp.                                               10,570        212,034
Maxim Integrated Products, Inc. a                          1,100         46,519
Texas Instruments, Inc. a                                  3,000         63,840
                                                                   ------------
                                                                        322,393
                                                                   ------------
SOFTWARE -- 2.2%
Adobe Systems, Inc.                                        1,150         56,890
Autodesk, Inc.                                             4,400        213,972
Microsoft Corp.                                           23,040        637,056
Oracle Corp.*                                             25,810        291,137
Sybase, Inc.*                                              3,100         42,749
Symantec Corp.* a                                          2,450        134,456
                                                                   ------------
                                                                      1,376,260
                                                                   ------------


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL -- 1.2%
American Eagle Outfitters, Inc. a                          3,900   $    143,715
Chico's FAS, Inc.* a                                       1,500         51,300
Foot Locker, Inc.                                          2,450         58,065
Home Depot, Inc. a                                         4,600        180,320
Staples, Inc.                                             10,550        314,601
                                                                   ------------
                                                                        748,001
                                                                   ------------
TEXTILES & APPAREL -- 0.3%
Coach, Inc.*                                               4,370        185,375
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.5%
Nextel Communications, Inc. Class A* a                     2,600         61,984
Vodafone Group P.L.C. a                                   11,500        277,265
                                                                   ------------
                                                                        339,249
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $33,678,580)                                                 39,367,404
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
AGENCY OBLIGATIONS -- 0.4%
Federal National Mortgage Association
(Cost $240,935)
    6.250%                               02/01/11       $    220        243,215
                                                                   ------------
ASSET - BACKED SECURITIES -- 4.1%
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A8
    6.480%                               12/26/09            215        232,902
Citibank Credit Card Issuance Trust Series
  2001-C3, Class C3
    6.650%                               05/15/08            220        231,859
Citibank Credit Card Issuance Trust Series
  2004-A1, Class A1
    2.550%                               01/20/09            250        247,275
Providian Gateway Master Trust Series 2004-DA
  144A, Class A
    3.350%                               09/15/11            240        239,456
Residential Funding Mortgage Securities Series
  2001-HS2, Class A5
    6.920%                               04/25/31            399        398,335
Structured Asset Securities Corp. Series
  2004-5H, Class A2
    4.430%                               12/25/33            340        343,439
Volkswagen Auto Lease Trust Series 2002-A,
  Class A4
    2.750%                               12/20/07            700        702,096
Volkswagen Auto Loan Enhanced Trust Series
  2003-2, Class A4
    2.940%                               03/22/10            220        219,064
                                                                   ------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $2,641,885)                                                   2,614,426
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.2%
DLJ Commercial Mortgage Corp. Series 1998-CF2,
  Class A1A
    5.880%                               11/12/31       $      8   $      8,093
Federal Home Loan Mortgage Corp. Series 1385,
  Class J
    7.000%                               10/15/07            300        313,895
Federal Home Loan Mortgage Corp. Series 2513,
  Class JE
    5.000%                               10/15/17            450        452,539
Federal Home Loan Mortgage Corp. Series 2760,
  Class GC
    3.500%                               02/15/11            300        301,445
Federal Home Loan Mortgage Corp. Series 2770,
  Class LA
    4.500%                               04/15/33            342        334,208
Federal National Mortgage Association Series
  1993-197, Class SB
   13.070%                               10/25/08             76         82,819
Federal National Mortgage Association Series
  1997-20, Class IO
    1.840%                               03/25/27            655         32,309
Federal National Mortgage Association Series
  1997-84, Class PL IO
    6.500%                               02/25/09            154          9,479
Federal National Mortgage Association Series
  2000-M1, Class B
    7.400%                               11/17/18            365        391,329
Federal National Mortgage Association Series
  2000-T8, Class A
    7.421%                               12/25/30             59         63,208
Federal National Mortgage Association Series
  2001-68, Class PV
    6.000%                               11/25/18            485        505,556
Federal National Mortgage Association Series
  2001-69, Class PE
    6.000%                               11/25/15            680        697,451
Federal National Mortgage Association Series
  2002-73, Class OE
    5.000%                               11/25/17            400        402,546
Federal National Mortgage Association Series
  2003-W6, Class 2A2
    3.110%                               09/25/42            365        364,238
Federal National Mortgage Association Grantor
  Trust Series 2004-T1, Class 1A1
    6.000%                               01/25/44            372        388,239
Government National Mortgage Association Series
  2004-84, Class XC IO
    0.489%                               09/16/44          4,098        241,501
LB-UBS Commercial Mortgage Trust Series 2003-C1,
  Class A4
    4.394%                               03/17/32            440        433,675


 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Master Asset Securitization Trust Series 2003-7,
  Class 4A33
    5.250%                               09/25/33       $    200   $    197,931
Structured Adjustable Rate Mortgage Loan Trust
  Series 2004-4, Class 1A1
    4.795%                               04/25/34            428        434,820
Structured Adjustable Rate Mortgage Loan Trust
  Series 2004-14, Class 1A
    5.129%                               10/25/34            340        348,128
Structured Asset Securities Corp. Series
  1998-RF3, Class AIO IO
    6.100%                               06/15/28            167         19,669
Structured Asset Securities Corp. Series
  2003-34A, Class 6A
    5.120%                               11/25/33            303        305,601
Washington Mutual Mortgage Securities Corp.
  Series 2002-S8, Class 2A7
    5.250%                               01/25/18            486        491,904
Wells Fargo Mortgage - Backed Securities Trust
  Series 2004-7, Class 2A2
    5.000%                               07/25/19            319        321,766
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $7,194,162)                                                   7,142,349
                                                                   ------------
MORTGAGE - BACKED SECURITIES -- 6.1%
Federal Home Loan Mortgage Corp.
  Pool #A15284
    5.500%                               10/01/33            622        632,515
Federal National Mortgage Association b
    6.000%                               12/15/34          1,220      1,262,129
Federal National Mortgage Association
  Pool #345739
    7.500%                               03/01/27              4          4,801
Federal National Mortgage Association
  Pool #363317
    7.500%                               11/01/26              0            270
Federal National Mortgage Association
  Pool #368941
    7.500%                               12/01/26             19         19,955
Federal National Mortgage Association
  Pool #371323
    7.500%                               03/01/27             23         24,334
Federal National Mortgage Association
  Pool #555880
    5.500%                               11/01/33            406        412,335
Federal National Mortgage Association
  Pool #755074
    5.500%                               12/01/33            501        509,283
Federal National Mortgage Association
  Pool #756294
    5.500%                               12/01/33            118        119,416

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association
  Pool #759299
    5.500%                               01/01/34       $    358   $    363,267
Government National Mortgage Association
  Pool #442138
    8.000%                               11/15/26             73         80,655
Government National Mortgage Association
  Pool #553367
    5.500%                               07/15/33            432        440,287
Government National Mortgage Association
  Pool #555127
    7.000%                               09/15/31             21         22,840
                                                                   ------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $3,852,374)                                                   3,892,087
                                                                   ------------
CORPORATE BONDS -- 11.1%
ELECTRIC -- 0.7%
AEP Texas Central Co.
    5.500%                               02/15/13            100        104,250
Consolidated Edison Co. of New York
    5.700%                               02/01/34             50         50,596
Constellation Energy Group, Inc.
    7.600%                               04/01/32             60         70,697
PECO Energy Co.
    3.500%                               05/01/08            200        200,096
                                                                   ------------
                                                                        425,639
                                                                   ------------
FINANCE - BANK -- 1.9%
Bank of America Corp.
    4.375%                               12/01/10            220        221,993
Capital One Bank
    4.250%                               12/01/08            160        162,058
    5.000%                               06/15/09            125        129,584
European Investment Bank a
    2.375%                               06/15/07            230        226,225
JPMorgan Chase & Co.
    3.800%                               10/02/09            200        198,676
Manufacturers & Traders Trust Co.
    8.000%                               10/01/10            125        149,880
Royal Bank of Scotland Group P.L.C.
    5.000%                               10/01/14            100        101,452
                                                                   ------------
                                                                      1,189,868
                                                                   ------------
FINANCE - NON-BANK -- 2.4%
Associates Corp. N.A.
    6.950%                               11/01/18             60         70,191
Boeing Capital Corp.
    7.375%                               09/27/10            180        209,385
CIT Group, Inc.
    5.000%                               02/13/14             55         54,881
Ford Motor Credit Corp.
    5.800%                               01/12/09            150        155,620
General Electric Capital Corp.
    4.750%                               09/15/14             90         89,634


 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Lehman Brothers Holdings, Inc.
    4.000%                               01/22/08       $     55   $     55,911
    7.000%                               02/01/08             40         44,176
Merrill Lynch & Co., Inc.
    4.125%                               09/10/09            100        100,384
MetLife, Inc.
    6.375%                               06/15/34            150        158,464
Prudential Financial, Inc.
    4.500%                               07/15/13            150        145,705
Simon Property Group L.P.
    5.375%                               08/28/08             35         36,771
SLM Corp.
    5.375%                               05/15/14            220        226,884
Textron Financial Corp.
    5.875%                               06/01/07            200        213,095
                                                                   ------------
                                                                      1,561,101
                                                                   ------------
INDUSTRIAL -- 4.0%
Boeing Co.
    8.750%                               09/15/31            100        137,614
Centex Corp.
    4.750%                               01/15/08            130        133,622
Comcast Cable Communications, Inc.
    7.125%                               06/15/13             75         84,965
Comcast Corp.
    5.300%                               01/15/14             90         90,359
E.I. du Pont de Nemours & Co.
    6.750%                               10/15/04            300        300,401
First Data Corp.
    4.850%                               10/01/14            120        120,794
General Mills, Inc.
    6.000%                               02/15/12            125        134,842
General Motors Corp.
    8.375%                               07/15/33             90         95,829
Goodrich Corp.
    6.450%                               12/15/07            150        162,060
H.J. Heinz Co.
    6.000%                               03/15/08            225        243,342
John Deere Capital Corp.
    5.100%                               01/15/13            150        154,930
Kohls Corp.
    6.300%                               03/01/11            220        243,106
Kroger Co.
    6.800%                               04/01/11             85         95,363
News America, Inc.
    6.550%                               03/15/33            100        106,248
PHH Corp.
    6.000%                               03/01/08            100        107,342
Procter & Gamble Co. - Guaranteed ESOP Debentures
  Series A
    9.360%                               01/01/21            150        201,670

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Time Warner, Inc.
    6.875%                               06/15/18       $    120   $    131,418
                                                                   ------------
                                                                      2,543,905
                                                                   ------------
NATURAL GAS -- 0.6%
Duke Energy Field Services
    7.875%                               08/16/10            150        176,756
Kinder Morgan, Inc.
    6.650%                               03/01/05            200        203,228
                                                                   ------------
                                                                        379,984
                                                                   ------------
OIL -- 0.5%
Anadarko Petroleum Corp.
    5.000%                               10/01/12            100        103,019
Conoco, Inc.
    6.950%                               04/15/29            165        190,978
                                                                   ------------
                                                                        293,997
                                                                   ------------
TELEPHONES -- 0.9%
France Telecom S.A.
    8.500%                               03/01/11            100        119,860
Telecom Italia Capital Series 144A
    4.000%                               01/15/10            150        149,002
Verizon Global Funding Corp.
    7.750%                               12/01/30             30         36,040
Vodafone Group P.L.C.
    7.750%                               02/15/10            250        293,592
                                                                   ------------
                                                                        598,494
                                                                   ------------
TRANSPORTATION -- 0.1%
CSX Corp.
    6.750%                               03/15/11             50         55,592
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $6,764,113)                                                   7,048,580
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 4.2%
U.S. TREASURY BONDS -- 3.1%
    8.750%                               05/15/17            243        342,924
    8.750%                               08/15/20            120        173,986
    7.625% a                             02/15/25            370        500,136
    5.500%                               08/15/28            879        945,166
                                                                   ------------
                                                                      1,962,212
                                                                   ------------
U.S. TREASURY NOTES -- 1.1%
    5.750%                               11/15/05            705        732,429
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,690,938)                                                   2,694,641
                                                                   ------------

                                                         Shares
                                                       ---------
TEMPORARY INVESTMENTS -- 2.9%
Dreyfus Cash Management Plus #719                          1,124          1,124
Goldman Sachs Financial Square Money Market
  Portfolio                                              110,187        110,187


                                                         Shares       Value+
                                                       ---------   ------------
TEMPORARY INVESTMENTS (CONTINUED)
J.P. Morgan Institutional Prime Money Market
  Portfolio                                            1,702,983   $  1,702,983
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,814,294)                                                   1,814,294
                                                                   ------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 16.9%
CERTIFICATES OF DEPOSIT -- 2.1%
Banco Santander S.A.
    1.800%                               10/25/04       $    177        176,996
    1.671%                               06/07/05            437        436,555
Canadian Imperial Bank of Commerce
    1.795%                               01/31/05            241        241,181
Eurohypo Euro Mortgage Bank
    1.800%                               10/22/04            214        213,761
Societe Generale
    1.950%                               12/08/04            239        239,367
                                                                   ------------
                                                                      1,307,860
                                                                   ------------
COMMERCIAL PAPER -- 4.1%
Concord Minuteman Capital Co., L.L.C.
    1.660%                               10/05/04            561        558,940
Links Finance, L.L.C.
    1.860%                               10/01/04            302        301,697
Rabobank Finance Corp.
    1.870%                               10/01/04            302        301,697
Variable Funding Capital Corp.
    1.870%                               10/01/04            302        301,696
Victory Receivables Corp.
    1.800%                               10/22/04          1,155      1,153,563
                                                                   ------------
                                                                      2,617,593
                                                                   ------------
TIME DEPOSITS -- 2.1%
Fortis Bank
    1.890%                               10/01/04            507        507,463
UBS Bank
    1.980%                               10/01/04            844        843,707
                                                                   ------------
                                                                      1,351,170
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 8.6%
Bear Stearns Co., Inc.
    1.905%                               03/22/05            683        682,675
ForeningsSparbanken AB
    1.720%                               01/18/05            427        426,604
Goldman Sachs Group, Inc.
    1.955%                               07/29/05            485        485,073
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04          1,503      1,502,757
    2.005%                               10/07/04            540        539,999
Morgan Stanley
    1.955%                               03/24/05            175        175,242
    1.860%                               04/12/05            282        281,552
Natexis Banques
    1.975%                               12/31/04            837        836,463

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS (CONTINUED)
    1.922%                               01/19/05       $    441   $    441,439
Westdeutsche Landesbank A.G.
    1.697%                               10/12/04             68         68,116
                                                                   ------------
                                                                      5,439,920
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $10,716,543)                                                 10,716,543
                                                                   ------------
TOTAL INVESTMENTS -- 118.8%
  (Cost $69,593,824)                                                 75,533,539
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (18.8%)
Dividends receivable and other assets                                   250,035
Receivable for securities sold                                          841,546
Payable upon return of collateral on securities loaned              (10,716,543)
Payable for securities purchased                                     (2,276,183)
Investment advisory fee payable                                         (23,905)
Administration fees payable                                              (9,114)
Service plan fees payable                                                (1,136)
Accrued expenses                                                        (14,190)
                                                                   ------------
                                                                    (11,949,490)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 63,584,049
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                          $69,691,733
                                                                    ===========
     Gross Appreciation                                             $ 6,965,600
     Gross Depreciation                                              (1,123,794)
                                                                    -----------
     Net Appreciation                                               $ 5,841,806
                                                                    ===========

----------
+  See Note 1.
*  Non-income producing security.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $10,453,633 and the total market value of the collateral held by the portfolio is $10,716,543.
b  Represents "to-be-announced" (TBA) transactions.
IO -- Interest Only Security.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK -- 99.1%
ALCOHOLIC BEVERAGES -- 0.8%
Anheuser-Busch Cos., Inc.                                 21,032   $  1,050,548
                                                                   ------------
BANKS -- 5.1%
Bank of America Corp.                                     28,800      1,247,904
U.S. Bancorp                                              71,020      2,052,478
Wachovia Corp.                                            70,000      3,286,500
                                                                   ------------
                                                                      6,586,882
                                                                   ------------
BIOTECHNOLOGY -- 0.3%
Amgen, Inc.* a                                             7,270        412,064
                                                                   ------------
CASINOS -- 0.4%
International Game Technology a                           13,800        496,110
                                                                   ------------
CHEMICALS -- 1.8%
Monsanto Co.                                              39,000      1,420,380
Praxair, Inc.                                             20,500        876,170
                                                                   ------------
                                                                      2,296,550
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
Apollo Group, Inc. Class A*                               14,500      1,063,865
Cendant Corp.                                            112,100      2,421,360
                                                                   ------------
                                                                      3,485,225
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 5.7%
Cisco Systems, Inc.*                                     164,895      2,984,600
Motorola, Inc.                                            80,700      1,455,828
Qualcomm, Inc.                                            74,900      2,924,096
                                                                   ------------
                                                                      7,364,524
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.9%
Dell, Inc.*                                               53,660      1,910,296
EMC Corp.*                                                93,400      1,077,836
International Business Machines Corp.                      9,510        815,387
                                                                   ------------
                                                                      3,803,519
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 1.2%
NVR, Inc.*                                                 2,800      1,542,800
                                                                   ------------
DIVERSIFIED FINANCIALS -- 11.1%
Bear Stearns Cos., Inc. a                                 20,200      1,942,634
Capital One Financial Corp.                               10,412        769,447
Citigroup, Inc.                                           33,504      1,478,197
Countrywide Financial Corp.                               73,698      2,902,964
JPMorgan Chase & Co.                                      70,800      2,812,884
Lehman Brothers Holdings, Inc. a                          33,600      2,678,592
Moody's Corp.                                             24,400      1,787,300
                                                                   ------------
                                                                     14,372,018
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.7%
Sprint Corp. (FON Group)                                 108,600      2,186,118
                                                                   ------------
ELECTRIC UTILITIES -- 2.1%
Southern Co. a                                            67,980      2,038,040
Xcel Energy, Inc.                                         35,700        618,324
                                                                   ------------
                                                                      2,656,364
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
Arrow Electronics, Inc.* a                                28,800        650,304
Avnet, Inc.*                                              32,400        554,688
                                                                   ------------
                                                                      1,204,992
                                                                   ------------
FOOD & DRUG RETAILING -- 2.6%
Costco Wholesale Corp.                                    15,100        627,556


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING (CONTINUED)
CVS Corp.                                                 38,000   $  1,600,940
Wal-Mart Stores, Inc.                                     22,225      1,182,370
                                                                   ------------
                                                                      3,410,866
                                                                   ------------
FOOD PRODUCTS -- 2.9%
Archer-Daniels-Midland Co.                               115,400      1,959,492
Bunge, Ltd.                                               30,000      1,199,400
Tyson Foods, Inc. Class A a                               39,600        634,392
                                                                   ------------
                                                                      3,793,284
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.6%
Beckman Coulter, Inc. a                                   31,160      1,748,699
Boston Scientific Corp.*                                  30,800      1,223,684
Guidant Corp.                                             10,600        700,024
Stryker Corp.                                             46,100      2,216,488
Zimmer Holdings, Inc.*                                    33,700      2,663,648
                                                                   ------------
                                                                      8,552,543
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
Caremark Rx, Inc.* a                                      38,343      1,229,660
Invitrogen Corp.* a                                        8,900        489,411
                                                                   ------------
                                                                      1,719,071
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.8%
Starbucks Corp.* a                                        18,250        829,645
Yum! Brands, Inc.                                         68,700      2,793,342
                                                                   ------------
                                                                      3,622,987
                                                                   ------------
HOUSEHOLD DURABLES -- 2.0%
D.R. Horton, Inc.                                         53,000      1,754,830
Harman International Industries, Inc.                      8,200        883,550
                                                                   ------------
                                                                      2,638,380
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.3%
Procter & Gamble Co.                                      54,740      2,962,529
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 4.8%
General Electric Co.                                     107,752      3,618,312
3M Co.                                                    23,700      1,895,289
Tyco International, Ltd.                                  24,100        738,906
                                                                   ------------
                                                                      6,252,507
                                                                   ------------
INSURANCE -- 6.7%
Allstate Corp.                                            25,600      1,228,544
American International Group, Inc.                        25,538      1,736,329
Fidelity National Financial, Inc.                         43,165      1,644,586
MetLife, Inc.                                            103,400      3,996,410
                                                                   ------------
                                                                      8,605,869
                                                                   ------------
MACHINERY -- 2.9%
Danaher Corp.                                             47,900      2,456,312
Deere & Co.                                               20,200      1,303,910
                                                                   ------------
                                                                      3,760,222
                                                                   ------------
MEDIA -- 0.4%
Viacom, Inc. Class B                                      14,520        487,291
                                                                   ------------
METALS & MINING -- 0.5%
Alcoa, Inc.                                               19,900        668,441
                                                                   ------------
MULTILINE RETAIL -- 0.4%
Nordstrom, Inc.                                           14,000        535,360
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
OIL & GAS -- 8.5%
Exxon Mobil Corp.                                         79,690   $  3,851,418
Marathon Oil Corp.                                        81,275      3,355,032
Occidental Petroleum Corp.                                13,700        766,241
Premcor, Inc.*                                            19,000        731,500
Valero Energy Corp.                                       29,200      2,342,132
                                                                   ------------
                                                                     11,046,323
                                                                   ------------
PERSONAL PRODUCTS -- 1.6%
Avon Products, Inc.                                       47,300      2,066,064
                                                                   ------------
PHARMACEUTICALS -- 3.5%
Abbott Laboratories                                       14,500        614,220
Bristol-Myers Squibb Co.                                  16,900        400,023
Forest Laboratories, Inc.*                                48,100      2,163,538
Pfizer, Inc.                                              28,270        865,062
Wyeth                                                     13,300        497,420
                                                                   ------------
                                                                      4,540,263
                                                                   ------------
REAL ESTATE -- 0.5%
Thornburg Mortgage, Inc. a                                23,700        687,537
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.9%
Intel Corp.                                               59,805      1,199,688
                                                                   ------------
SOFTWARE -- 5.5%
Autodesk, Inc.                                            42,700      2,076,501
Microsoft Corp.                                           81,560      2,255,134
Oracle Corp.*                                            246,400      2,779,392
                                                                   ------------
                                                                      7,111,027
                                                                   ------------
SPECIALTY RETAIL -- 2.3%
Home Depot, Inc.                                          57,700      2,261,840
Staples, Inc.                                             21,600        644,112
                                                                   ------------
                                                                      2,905,952
                                                                   ------------
TEXTILES & APPAREL -- 1.9%
Coach, Inc.*                                              40,900      1,734,978
Nike, Inc. Class B                                         8,400        661,920
                                                                   ------------
                                                                      2,396,898
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.5%
Nextel Communications, Inc. Class A*                      51,400      1,225,376
Vodafone Group P.L.C. ADRa                                28,400        684,724
                                                                   ------------
                                                                      1,910,100
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $112,259,958)                                               128,330,916
                                                                   ------------
TEMPORARY INVESTMENTS -- 0.9%
Dreyfus Cash Management Plus #719                              4              4
Goldman Sachs Financial Square Money Market
  Portfolio                                                    6              6
J.P. Morgan Institutional Prime Money Market
  Portfolio                                            1,157,743      1,157,743
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,157,753)                                                   1,157,753
                                                                   ------------


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 7.9%
CERTIFICATES OF DEPOSIT -- 0.3%
Banco Santander S.A.
    1.800%                               10/25/04       $    165   $    164,993
Canadian Imperial Bank of Commerce
    1.795%                               01/31/05            248        247,557
                                                                   ------------
                                                                        412,550
                                                                   ------------
COMMERCIAL PAPER -- 3.3%
Concord Minuteman Capital Co., L.L.C.
    1.660%                               10/05/04             36         35,715
Links Finance, L.L.C.
    1.860%                               10/01/04            343        343,402
Rabobank Finance Corp.
    1.870%                               10/01/04            343        343,402
Variable Funding Capital Corp.
    1.870%                               10/01/04            343        343,402
Victory Receivables Corp.
    1.800%                               10/22/04          3,176      3,172,831
                                                                   ------------
                                                                      4,238,752
                                                                   ------------
TIME DEPOSITS -- 0.6%
UBS Bank
    1.980%                               10/01/04            822        822,129
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 3.7%
ForeningsSparbanken AB
    1.720%                               01/18/05             82         81,892
Goldman Sachs Group, Inc.
    1.955%                               07/29/05          3,203      3,203,304
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04            744        744,657
Natexis Banques
    1.975%                               12/31/04            466        465,455
Westdeutsche Landesbank A.G.
    1.697%                               10/12/04            226        226,365
                                                                   ------------
                                                                      4,721,673
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $10,195,104)                                                 10,195,104
                                                                   ------------
TOTAL INVESTMENTS -- 107.9%
  (Cost $123,612,815)                                               139,683,773
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (7.9%)
Dividends receivable and other assets                                    97,930
Receivable for capital stock sold                                           236
Payable upon return of collateral on securities loaned              (10,195,104)
Payable for capital stock redeemed                                      (25,578)
Investment advisory fee payable                                         (73,606)
Administration fees payable                                             (18,239)
Service plan fees payable                                                (1,030)
Accrued expenses                                                        (12,213)
                                                                   ------------
                                                                    (10,227,604)
                                                                   ------------
NET ASSETS -- 100.0%                                               $129,456,169
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $124,437,926
                                                                   ============
     Gross Appreciation                                            $ 18,326,294
     Gross Depreciation                                              (3,080,447)
                                                                   ------------
     Net Appreciation                                              $ 15,245,847
                                                                   ============

----------
+  See Note 1.
*  Non-income producing security.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $9,863,049, and the total market value of the collateral held by the portfolio is $10,195,104.
ADR -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK -- 99.1%
ARGENTINA -- 2.1%
Tenaris S.A. ADR                                         132,511   $  6,041,177
                                                                   ------------
BRAZIL -- 10.2%
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar ADR                                       62,660      1,252,574
Companhia Vale do Rio Doce ADR                           429,280      8,263,640
Empresa Brasileira de Aeronautica S.A. ADR               172,201      4,546,106
Petroleo Brasileiro S.A. ADR a                           304,620     10,737,855
Telesp Celular Participacoes S.A.*                       696,280      4,303,010
                                                                   ------------
                                                                     29,103,185
                                                                   ------------
CHILE -- 1.0%
Enersis S.A. ADR*                                        406,290      2,941,540
                                                                   ------------
CHINA -- 6.8%
China Mobile, Ltd.                                     1,892,520      5,751,787
Datang International Power Generation Co., Ltd.        5,929,960      4,828,803
Denway Motors, Ltd.                                   10,440,280      3,480,963
Ping An Insurance (Group) Co. of China, Ltd.*          3,631,280      5,331,866
                                                                   ------------
                                                                     19,393,419
                                                                   ------------
CROATIA -- 1.0%
Pliva D.D. Series 144A GDR                               185,190      2,777,850
                                                                   ------------
HONG KONG -- 6.5%
HSBC Holdings P.L.C.                                     273,762      4,353,202
Hutchison Whampoa, Ltd.                                  784,450      6,136,335
Johnson Electric Holdings, Ltd.                        8,226,180      8,070,002
                                                                   ------------
                                                                     18,559,539
                                                                   ------------
HUNGARY -- 3.2%
Gedeon Richter Rt.                                        50,660      6,075,077
OTP Bank Rt.                                             136,350      3,050,797
                                                                   ------------
                                                                      9,125,874
                                                                   ------------
INDIA -- 6.9%
Dr. Reddy's Laboratories, Ltd.                           274,200      4,392,267
Gujarat Ambuja Cements, Ltd.                             816,000      5,988,730
Hindustan Lever, Ltd.                                    999,000      2,724,447
Zee Telefilms, Ltd.                                    1,964,120      6,492,270
                                                                   ------------
                                                                     19,597,714
                                                                   ------------
INDONESIA -- 1.9%
PT Indonesian Satellite Corp. TBK                     11,880,220      5,479,687
                                                                   ------------
KOREA -- 19.5%
Hyundai Motor Co., Ltd.                                  129,580      5,975,422
Kookmin Bank ADR*                                        283,691      9,032,721
LG Chem, Ltd.                                            224,360      8,514,574
Samsung Electronics Co., Ltd. Series 144A GDR a           68,300     13,523,400
Shinsegae Co., Ltd.                                       39,460     10,503,248
SK Telecom Co., Ltd. ADR a                               408,140      7,938,323
                                                                   ------------
                                                                     55,487,688
                                                                   ------------
MALAYSIA -- 1.0%
Maxis Communications BHD                               1,237,900      2,768,987
                                                                   ------------
MEXICO -- 8.1%
America Movil S.A. de C.V. -L ADR                        146,990      5,737,020
                                                                   ------------


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
MEXICO (CONTINUED)
Cemex S.A. de C.V. ADR                                   251,539   $  7,078,307
Coca-Cola Femsa S.A. de C.V. ADR                         122,820      2,392,534
Grupo Financiero Banorte S.A. de C.V.                  1,660,430      7,812,503
                                                                   ------------
                                                                     23,020,364
                                                                   ------------
RUSSIA -- 6.0%
Lukoil Holding ADR                                        55,120      6,834,880
Norilsk Nickel Mining and Metallurgical Co. ADR           74,060      4,732,434
Wimm-Bill-Dann Foods ADR*                                282,140      4,302,635
YUKOS ADR a                                               77,360      1,240,854
                                                                   ------------
                                                                     17,110,803
                                                                   ------------
SINGAPORE -- 4.0%
DBS Group Holdings, Ltd.                                 911,530      8,662,675
Singapore Airlines, Ltd.                                 442,910      2,867,498
                                                                   ------------
                                                                     11,530,173
                                                                   ------------
SOUTH AFRICA -- 8.6%
Barloworld, Ltd.                                         361,590      4,355,833
Nedcor, Ltd.                                             485,768      4,463,814
Old Mutual P.L.C.                                      3,434,960      7,101,517
Standard Bank Group, Ltd.                              1,088,900      8,561,529
                                                                   ------------
                                                                     24,482,693
                                                                   ------------
TAIWAN -- 8.6%
Asustek Computer, Inc.                                 2,618,100      5,741,786
Chinatrust Financial Holding Co., Ltd.                 7,718,863      8,316,467
President Chain Store Corp.                            2,624,349      3,855,020
Taiwan Semiconductor Manufacturing Co., Ltd.           5,101,980      6,503,260
                                                                   ------------
                                                                     24,416,533
                                                                   ------------
THAILAND -- 1.1%
Advanced Information Service Public Co., Ltd.**        1,257,200      3,034,882
                                                                   ------------
TURKEY -- 2.6%
Haci Omer Sabanci Holding A.S.                     2,026,746,000      7,269,630
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $235,009,121)                                               282,141,738
                                                                   ------------
RIGHTS & WARRANTS -- 0.0%
HONG KONG -- 0.0%
Hutchison Whampoa, Ltd. Rts.*                             11,406              0
                                                                   ------------
MEXICO -- 0.0%
Coca-Cola Femsa S.A. de C.V. ADR*                        127,000              0
                                                                   ------------
TOTAL RIGHTS & WARRANTS
  (Cost $0)                                                                   0
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
U.S. TREASURY OBLIGATIONS -- 1.8%
U.S. Treasury Bills
    1.546%                               12/16/04         $  184        183,374

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
    1.560%                               12/16/04       $  5,000   $  4,982,995
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,166,935)                                                   5,166,369
                                                                   ------------


                                                         Shares
                                                       ---------
TEMPORARY INVESTMENTS -- 0.3%
BlackRock Provident Institutional Funds - TempCash
  (Cost $802,003)                                        802,003        802,003
                                                                   ------------
CURRENCY -- 0.0%
Taiwanese Dollar
  (Cost $16,999)                                         576,426         16,969
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 9.4%
COMMERCIAL PAPER -- 4.7%
Links Finance, L.L.C.
    1.860%                               10/01/04       $  4,407      4,407,026
Rabobank Finance Corp.
    1.870%                               10/01/04          4,407      4,407,024
Variable Funding Capital Corp.
    1.870%                               10/01/04          4,407      4,407,025
                                                                   ------------
                                                                     13,221,075
                                                                   ------------
TIME DEPOSITS -- 2.2%
UBS Bank
    1.980%                               10/01/04          6,303      6,302,779
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 2.5%
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04          6,131      6,130,984
    2.005%                               10/07/04          1,085      1,085,302
                                                                   ------------
                                                                      7,216,286
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $26,740,140)                                                 26,740,140
                                                                   ------------
TOTAL INVESTMENTS -- 110.6%
  (Cost $267,735,198)                                               314,867,219
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (10.6%)
Dividends receivable and other assets                                 1,320,820
Receivable for capital stock sold                                        10,390
Payable upon return of collateral on securities loaned              (26,740,140)
Payable for securities purchased                                     (3,937,654)
Payable for capital stock redeemed                                     (335,609)
Investment advisory fee payable                                        (290,356)
Administration fees payable                                             (34,267)
Service plan fees payable                                                  (487)
Accrued expenses                                                        (80,942)
Other liabilities                                                       (57,346)
                                                                   ------------
                                                                   $(30,145,591)
                                                                   ------------
NET ASSETS -- 100.0%                                               $284,721,628
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $267,991,532
                                                                   ============
     Gross Appreciation                                            $ 54,793,286
     Gross Depreciation                                              (7,917,599)
                                                                   ------------
     Net Appreciation                                              $ 46,875,687
                                                                   ============


----------
+  See Note 1.
*  Non-income producing security.
** Security fair valued using methods determined in good faith by the Pricing
   Committee of the Board of Trustees.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $25,769,461, and the total market value of the collateral held by the portfolio is $26,740,140.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Shares       Value+
                                                         -------   ------------
COMMON STOCK -- 100.4%
AEROSPACE & DEFENSE -- 0.5%
Precision Castparts Corp.                                 20,200   $  1,213,010
                                                                   ------------
AUTO COMPONENTS -- 2.2%
American Axle & Manufacturing Holdings, Inc.              52,600      1,539,076
Johnson Controls, Inc.                                    19,700      1,119,157
Lear Corp.                                                43,400      2,363,130
                                                                   ------------
                                                                      5,021,363
                                                                   ------------
AUTOMOBILES -- 1.8%
General Motors Corp. a                                    99,500      4,226,760
                                                                   ------------
BANKS -- 15.4%
AmSouth Bancorp. a                                        71,100      1,734,840
Bank of America Corp.                                     41,200      1,785,196
Compass Bancshares, Inc. a                                44,600      1,954,372
Hibernia Corp. Class A                                   205,500      5,427,255
Huntington Bancshares, Inc. a                            154,800      3,856,068
KeyCorp                                                   51,300      1,621,080
Marshall & Ilsley Corp.                                   22,900        922,870
National City Corp.                                       42,800      1,652,936
Southtrust Corp.                                         141,400      5,890,724
Sovereign Bancorp, Inc. a                                176,800      3,857,776
U.S. Bancorp                                             246,100      7,112,290
                                                                   ------------
                                                                     35,815,407
                                                                   ------------
CASINOS -- 1.3%
Caesars Entertainment, Inc.*                             174,000      2,905,800
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 7.5%
Cendant Corp.                                            226,200      4,885,920
Dun & Bradstreet Corp.* a                                 65,600      3,850,720
Manpower, Inc.                                            25,200      1,121,148
Pitney Bowes, Inc.                                        38,700      1,706,670
Republic Services, Inc.                                  197,800      5,886,528
                                                                   ------------
                                                                     17,450,986
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.9%
Harris Corp.                                              24,100      1,324,054
Qualcomm, Inc.                                            18,400        718,336
                                                                   ------------
                                                                      2,042,390
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.5%
Hewlett-Packard Co.                                      183,500      3,440,625
                                                                   ------------
DIVERSIFIED FINANCIALS -- 5.4%
Capital One Financial Corp. a                             51,300      3,791,070
Citigroup, Inc.                                          125,690      5,545,443
JPMorgan Chase & Co.                                      80,300      3,190,319
                                                                   ------------
                                                                     12,526,832
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.0%
Sprint Corp. (FON Group)                                 341,200      6,868,356
                                                                   ------------
ELECTRIC UTILITIES -- 6.2%
Exelon Corp.                                             128,200      4,703,658
TXU Corp. a                                              102,200      4,897,424
Xcel Energy, Inc.                                        276,700      4,792,444
                                                                   ------------
                                                                     14,393,526
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.0%
AMETEK, Inc.                                              47,700      1,446,264


                                                          Shares       Value+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
Energizer Holdings, Inc.* a                               20,600   $    949,660
                                                                   ------------
                                                                      2,395,924
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
Flextronics International, Ltd.* a                       141,400      1,873,550
PerkinElmer, Inc.                                        128,000      2,204,160
Sanmina-SCI Corp.*                                       223,600      1,576,380
                                                                   ------------
                                                                      5,654,090
                                                                   ------------
FOOD & DRUG RETAILING -- 1.2%
Costco Wholesale Corp.                                    67,700      2,813,612
                                                                   ------------
FOOD PRODUCTS -- 2.5%
Campbell Soup Co. a                                       91,100      2,395,019
Dean Foods Co.* a                                        115,550      3,468,811
                                                                   ------------
                                                                      5,863,830
                                                                   ------------
GAS UTILITIES -- 1.0%
Sempra Energy                                             64,500      2,334,255
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
Bausch & Lomb, Inc. a                                     17,700      1,176,165
Beckman Coulter, Inc. a                                   79,300      4,450,316
                                                                   ------------
                                                                      5,626,481
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Caremark Rx, Inc.*                                        52,306      1,677,453
Cigna Corp.                                               16,400      1,141,932
Humana, Inc.*                                            111,650      2,230,767
PacifiCare Health Systems, Inc.* a                        36,500      1,339,550
                                                                   ------------
                                                                      6,389,702
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.8%
Starbucks Corp.* a                                        25,200      1,145,592
Yum! Brands, Inc.                                        131,700      5,354,922
                                                                   ------------
                                                                      6,500,514
                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.9%
Procter & Gamble Co.                                      81,100      4,389,132
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 5.4%
General Electric Co.                                     241,200      8,099,496
Tyco International, Ltd.                                 145,000      4,445,700
                                                                   ------------
                                                                     12,545,196
                                                                   ------------
INSURANCE -- 11.6%
Allstate Corp.                                           101,700      4,880,583
AmerUs Group Co. a                                        38,500      1,578,500
Fidelity National Financial, Inc.                         44,880      1,709,928
Hartford Financial Services Group, Inc.                   18,300      1,133,319
HCC Insurance Holdings, Inc.                              32,000        964,800
MetLife, Inc.                                            180,400      6,972,460
Prudential Financial, Inc.                                59,950      2,820,048
SAFECO Corp.                                              95,500      4,359,575
W. R. Berkley Corp.                                       63,400      2,672,944
                                                                   ------------
                                                                     27,092,157
                                                                   ------------
IT CONSULTING & SERVICES -- 3.8%
Accenture, Ltd. Class A*                                 129,000      3,489,450
Computer Sciences Corp.* a                               115,300      5,430,630
                                                                   ------------
                                                                      8,920,080
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Shares       Value+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
MEDIA -- 0.5%
Time Warner, Inc.*                                        71,100   $  1,147,554
                                                                   ------------
METALS & MINING -- 1.7%
Peabody Energy Corp.                                      24,800      1,475,600
Phelps Dodge Corp. a                                      13,700      1,260,811
United States Steel Corp. a                               32,400      1,218,888
                                                                   ------------
                                                                      3,955,299
                                                                   ------------
OIL & GAS -- 12.0%
Burlington Resources, Inc.                                32,100      1,309,680
ConocoPhillips                                            79,400      6,578,290
Exxon Mobil Corp.                                        178,900      8,646,237
Marathon Oil Corp.                                       117,500      4,850,400
Valero Energy Corp. a                                     55,200      4,427,592
XTO Energy, Inc.                                          63,700      2,068,976
                                                                   ------------
                                                                     27,881,175
                                                                   ------------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe Corp.                        53,400      2,045,754
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES-- 0.9%
Vodafone Group P.L.C. ADR a                               86,800      2,092,748
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $202,634,908)                                               233,552,558
                                                                   ------------
TEMPORARY INVESTMENTS -- 1.4%
Dreyfus Cash Management Plus #719                          2,534          2,534
Goldman Sachs Financial Square Money
  Market Portfolio                                       577,237        577,237
J.P. Morgan Institutional Prime Money
  Market Portfolio                                     2,721,612      2,721,612
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,301,383)                                                   3,301,383
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------      --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 18.0%
CERTIFICATES OF DEPOSIT -- 1.8%
Banco Santander S.A.
    1.671%                               06/07/05       $    811        811,092
Canadian Imperial Bank of Commerce
    1.795%                               01/31/05          3,415      3,414,588
                                                                   ------------
                                                                      4,225,680
                                                                   ------------
COMMERCIAL PAPER -- 2.2%
Links Finance, L.L.C.
    1.860%                               10/01/04          1,099      1,099,325
Rabobank Finance Corp.
    1.870%                               10/01/04          1,099      1,099,324
Variable Funding Capital Corp.
    1.870%                               10/01/04          1,099      1,099,325
Victory Receivables Corp.
    1.800%                               10/22/04          1,781      1,779,403
                                                                   ------------
                                                                      5,077,377
                                                                   ------------


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
TIME DEPOSITS -- 1.4%
UBS Bank
    1.980%                               10/01/04       $  3,268   $  3,268,038
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 12.6%
Bear Stearns Co., Inc.
    1.905%                               03/22/05          8,420      8,419,382
ForeningsSparbanken AB
    1.720%                               01/18/05            150        150,085
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04         12,625     12,625,597
    2.005%                               10/07/04          1,519      1,519,097
Morgan Stanley
    1.955%                               03/24/05            388        387,918
Natexis Banques
    1.975%                               12/31/04            250        250,023
    1.922%                               01/19/05          3,149      3,148,834
Westdeutsche Landesbank A.G.
    1.697%                               10/12/04          2,937      2,936,796
                                                                   ------------
                                                                     29,437,732
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $42,008,827)                                                 42,008,827
                                                                   ------------
TOTAL INVESTMENTS -- 119.8%
  (Cost $247,945,118)                                               278,862,768
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (19.8%)
Dividends receivable and other assets                                   400,345
Receivable for securities sold                                       12,207,330
Payable upon return of collateral on securities loaned              (42,008,827)
Payable for securities purchased                                    (12,180,962)
Payable for capital stock redeemed                                   (4,388,249)
Investment advisory fee payable                                        (135,277)
Administration fees payable                                             (32,249)
Service plan fees payable                                                (2,874)
Accrued expenses                                                        (23,492)
                                                                   ------------
                                                                    (46,164,255)
                                                                   ------------
NET ASSETS -- 100.0%                                               $232,698,513
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $248,084,867
                                                                   ============
     Gross Appreciation                                            $ 33,452,884
     Gross Depreciation                                              (2,674,983)
                                                                   ------------
     Net Appreciation                                              $ 30,777,901
                                                                   ============

----------
+  See Note 1.
*  Non-income producing security.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $40,796,744, and the total market value of the collateral held by the portfolio is $42,008,827.
ADR -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK -- 98.8%
AEROSPACE & DEFENSE -- 2.0%
Boeing Co.                                                27,500   $  1,419,550
General Dynamics Corp.                                     6,500        663,650
Goodrich Corp.                                             3,800        119,168
Honeywell International, Inc.                             28,000      1,004,080
Lockheed Martin Corp.                                     14,600        814,388
Northrop Grumman Holdings Corp.                           11,700        623,961
Raytheon Co.                                              14,600        554,508
Rockwell Collins, Inc.                                     5,800        215,412
United Technologies Corp.                                 16,800      1,568,784
                                                                   ------------
                                                                      6,983,501
                                                                   ------------
AIR FREIGHT & COURIERS -- 1.1%
FedEx Corp.                                                9,700        831,193
United Parcel Service, Inc. Class B                       36,700      2,786,264
                                                                   ------------
                                                                      3,617,457
                                                                   ------------
AIRLINES -- 0.1%
Delta Air Lines, Inc.* a                                   4,200         13,818
Southwest Airlines Co.                                    25,800        351,396
                                                                   ------------
                                                                        365,214
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.4%
Anheuser-Busch Cos., Inc.                                 26,200      1,308,690
Coors Adolph Co. Class B a                                 1,200         81,504
                                                                   ------------
                                                                      1,390,194
                                                                   ------------
AUTO COMPONENTS -- 0.2%
Cooper Tire & Rubber Co. a                                 2,400         48,408
Dana Corp.                                                 4,900         86,681
Delphi Automotive Systems Corp.                           18,300        170,007
Goodyear Tire & Rubber Co.* a                              5,700         61,218
Johnson Controls, Inc.                                     6,200        352,222
Visteon Corp. a                                            4,200         33,558
                                                                   ------------
                                                                        752,094
                                                                   ------------
AUTOMOBILES -- 0.7%
AutoNation, Inc.* a                                        8,700        148,596
Ford Motor Co. a                                          59,700        838,785
General Motors Corp. a                                    18,400        781,632
Harley-Davidson, Inc.                                      9,600        570,624
                                                                   ------------
                                                                      2,339,637
                                                                   ------------
BANKS -- 6.8%
AmSouth Bancorp. a                                        11,500        280,600
Bank of America Corp.                                    132,734      5,751,364
Bank of New York Co., Inc.                                25,300        738,001
BB&T Corp.                                                18,100        718,389
Comerica, Inc.                                             5,600        332,360
Fifth Third Bancorp                                       18,600        915,492
First Horizon National Corp.                               4,000        173,440
Golden West Financial Corp. a                              5,000        554,750
Huntington Bancshares, Inc. a                              7,500        186,825
KeyCorp a                                                 13,400        423,440
M&T Bank Corp.                                             3,900        373,230
Marshall & Ilsley Corp.                                    7,200        290,160
Mellon Financial Corp.                                    13,800        382,122
National City Corp.                                       21,600        834,192
North Fork Bancorp., Inc.                                  5,600        248,920


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
Northern Trust Corp.                                       7,200   $    293,760
PNC Financial Services Group, Inc.                         9,200        497,720
Regions Financial Corp.                                   15,036        497,090
Southtrust Corp.                                          10,800        449,928
Sovereign Bancorp, Inc. a                                 11,200        244,384
Suntrust Banks, Inc.                                       9,200        647,772
Synovus Financial Corp.                                   10,100        264,115
U.S. Bancorp                                              61,300      1,771,570
Wachovia Corp.                                            42,700      2,004,765
Washington Mutual, Inc. a                                 28,500      1,113,780
Wells Fargo & Co.                                         55,000      3,279,650
Zions Bancorp.                                             2,900        177,016
                                                                   ------------
                                                                     23,444,835
                                                                   ------------
BEVERAGES -- 1.9%
Brown-Forman Corp. Class B                                 4,000        183,200
Coca-Cola Co.                                             79,200      3,171,960
Coca-Cola Enterprises, Inc.                               15,300        289,170
Pepsi Bottling Group, Inc.                                 8,400        228,060
PepsiCo, Inc.                                             55,300      2,690,345
                                                                   ------------
                                                                      6,562,735
                                                                   ------------
BIOTECHNOLOGY -- 1.1%
Amgen, Inc.* a                                            41,300      2,340,884
Biogen IDEC, Inc.* a                                      11,100        678,987
Chiron Corp.* a                                            6,200        274,040
Genzyme Corp.* a                                           7,400        402,634
MedImmune, Inc.*                                           8,100        191,970
                                                                   ------------
                                                                      3,888,515
                                                                   ------------
BUILDING PRODUCTS -- 0.2%
Crane Co.                                                  1,900         54,948
Masco Corp. a                                             14,100        486,873
                                                                   ------------
                                                                        541,821
                                                                   ------------
CASINOS -- 0.2%
Harrah's Entertainment, Inc.                               3,700        196,026
International Game Technology                             11,200        402,640
                                                                   ------------
                                                                        598,666
                                                                   ------------
CHEMICALS -- 1.6%
Air Products & Chemicals, Inc.                             7,400        402,412
Dow Chemical Co.                                          30,700      1,387,026
E.I. du Pont de Nemours & Co.                             32,600      1,395,280
Eastman Chemical Co.                                       2,500        118,875
Ecolab, Inc.                                               8,400        264,096
Engelhard Corp.                                            4,100        116,235
Great Lakes Chemical Corp.                                 1,700         43,520
Hercules, Inc.*                                            3,700         52,725
International Flavors & Fragrances, Inc.                   3,100        118,420
Monsanto Co.                                               8,700        316,854
P.P.G. Industries, Inc.                                    5,600        343,168
Praxair, Inc.                                             10,600        453,044
Rohm & Haas Co.                                            7,300        313,681
Sigma-Aldrich Corp.                                        2,300        133,400
                                                                   ------------
                                                                      5,458,736
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Allied Waste Industries, Inc.*                            10,300   $     91,155
Apollo Group, Inc. Class A*                                6,300        462,231
Avery Dennison Corp.                                       3,600        236,808
Cendant Corp.                                             34,500        745,200
Cintas Corp.                                               5,600        235,424
Deluxe Corp.                                               1,600         65,632
Equifax, Inc.                                              4,500        118,620
H & R Block, Inc.                                          5,400        266,868
Pitney Bowes, Inc.                                         7,500        330,750
R.R. Donnelley & Sons Co.                                  7,100        222,372
Robert Half International, Inc.                            5,600        144,312
Waste Management, Inc.                                    18,900        516,726
                                                                   ------------
                                                                      3,436,098
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 2.7%
ADC Telecommunications, Inc.* a                           26,400         47,784
Andrew Corp.* a                                            5,200         63,648
Avaya, Inc.* a                                            14,800        206,312
CIENA Corp.*                                              18,600         36,828
Cisco Systems, Inc.*                                     220,700      3,994,670
Comverse Technology, Inc.*                                 6,400        120,512
Corning, Inc.* a                                          45,500        504,140
JDS Uniphase Corp.*                                       46,900        158,053
Lucent Technologies, Inc.*                               140,700        446,019
Motorola, Inc.                                            77,100      1,390,884
Qualcomm, Inc.                                            53,100      2,073,024
Scientific-Atlanta, Inc.                                   5,000        129,600
Tellabs, Inc.*                                            13,600        124,984
                                                                   ------------
                                                                      9,296,458
                                                                   ------------
COMPUTERS & PERIPHERALS -- 3.5%
Apple Computer, Inc.* a                                   12,700        492,125
Dell, Inc.*                                               81,500      2,901,400
EMC Corp.                                                 78,500        905,890
Gateway, Inc.*                                            12,100         59,895
Hewlett-Packard Co.                                       98,600      1,848,750
International Business Machines Corp.                     54,700      4,689,978
Lexmark International, Inc. Class A* a                     4,200        352,842
NCR Corp.                                                  3,100        153,729
Network Appliance, Inc.*                                  11,700        269,100
Sun Microsystems, Inc.* a                                108,400        437,936
                                                                   ------------
                                                                     12,111,645
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.0%
Fluor Corp. a                                              2,700        120,204
                                                                   ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                       3,300        168,135
                                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                                 3,700        138,491
Bemis Co.  Inc.                                            3,500         93,030
Pactiv Corp.*                                              5,000        116,250
Sealed Air Corp.*                                          2,700        125,145
Temple Inland, Inc.                                        1,800        120,870
                                                                   ------------
                                                                        593,786
                                                                   ------------


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                          5,700   $    218,766
                                                                   ------------
DIVERSIFIED FINANCIALS -- 8.7%
AMBAC Financial Group, Inc.                                3,500        279,825
American Express Co.                                      41,400      2,130,444
Bear Stearns Cos., Inc.                                    3,400        326,978
Capital One Financial Corp.                                7,800        576,420
Charles Schwab Corp.                                      44,500        408,955
Citigroup, Inc.                                          169,100      7,460,692
Countrywide Financial Corp.                               18,300        720,837
E*TRADE Financial Corp.*                                  12,200        139,324
Equity Residential Properties Trust                        9,100        282,100
Fannie Mae                                                31,600      2,003,440
Federated Investors, Inc. Class B                          3,500         99,540
Franklin Resources, Inc.                                   8,100        451,656
Freddie Mac                                               22,400      1,461,376
Goldman Sachs Group, Inc.                                 15,900      1,482,516
Janus Capital Group, Inc.                                  7,800        106,158
JPMorgan Chase & Co.                                     116,196      4,616,467
Lehman Brothers Holdings, Inc.                             9,000        717,480
MBNA Corp.                                                41,700      1,050,840
Merrill Lynch & Co., Inc.                                 30,700      1,526,404
Moody's Corp.                                              4,900        358,925
Morgan Stanley                                            35,800      1,764,940
Principal Financial Group, Inc.                           10,200        366,894
Providian Financial Corp.* a                               9,500        147,630
SLM Corp.                                                 14,300        637,780
State Street Corp.                                        11,000        469,810
T. Rowe Price Group, Inc.                                  4,100        208,854
                                                                   ------------
                                                                     29,796,285
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.0%
Alltel Corp.                                              10,000        549,100
AT&T Corp. a                                              25,900        370,888
BellSouth Corp.                                           59,800      1,621,776
CenturyTel, Inc.                                           4,500        154,080
Citizens Communications Co.*                              10,800        144,612
Qwest Communications International, Inc.* a               59,200        197,136
SBC Communications, Inc.                                 108,200      2,807,790
Sprint Corp. (FON Group)                                  47,450        955,169
Verizon Communications, Inc.                              90,300      3,556,014
                                                                   ------------
                                                                     10,356,565
                                                                   ------------
ELECTRIC UTILITIES -- 2.6%
AES Corp.                                                 21,100        210,789
Allegheny Energy, Inc.* a                                  4,100         65,436
Ameren Corp.                                               6,300        290,745
American Electric Power Co., Inc. a                       12,900        412,284
Calpine Corp.* a                                          14,500         42,050
Centerpoint Energy, Inc. a                                10,000        103,600
Cinergy Corp.                                              5,900        233,640
CMS Energy Corp.* a                                        5,300         50,456
Consolidated Edison, Inc. a                                7,900        332,116
Constellation Energy Group, Inc.                           5,700        227,088

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc.                                  10,800   $    704,700
DTE Energy Co. a                                           5,700        240,483
Duke Energy Corp. a                                       30,600        700,434
Edison International                                      10,600        281,006
Entergy Corp.                                              7,500        454,575
Exelon Corp.                                              21,500        788,835
F.P.L. Group, Inc.                                         6,000        409,920
FirstEnergy Corp.                                         10,800        443,664
PG&E Corp.* a                                             13,100        398,240
Pinnacle West Capital Corp.                                3,000        124,500
PPL Corp.                                                  6,200        292,516
Progress Energy, Inc.                                      8,000        338,720
Public Service Enterprise Group, Inc.                      7,700        328,020
Southern Co.                                              24,000        719,520
Teco Energy, Inc.                                          6,500         87,945
TXU Corp. a                                                9,700        464,824
Xcel Energy, Inc.                                         13,000        225,160
                                                                   ------------
                                                                      8,971,266
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.                            6,500        113,035
Cooper Industries, Ltd. Class A                            3,000        177,000
Emerson Electric Co. a                                    13,800        854,082
Power-One, Inc.* a                                         2,800         18,144
Rockwell Automation, Inc.                                  6,100        236,070
                                                                   ------------
                                                                      1,398,331
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Agilent Technologies, Inc.*                               15,900        342,963
Applera Corp.-Applied Biosystems Group                     6,600        124,542
Fisher Scientific International, Inc.*                     3,700        215,821
Jabil Circuit, Inc.*                                       6,500        149,500
Millipore Corp.* a                                         1,600         76,560
Molex, Inc.                                                6,200        184,884
PerkinElmer, Inc.                                          4,200         72,324
Sanmina-SCI Corp.*                                        17,000        119,850
Solectron Corp.*                                          31,300        154,935
Symbol Technologies, Inc.                                  7,800         98,592
Tektronix, Inc.                                            2,800         93,100
Thermo Electron Corp.*                                     5,400        145,908
Waters Corp.*                                              3,900        171,990
                                                                   ------------
                                                                      1,950,969
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Baker Hughes, Inc.                                        10,900        476,548
BJ Services Co.*                                           5,200        272,532
Halliburton Co.                                           14,300        481,767
Nabors Industries, Ltd.*                                   4,800        227,280
Rowan Cos., Inc.* a                                        3,400         89,760
Schlumberger, Ltd.                                        19,200      1,292,352
Transocean Sedco Forex, Inc.*                             10,500        375,690
                                                                   ------------
                                                                      3,215,929
                                                                   ------------


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING -- 3.3%
Albertson's, Inc. a                                       12,000   $    287,160
Costco Wholesale Corp.                                    15,000        623,400
CVS Corp.                                                 13,000        547,690
Kroger Co.* a                                             24,200        375,584
Safeway, Inc.* a                                          14,500        279,995
SUPERVALU, Inc. a                                          4,400        121,220
Sysco Corp.                                               20,800        622,336
Wal-Mart Stores, Inc.                                    138,500      7,368,200
Walgreen Co.                                              33,400      1,196,722
Winn-Dixie Stores, Inc. a                                  4,600         14,214
                                                                   ------------
                                                                     11,436,521
                                                                   ------------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co.                                21,200        359,976
Campbell Soup Co. a                                       13,400        352,286
ConAgra Foods, Inc.                                       17,200        442,212
General Mills, Inc. a                                     12,300        552,270
H.J. Heinz Co.                                            11,500        414,230
Hershey Foods Corp.                                        8,000        373,680
Kellogg Co.                                               13,400        571,644
McCormick & Co., Inc.                                      4,500        154,530
Sara Lee Corp.                                            25,800        589,788
Wm. Wrigley Jr., Co.                                       7,300        462,163
                                                                   ------------
                                                                      4,272,779
                                                                   ------------
GAS UTILITIES -- 0.4%
El Paso Corp. a                                           20,900        192,071
KeySpan Corp.                                              5,200        203,840
Kinder Morgan, Inc.                                        4,000        251,280
Nicor, Inc.                                                1,400         51,380
NiSource, Inc.                                             8,600        180,686
Peoples Energy Corp.                                       1,200         50,016
Sempra Energy a                                            7,500        271,425
                                                                   ------------
                                                                      1,200,698
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES-- 2.1%
Bausch & Lomb, Inc. a                                      1,700        112,965
Baxter International, Inc.                                20,000        643,200
Becton, Dickinson & Co.                                    8,300        429,110
Biomet, Inc.                                               8,300        389,104
Boston Scientific Corp.*                                  27,500      1,092,575
C.R. Bard, Inc.                                            3,400        192,542
Guidant Corp.                                             10,200        673,608
Medtronic, Inc.                                           39,500      2,050,050
St. Jude Medical, Inc.*                                    5,700        429,039
Stryker Corp.                                             13,000        625,040
Zimmer Holdings, Inc.*                                     8,000        632,320
                                                                   ------------
                                                                      7,269,553
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES-- 2.1%
Aetna, Inc.                                                5,000        499,650
AmerisourceBergen Corp. a                                  3,700        198,727
Anthem, Inc.* a                                            4,500        392,625
Cardinal Health, Inc.                                     14,000        612,780
Caremark Rx, Inc.*                                        15,200        487,464

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Cigna Corp.                                                4,600   $    320,298
Express Scripts, Inc. Class A* a                           2,500        163,350
Gilead Sciences, Inc.* a                                  14,000        523,320
HCA, Inc. a                                               15,800        602,770
Health Management Associates, Inc. Class A a               7,900        161,397
Humana, Inc.*                                              5,300        105,894
IMS Health, Inc.                                           7,700        184,184
Manor Care, Inc.                                           2,900         86,884
McKesson Corp.                                             9,500        243,675
Quest Diagnostics, Inc.                                    3,400        299,948
Tenet Healthcare Corp.*                                   15,200        164,008
UnitedHealth Group, Inc.                                  21,800      1,607,532
WellPoint Health Networks, Inc.*                           5,100        535,959
                                                                   ------------
                                                                      7,190,465
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE-- 1.2%
Carnival Corp.                                            20,600        974,174
Darden Restaurants, Inc.                                   5,200        121,264
Hilton Hotels Corp.                                       12,500        235,500
Marriott International, Inc. Class A                       7,400        384,504
McDonald's Corp.                                          41,000      1,149,230
Starbucks Corp.* a                                        12,900        586,434
Starwood Hotels & Resorts Worldwide, Inc.                  6,700        311,014
Wendy's International, Inc.                                3,700        124,320
Yum! Brands, Inc.                                          9,400        382,204
                                                                   ------------
                                                                      4,268,644
                                                                   ------------
HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp.                                       2,600        201,344
Centex Corp.                                               4,000        201,840
Fortune Brands, Inc.                                       4,800        355,632
KB HOME                                                    1,500        126,735
Leggett & Platt, Inc.                                      6,300        177,030
Maytag Corp.                                               2,600         47,762
Newell Rubbermaid, Inc.                                    9,000        180,360
Pulte Homes, Inc.                                          4,100        251,617
Snap-On, Inc.                                              1,900         52,364
Stanley Works, Inc.                                        2,700        114,831
Whirlpool Corp.                                            2,200        132,198
                                                                   ------------
                                                                      1,841,713
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.0%
Clorox Co.                                                 6,900        367,770
Colgate-Palmolive Co.                                     17,300        781,614
Kimberly-Clark Corp.                                      16,100      1,039,899
Procter & Gamble Co.                                      83,000      4,491,960
                                                                   ------------
                                                                      6,681,243
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 4.6%
General Electric Co.                                     344,600     11,571,668
Textron, Inc.                                              4,500        289,215
3M Co.                                                    25,500      2,039,235


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES (CONTINUED)
Tyco International, Ltd. a                                65,600   $  2,011,296
                                                                   ------------
                                                                     15,911,414
                                                                   ------------
INSURANCE -- 4.5%
ACE, Ltd.                                                  9,200        368,552
AFLAC, Inc.                                               16,600        650,886
Allstate Corp.                                            22,600      1,084,574
American International Group, Inc.                        85,000      5,779,150
Aon Corp. a                                               10,300        296,022
Chubb Corp. a                                              6,200        435,736
Cincinnati Financial Corp.                                 5,485        226,092
Hartford Financial Services Group, Inc.                    9,500        588,335
Jefferson-Pilot Corp.                                      4,600        228,436
Lincoln National Corp.                                     5,800        272,600
Loews Corp.                                                6,000        351,000
Marsh & McLennan Cos., Inc.                               17,100        782,496
MBIA, Inc.                                                 4,700        273,587
MetLife, Inc.                                             24,600        950,790
MGIC Investment Corp. a                                    3,200        212,960
Progressive Corp.                                          7,100        601,725
Prudential Financial, Inc.                                16,900        794,976
SAFECO Corp.                                               4,500        205,425
St. Paul Travelers Cos., Inc.                             21,759        719,352
Torchmark Corp.                                            3,600        191,448
UnumProvident Corp. a                                      9,700        152,193
XL Capital, Ltd. Class A                                   4,500        332,955
                                                                   ------------
                                                                     15,499,290
                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.6%
eBay, Inc.*                                               21,600      1,985,904
                                                                   ------------
INTERNET SOFTWARE & SERVICES-- 0.5%
Sabre Holdings Corp. Class A                               4,500        110,385
Yahoo!, Inc.* a                                           44,400      1,505,604
                                                                   ------------
                                                                      1,615,989
                                                                   ------------
IT CONSULTING & SERVICES -- 1.1%
Affiliated Computer Services, Inc. Class A*                4,200        233,814
Automatic Data Processing, Inc.                           19,200        793,344
Computer Sciences Corp.* a                                 6,100        287,310
Convergys Corp.*                                           4,800         64,464
Electronic Data Systems Corp.                             16,700        323,813
First Data Corp.                                          28,000      1,218,000
Fiserv, Inc.*                                              6,400        223,104
Paychex, Inc.                                             12,300        370,845
SunGard Data Systems, Inc.*                                9,500        225,815
Unisys Corp.*                                             10,900        112,488
                                                                   ------------
                                                                      3,852,997
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS-- 0.2%
Brunswick Corp.                                            3,100        141,856
Eastman Kodak Co. a                                        9,300        299,646
Hasbro, Inc.                                               5,800        109,040
Mattel, Inc.                                              13,500        244,755
                                                                   ------------
                                                                        795,297
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
MACHINERY -- 1.5%
American Standard Cos., Inc.*                              7,000   $    272,370
Caterpillar, Inc.                                         11,100        892,995
Cummins, Inc. a                                            1,400        103,446
Danaher Corp.                                             10,000        512,800
Deere & Co.                                                8,100        522,855
Dover Corp.                                                6,600        256,542
Eaton Corp.                                                4,900        310,709
Illinois Tool Works, Inc. a                                9,900        922,383
Ingersoll-Rand Co. Class A                                 5,600        380,632
ITT Industries, Inc.                                       3,000        239,970
Navistar International Corp.* a                            2,300         85,537
Paccar, Inc.                                               5,700        393,984
Pall Corp.                                                 4,100        100,368
Parker-Hannifin Corp.                                      3,900        229,554
                                                                   ------------
                                                                      5,224,145
                                                                   ------------
MEDIA -- 3.4%
Clear Channel Communications, Inc.                        19,300        601,581
Comcast Corp. Class A*                                    72,900      2,058,696
Dow Jones & Co., Inc.                                      2,700        109,647
Gannett Co., Inc. a                                        8,700        728,712
Interpublic Group of Cos., Inc.* a                        13,700        145,083
Knight-Ridder, Inc.                                        2,600        170,170
McGraw-Hill Cos., Inc.                                     6,200        494,078
Meredith Corp.                                             1,600         82,208
Monster Worldwide, Inc.* a                                 3,800         93,632
New York Times Co. Class A                                 4,800        187,680
Omnicom Group, Inc.                                        6,200        452,972
Time Warner, Inc.*                                       149,300      2,409,702
Tribune Co.                                               10,400        427,960
Univision Communications, Inc. Class A*                   10,500        331,905
Viacom, Inc. Class B                                      56,500      1,896,140
Walt Disney Co.                                           67,100      1,513,105
                                                                   ------------
                                                                     11,703,271
                                                                   ------------
METALS & MINING -- 0.8%
Alcoa, Inc.                                               28,300        950,597
Allegheny Technologies, Inc. a                             3,000         54,750
Freeport-McMoRan Copper & Gold, Inc. Class B a             5,800        234,900
Newmont Mining Corp. a                                    14,400        655,632
Nucor Corp.* a                                             2,600        237,562
Phelps Dodge Corp. a                                       3,000        276,090
United States Steel Corp. a                                3,700        139,194
Worthington Industries, Inc.                               2,800         59,780
                                                                   ------------
                                                                      2,608,505
                                                                   ------------
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A* a                                   12,400         61,876
Williams Cos., Inc.                                       17,100        206,910
                                                                   ------------
                                                                        268,786
                                                                   ------------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc.*                                            3,900         47,697


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
MULTILINE RETAIL (CONTINUED)
Dillard's, Inc. Class A                                    2,700   $     53,298
Dollar General Corp.                                      10,700        215,605
Family Dollar Stores, Inc.                                 5,600        151,760
Federated Department Stores, Inc.                          5,900        268,037
J.C. Penney Co., Inc. (Holding Co.) a                      9,400        331,632
Kohls Corp.*                                              11,100        534,909
May Department Stores Co.                                  9,500        243,485
Nordstrom, Inc.                                            4,500        172,080
Sears, Roebuck & Co.                                       6,900        274,965
Target Corp.                                              29,500      1,334,875
                                                                   ------------
                                                                      3,628,343
                                                                   ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.* a                                            27,400        385,792
                                                                   ------------
OIL & GAS -- 6.2%
Amerada Hess Corp.                                         2,900        258,100
Anadarko Petroleum Corp.                                   8,200        544,152
Apache Corp.                                              10,600        531,166
Ashland, Inc.                                              2,300        128,984
Burlington Resources, Inc.                                12,900        526,320
ChevronTexaco Corp.                                       69,500      3,727,980
ConocoPhillips                                            22,400      1,855,840
Devon Energy Corp.                                         7,800        553,878
EOG Resources, Inc.                                        3,800        250,230
Exxon Mobil Corp.                                        212,400     10,265,292
Kerr-McGee Corp. a                                         4,900        280,525
Marathon Oil Corp.                                        11,300        466,464
Noble Corp.*                                               4,400        197,780
Occidental Petroleum Corp.                                12,800        715,904
Sunoco, Inc.                                               2,500        184,950
Unocal Corp.                                               8,600        369,800
Valero Energy Corp.                                        4,200        336,882
                                                                   ------------
                                                                     21,194,247
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp.                                        2,900         96,512
Georgia Pacific Corp.                                      8,300        298,385
International Paper Co.                                   15,800        638,478
Louisiana-Pacific Corp.                                    3,500         90,825
MeadWestvaco Corp.                                         6,600        210,540
Plum Creek Timber Co., Inc.                                6,000        210,180
Weyerhaeuser Co.                                           7,900        525,192
                                                                   ------------
                                                                      2,070,112
                                                                   ------------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co.                                         2,900        126,092
Avon Products, Inc.                                       15,400        672,672
Gillette Co.                                              32,700      1,364,898
                                                                   ------------
                                                                      2,163,662
                                                                   ------------
PHARMACEUTICALS -- 7.4%
Abbott Laboratories                                       51,000      2,160,360
Allergan, Inc.                                             4,300        311,965
Bristol-Myers Squibb Co.                                  63,400      1,500,678
Eli Lilly & Co.                                           36,800      2,209,840

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Forest Laboratories, Inc.*                                12,100   $    544,258
Hospira, Inc.*                                             5,050        154,530
Johnson & Johnson                                         96,800      5,452,744
King Pharmaceuticals, Inc.* a                              7,900         94,326
Medco Health Solutions, Inc.*                              8,800        271,920
Merck & Co., Inc.                                         72,400      2,389,200
Mylan Laboratories, Inc. a                                 8,800        158,400
Pfizer, Inc.                                             246,500      7,542,900
Schering Plough Corp. a                                   48,000        914,880
Watson Pharmaceuticals, Inc.*                              3,500        103,110
Wyeth                                                     43,500      1,626,900
                                                                   ------------
                                                                     25,436,011
                                                                   ------------
REAL ESTATE -- 0.3%
Apartment Investment & Management Co. Class A a            3,100        107,818
Equity Office Properties Trust                            13,200        359,700
ProLogis                                                   5,900        207,916
Simon Property Group, Inc. a                               6,800        364,684
                                                                   ------------
                                                                      1,040,118
                                                                   ------------
ROAD & RAIL -- 0.5%
Burlington Northern Santa Fe Corp.                        12,100        463,551
CSX Corp.                                                  7,000        232,400
Norfolk Southern Corp.                                    12,800        380,672
Ryder System, Inc.                                         2,100         98,784
Union Pacific Corp.                                        8,400        492,240
                                                                   ------------
                                                                      1,667,647
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 2.9%
Advanced Micro Devices, Inc.* a                           11,500        149,500
Altera Corp.* a                                           12,200        238,754
Analog Devices, Inc.                                      12,300        476,994
Applied Materials, Inc.*                                  55,400        913,546
Applied Micro Circuits Corp.*                             10,200         31,926
Broadcom Corp. Class A*                                   10,500        286,545
Intel Corp.                                              209,400      4,200,564
KLA-Tencor Corp.*                                          6,400        265,472
Linear Technology Corp.                                   10,100        366,024
LSI Logic Corp.*                                          12,500         53,875
Maxim Integrated Products, Inc. a                         10,500        444,045
Micron Technology, Inc.* a                                19,900        239,397
National Semiconductor Corp.* a                           11,700        181,233
Novellus Systems, Inc.*                                    4,800        127,632
NVIDIA Corp.*                                              5,400         78,408
PMC-Sierra, Inc.*                                          5,900         51,979
QLogic Corp.*                                              3,000         88,830
Teradyne, Inc.*                                            6,300         84,420
Texas Instruments, Inc. a                                 56,400      1,200,192
Xilinx, Inc.                                              11,300        305,100
                                                                   ------------
                                                                      9,784,436
                                                                   ------------
SOFTWARE -- 4.4%
Adobe Systems, Inc.                                        7,800        385,866
Autodesk, Inc.                                             3,700        179,931


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
BMC Software, Inc.*                                        7,300   $    115,413
Citrix Systems, Inc.* a                                    5,500         96,360
Computer Associates International, Inc. a                 19,100        502,330
Compuware Corp.*                                          12,600         64,890
Electronic Arts, Inc.*                                     9,900        455,301
Intuit, Inc.*                                              6,200        281,480
Mercury Interactive Corp.* a                               3,000        104,640
Microsoft Corp.                                          354,900      9,812,985
Novell, Inc.*                                             12,600         79,506
Oracle Corp.*                                            168,800      1,904,064
Parametric Technology Corp.*                               8,800         46,464
PeopleSoft, Inc.*                                         11,900        236,215
Siebel Systems, Inc.*                                     16,400        123,656
Symantec Corp.* a                                         10,200        559,776
VERITAS Software Corp.*                                   14,100        250,980
                                                                   ------------
                                                                     15,199,857
                                                                   ------------
SPECIALTY RETAIL -- 2.3%
Autozone, Inc.* a                                          2,700        208,575
Bed, Bath & Beyond, Inc.*                                  9,800        363,678
Best Buy Co., Inc.                                        10,600        574,944
Circuit City Stores, Inc.                                  6,500         99,710
Gap, Inc. a                                               29,500        551,650
Home Depot, Inc.                                          71,700      2,810,640
Limited Brands                                            15,400        343,266
Lowe's Cos., Inc.                                         25,400      1,380,490
Office Depot, Inc.* a                                     10,200        153,306
RadioShack Corp.                                           5,200        148,928
Sherwin Williams Co.                                       4,700        206,612
Staples, Inc.                                             16,200        483,084
Tiffany & Co., Inc.                                        4,800        147,552
TJX Cos., Inc.                                            16,100        354,844
Toys "R" Us, Inc.*                                         7,000        124,180
                                                                   ------------
                                                                      7,951,459
                                                                   ------------
TEXTILES & APPAREL -- 0.4%
Coach, Inc.*                                               6,100        258,762
Jones Apparel Group, Inc.                                  4,100        146,780
Liz Claiborne, Inc.                                        3,600        135,792
Nike, Inc. Class B                                         8,600        677,680
Reebok International, Ltd.                                 2,000         73,440
V.F. Corp.                                                 3,600        178,020
                                                                   ------------
                                                                      1,470,474
                                                                   ------------
TOBACCO -- 1.1%
Altria Group, Inc.                                        66,900      3,146,976
Reynolds American Inc. a                                   4,900        333,396
UST, Inc.                                                  5,400        217,404
                                                                   ------------
                                                                      3,697,776
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Grainger W.W., Inc.                                        3,000        172,950
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.6%
AT&T Wireless Services, Inc.*                             89,100      1,316,898

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATIONS SERVICES (CONTINUED)
Nextel Communications, Inc. Class A*                      36,200   $    863,008
                                                                   ------------
                                                                      2,179,906
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $337,949,507)                                               339,247,846
                                                                   ------------
RIGHTS & WARRANTS-- 0.0%
Seagate Technology Tax Refund Rights*
  (Cost $0)                                               12,500              0
                                                                   ------------


 Coupon                                                  Par
  Rate                                   Maturity       (000)
 ------                                  --------      --------
U.S. TREASURY OBLIGATIONS -- 0.4%
U.S. Treasury Bills **
    1.035%                               10/07/04       $    500        499,891
    1.560%                               12/09/04            100         99,690
    1.610%                               12/09/04            700        697,834
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,297,455)                                                   1,297,415
                                                                   ------------


                                                         Shares
                                                       ---------
TEMPORARY INVESTMENTS -- 0.9%
Dreyfus Cash Management Plus #719                              8              8
Goldman Sachs Financial Square Money
  Market Portfolio                                     3,085,375      3,085,375
J.P. Morgan Institutional Prime Money
  Market Portfolio                                             6              6
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,085,389)                                                   3,085,389
                                                                   ------------


 Coupon                                                  Par
  Rate                                   Maturity       (000)
 ------                                  --------      --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 8.6%
CERTIFICATES OF DEPOSIT -- 2.2%
Banco Santander S.A.
    1.800%                               10/25/04       $  3,504      3,503,856
    1.671%                               06/07/05            687        687,253
Canadian Imperial Bank of Commerce
    1.795%                               01/31/05            474        473,614
    1.720%                               05/25/05            945        944,779
Eurohypo Euro Mortgage Bank
    1.800%                               10/22/04          1,028      1,027,670
Societe Generale
    1.950%                               12/08/04            372        371,640
    1.717%                               06/14/05            510        510,225
                                                                   ------------
                                                                      7,519,037
                                                                   ------------
COMMERCIAL PAPER -- 0.4%
Links Finance, L.L.C.
    1.860%                               10/01/04            447        447,362
Rabobank Finance Corp.
    1.870%                               10/01/04            447        447,362


 Coupon                                                  Par
  Rate                                   Maturity       (000)          Value+
 ------                                  --------      --------    ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
Variable Funding Capital Corp.
    1.870%                               10/01/04       $    447   $    447,362
Victory Receivables Corp.
    1.800%                               10/22/04            216        216,039
                                                                   ------------
                                                                      1,558,125
                                                                   ------------
TIME DEPOSITS -- 0.6%
UBS Bank
    1.980%                               10/01/04          2,251      2,250,811
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 5.4%
Bear Stearns Co., Inc.
    1.905%                               03/22/05          2,184      2,183,664
ForeningsSparbanken AB
    1.720%                               01/18/05            378        378,271
Goldman Sachs Group, Inc.
    1.955%                               07/29/05          2,186      2,186,383
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04          4,249      4,249,808
    2.005%                               10/07/04            442        442,198
Morgan Stanley
    1.955%                               03/24/05          2,041      2,040,673
    1.860%                               04/12/05            423        423,235
Natexis Banques
    1.975%                               12/31/04          3,525      3,524,522
    1.922%                               01/19/05          2,191      2,190,879
Westdeutsche Landesbank A.G.
    1.697%                               10/12/04            827        826,588
                                                                   ------------
                                                                     18,446,221
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $29,774,194)                                                 29,774,194
                                                                   ------------
TOTAL INVESTMENTS -- 108.7%
(Cost $372,106,545)                                                 373,404,844
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (8.7%)
Dividends receivable and other assets                                   420,273
Receivable for capital stock sold                                         7,682
Payable upon return of collateral on securities loaned              (29,774,194)
Payable for capital stock redeemed                                     (500,483)
Futures margin payable                                                   (1,200)
Investment advisory fee payable                                         (56,834)
Administration fees payable                                             (46,892)
Service plan fees payable                                                (3,712)
Accrued expenses                                                         (8,045)
                                                                   ------------
                                                                    (29,963,405)
                                                                   ------------
NET ASSETS -- 100.0%                                               $343,441,439
                                                                   ============

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $373,274,169
                                                                   ============
     Gross Appreciation                                            $ 59,419,135
     Gross Depreciation                                             (59,288,460)
                                                                   ------------
     Net Appreciation                                              $    130,675
                                                                   ============

----------
+   See Note 1.
*   Non-income producing security.
**  Securities pledged as collateral for futures contracts.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $28,708,191, and the total market value of the collateral held by the portfolio is $29,774,194.

                                                     Number of      Unrealized
                                                     Contracts     Depreciation
                                                     ---------     ------------
Futures Contracts -- Long Position
  S&P 500 Index, December 2004
  (Notional value at 09/30/04 is
  $4,459,600.)                                           16           $(4,775)
                                                         ==           =======

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK -- 95.5%
BRAZIL -- 1.2%
Petroleo Brasileiro S.A. ADR a                            67,000   $  2,361,750
                                                                   ------------
CHINA -- 1.7%
China Mobile, Ltd.                                       631,000      1,917,749
Denway Motors, Ltd.                                    4,162,000      1,387,680
                                                                   ------------
                                                                      3,305,429
                                                                   ------------
FINLAND -- 3.6%
Nokia Oyj                                                160,000      2,201,826
Tietoenator Oyj                                           93,500      2,708,092
UPM-Kymmene Oyj                                           98,500      1,875,433
                                                                   ------------
                                                                      6,785,351
                                                                   ------------
FRANCE -- 14.0%
Axa S.A                                                  136,750      2,766,761
BNP Paribas S.A.                                          40,000      2,583,370
Carrefour S.A.                                            37,500      1,763,802
European Aeronautic Defence & Space Co.                   72,000      1,907,421
Groupe Danone                                             34,000      2,673,042
Lafarge S.A.                                              21,091      1,845,446
Sanofi-Aventis                                            20,468      1,484,607
Schneider Electric S.A.                                   45,200      2,922,014
Societe Generale                                          24,500      2,168,074
Suez S.A                                                  87,100      1,867,163
Total S.A.                                                23,000      4,684,841
                                                                   ------------
                                                                     26,666,541
                                                                   ------------
GERMANY -- 8.1%
Adidas-Salomon A.G.                                       15,000      2,093,088
Deutsche Bank A.G.                                        23,700      1,703,433
E.On A.G                                                  49,500      3,651,866
Fresenius Medical Care A.G.                               26,000      1,991,132
Linde A.G.                                                54,000      3,111,967
Schering A.G.                                             38,500      2,431,504
Volkswagen A.G.                                           13,000        500,366
                                                                   ------------
                                                                     15,483,356
                                                                   ------------
HONG KONG -- 6.6%
HSBC Holdings P.L.C.                                     253,901      4,037,384
Hutchison Whampoa, Ltd.                                  435,000      3,402,774
Johnson Electric Holdings, Ltd.                        3,512,000      3,445,323
Wing Hang Bank, Ltd.                                     254,000      1,661,184
                                                                   ------------
                                                                     12,546,665
                                                                   ------------
ITALY -- 4.7%
ENI S.P.A.                                               197,000      4,413,935
Luxottica Group S.P. A. ADR                              132,000      2,356,200
Saipem S P.A.                                            188,000      2,113,147
                                                                   ------------
                                                                      8,883,282
                                                                   ------------
JAPAN -- 16.9%
Asahi Glass Co., Ltd.                                    360,000      3,276,142
Canon, Inc.                                               77,000      3,618,927
Kao Corp.                                                118,000      2,606,996
Kawasaki Heavy Industries, Ltd.                          475,000        715,420
Kyushu Electric Power Co., Inc.                               90          1,686
Mazda Motor Corp.                                        880,000      2,722,678
NEC Corp.                                                422,000      2,523,232


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Pioneer Corp.                                             90,000   $  1,878,147
Rohm Co., Ltd.                                            24,400      2,452,951
Sony Corp.                                                82,000      2,797,441
Sumitomo Trust & Banking Co., Ltd.                       684,000      4,046,346
Takeda Pharmaceutical Co., Ltd.                           64,000      2,903,416
Tostem Inax Holding Corp.                                145,000      2,650,955
                                                                   ------------
                                                                     32,194,337
                                                                   ------------
KOREA -- 3.9%
Kookmin Bank ADR*                                         62,600      1,993,184
LG Chem, Ltd.                                             40,000      1,518,020
Samsung Electronics Co., Ltd.                              4,600      1,829,614
Shinsegae Co., Ltd.                                        7,800      2,076,161
                                                                   ------------
                                                                      7,416,979
                                                                   ------------
MEXICO -- 1.0%
Cemex S.A. de C.V. ADR                                    65,000      1,829,100
                                                                   ------------
NETHERLANDS -- 4.5%
ABN AMRO Holdings N.V.                                   103,466      2,350,361
Akzo Nobel N.V.                                           61,200      2,160,984
ING Groep N.V.                                            83,700      2,112,382
Philips Electronics N.V.                                  70,000      1,603,179
VNU N.V                                                   13,437        345,458
                                                                   ------------
                                                                      8,572,364
                                                                   ------------
SINGAPORE -- 2.8%
DBS Group Holdings, Ltd.                                 333,000      3,164,647
Singapore Airlines, Ltd.                                 325,000      2,104,122
                                                                   ------------
                                                                      5,268,769
                                                                   ------------
SPAIN -- 2.5%
Telefonica Moviles, S.A.                                 454,816      4,733,724
                                                                   ------------
SWITZERLAND -- 5.0%
ABB, Ltd.*                                               360,000      2,196,845
Lonza Group A.G.                                          43,300      1,957,464
Nestle S.A.                                               12,788      2,928,940
Novartis A.G.                                             52,500      2,446,945
                                                                   ------------
                                                                      9,530,194
                                                                   ------------
UNITED KINGDOM -- 19.0%
Amvescap P.L.C.                                          307,000      1,659,662
Compass Group P.L.C.                                     273,000      1,089,292
GlaxoSmithKline P.L.C.                                   180,152      3,882,613
Group 4 Securicor P.L.C.                                 615,000      1,290,941
GUS P.L.C.                                               131,500      2,141,616
HBOS P.L C.                                              234,830      3,170,047
Kesa Electricals P.L.C.                                  379,130      1,941,547
Kingfisher P.L.C.                                        480,408      2,679,702
Lloyds TSB Group P.L.C.                                  261,263      2,040,008
Rolls-Royce P.L.C.                                       445,000      2,039,307
Royal Bank of Scotland Group P.L.C.                      109,312      3,156,995
Signet Group P.L.C.                                      990,000      2,051,228
Standard Chartered P.L.C.                                100,000      1,716,369
Tesco P.L.C.                                             434,000      2,240,209
Unilever P.L.C.                                          230,000      1,871,855

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
Vodafone Group P.L.C.                                  1,297,249   $  3,104,504
                                                                   ------------
                                                                     36,075,895
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $151,053,069)                                               181,653,736
                                                                   ------------
PREFERRED STOCK -- 0.7%
GERMANY
Volkswagen A.G.
  (Cost $1,482,403)                                       51,500      1,401,434
                                                                   ------------
RIGHTS & WARRANTS -- 0.0%
HONG KONG
Hutchison Whampoa, Ltd. Rts.*
  (Cost $0)                                                5,800              0
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
U.S. TREASURY OBLIGATIONS -- 3.3%
U.S. Treasury Bills
    1.540%                               12/16/04       $  5,361      5,342,767
    1.570%                               12/16/04          1,000        996,599
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,340,256)                                                   6,339,366
                                                                   ------------

                                                         Shares
                                                         -------
TEMPORARY INVESTMENTS -- 0.4%
BlackRock Provident Institutional Funds -
  TempCash
  (Cost $770,853)                                        770,853        770,853
                                                                   ------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                                    2              3
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 1.3%
COMMERCIAL PAPER -- 0.7%
Links Finance, L.L.C.
    1.860%                               10/01/04       $    447        447,121
Rabobank Finance Corp.
    1.870%                               10/01/04            447        447,121
Variable Funding Capital Corp.
    1.870%                               10/01/04            447        447,121
                                                                   ------------
                                                                      1,341,363
                                                                   ------------
TIME DEPOSITS -- 0.3%
UBS Bank
    1.980%                               10/01/04            631        630,553
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 0.3%
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04            447        447,144
                                                                   ------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $2,419,060)                                                $  2,419,060
                                                                   ------------
TOTAL INVESTMENTS -- 101.2%
  (Cost $162,065,643)                                               192,584,452
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.2%)
Dividends receivable and other assets                                   675,221
Receivable for securities sold                                          909,122
Receivable for capital stock sold                                        11,799
Payable upon return of collateral on securities loaned               (2,419,060)
Payable for securities purchased                                       (704,157)
Payable for capital stock redeemed                                     (596,945)
Investment advisory fee payable                                        (163,452)
Administration fees payable                                             (22,998)
Service plan fees payable                                                  (392)
Accrued expenses                                                        (35,216)
                                                                   ------------
                                                                     (2,346,078)
                                                                   ------------
NET ASSETS -- 100.0%                                               $190,238,374
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $162,236,974
                                                                   ============
     Gross Appreciation                                            $ 35,400,098
     Gross Depreciation                                              (5,052,620)
                                                                   ------------
     Net Appreciation                                              $ 30,347,478
                                                                   ============

----------
+  See Note 1.
*  Non-income producing security.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $2,304,645, and the total market value of the collateral held by the portfolio is $2,419,060.
ADR -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Shares      Value+
                                                           ------   -----------
COMMON STOCK -- 97.8%
AUTOMOBILES -- 2.4%
Monaco Coach Corp.                                          4,530   $    98,075
Wabash National Corp.*                                      2,300        63,181
                                                                    -----------
                                                                        161,256
                                                                    -----------
BANKS -- 4.3%
CVB Financial Corp.                                         1,200        26,664
Nara Bancorp, Inc.                                          3,000        60,450
Prosperity Bancshares, Inc.                                 5,760       153,908
Wilshire Bankcorp, Inc.*                                    1,690        51,004
                                                                    -----------
                                                                        292,026
                                                                    -----------
CHEMICALS -- 1.0%
RPM International, Inc.                                     3,700        65,305
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.7%
Corporate Executive Board Co. a                             2,130       130,441
CoStar Group, Inc.*                                         1,710        84,115
Layne Christensen Co.*                                      1,700        25,619
Navigant Consulting, Inc.*                                  3,660        80,374
                                                                    -----------
                                                                        320,549
                                                                    -----------
COMMUNICATIONS EQUIPMENT -- 4.0%
Brocade Communications Systems, Inc.*                      31,800       179,670
Ditech Communications Corp.*                                1,060        23,733
Tekelec*                                                    3,360        56,045
ViaSat, Inc.*                                                 640        12,864
                                                                    -----------
                                                                        272,312
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Perini Corp.*                                               1,400        19,964
                                                                    -----------
DIVERSIFIED FINANCIALS -- 6.5%
Cash America International, Inc.                            3,310        80,963
CompuCredit Corp.*                                          5,670       105,575
Corrections Corp. of America*                               3,000       106,080
Nelnet, Inc. Class A*                                       2,300        51,474
New Century Financial Corp. a                               1,600        96,352
                                                                    -----------
                                                                        440,444
                                                                    -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.0%
Ptek Holdings, Inc.*                                        7,920        67,874
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.4%
Silicon Laboratories, Inc.*                                   570        18,861
Skyworks Solutions, Inc.*                                  18,590       176,605
Taser International, Inc.* a                                1,120        42,056
Teledyne Technologies, Inc.*                                3,940        98,658
Trimble Navigation, Ltd.*                                   3,100        97,960
                                                                    -----------
                                                                        434,140
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.4%
Headwaters, Inc.* a                                         5,180       159,855
Maverick Tube Corp.*                                        2,300        70,863
                                                                    -----------
                                                                        230,718
                                                                    -----------
FOOD & DRUG RETAILING -- 1.0%
Provide Commerce, Inc.*                                     3,200        66,848
                                                                    -----------
FOOD PRODUCTS -- 0.9%
Lance, Inc.                                                 3,950        63,793
                                                                    -----------


                                                           Shares      Value+
                                                           ------   -----------
COMMON STOCK (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
Cytyc Corp.*                                                5,130   $   123,889
Dade Behring Holdings, Inc.*                                1,720        95,835
Given Imaging, Ltd.* a                                      1,170        44,987
Laserscope*                                                 1,400        28,378
Wright Medical Group, Inc.*                                 2,050        51,496
                                                                    -----------
                                                                        344,585
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
America Service Group, Inc.*                                  940        38,578
Covance, Inc.*                                                990        39,570
Gentiva Health Services, Inc.*                              4,530        74,156
IDEXX Laboratories, Inc.*                                   1,960        99,450
                                                                    -----------
                                                                        251,754
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 3.1%
Bluegreen Corp.*                                            4,500        50,085
CKE Restaurants, Inc.* a                                   11,600       128,180
P.F. Chang's China Bistro, Inc.* a                            640        31,034
                                                                    -----------
                                                                        209,299
                                                                    -----------
INSURANCE -- 3.3%
Commerce Group, Inc.                                        1,930        93,412
LandAmerica Financial Group, Inc. a                           750        34,125
UICI*                                                       3,000        98,220
                                                                    -----------
                                                                        225,757
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 6.2%
Activision, Inc.*                                           8,540       118,450
Ask Jeeves, Inc.* a                                         1,960        64,111
Digital River, Inc.*                                        6,200       184,636
InfoSpace, Inc.*                                            1,100        52,129
                                                                    -----------
                                                                        419,326
                                                                    -----------
IT CONSULTING & SERVICES -- 2.5%
Cognizant Technology Solutions Corp. Class A*               2,820        86,038
DigitalNet Holdings, Inc.*                                  1,520        45,927
SRA International, Inc. Class A*                              770        39,701
                                                                    -----------
                                                                        171,666
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 2.8%
Jacuzzi Brands, Inc.*                                       5,000        46,500
K2, Inc.*                                                  10,100       144,531
                                                                    -----------
                                                                        191,031
                                                                    -----------
MACHINERY -- 4.2%
A.S.V., Inc.*                                               1,680        62,883
Actuant Corp. Class A*                                      4,310       177,615
Gardner Denver, Inc.*                                       1,620        44,663
                                                                    -----------
                                                                        285,161
                                                                    -----------
MEDIA -- 0.2%
SBS Broadcasting S.A.*                                        450        15,147
                                                                    -----------
METALS & MINING -- 1.6%
Joy Global, Inc.                                            3,040       104,515
                                                                    -----------
MULTILINE RETAIL -- 0.9%
Tuesday Morning Corp.*                                      2,020        62,458
                                                                    -----------
OFFICE ELECTRONICS -- 1.3%
Navarre Corp.*                                              5,930        85,926
                                                                    -----------

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Shares      Value+
                                                           ------   -----------
COMMON STOCK (CONTINUED)
OIL & GAS -- 4.3%
Giant Industries, Inc.*                                     2,250   $    54,675
Harvest Natural Resources, Inc.*                            8,100       134,460
Ultra Petroleum Corp.*                                      2,080       102,024
                                                                    -----------
                                                                        291,159
                                                                    -----------
PERSONAL PRODUCTS -- 1.8%
Chattem, Inc.*                                              1,730        55,793
Helen of Troy, Ltd.*                                        2,520        68,594
                                                                    -----------
                                                                        124,387
                                                                    -----------
PHARMACEUTICALS -- 3.2%
Endo Pharmaceutical Holdings, Inc.*                         2,020        37,087
Nektar Therapeutics*                                        2,140        30,987
Perrigo Co.                                                 7,330       150,632
                                                                    -----------
                                                                        218,706
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.0%
Micrel, Inc.*                                               3,840        39,974
Microsemi Corp.*                                           12,500       176,250
Silicon Image, Inc.*                                        4,300        54,352
                                                                    -----------
                                                                        270,576
                                                                    -----------
SOFTWARE -- 4.1%
ANSYS, Inc.*                                                2,300       114,379
Jack Henry & Associates, Inc.                               2,120        39,792
RSA Security, Inc.* a                                       2,590        49,987
Ulticom, Inc.*                                              5,010        73,998
                                                                    -----------
                                                                        278,156
                                                                    -----------
SPECIALTY RETAIL -- 4.1%
Charming Shoppes, Inc.*                                     7,370        52,474
Cost Plus, Inc.* a                                          1,250        44,225
Dick's Sporting Goods, Inc.*                                2,230        79,433
Genesco, Inc.*                                              1,470        34,618
PETCO Animal Supplies, Inc.*                                1,960        64,014
                                                                    -----------
                                                                        274,764
                                                                    -----------
TEXTILES & APPAREL -- 5.5%
Deckers Outdoor Corp.* a                                    1,590        54,060
Fossil, Inc.* a                                             4,380       135,517
Quiksilver, Inc.* a                                         7,300       185,566
                                                                    -----------
                                                                        375,143
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $5,314,540)                                                   6,634,745
                                                                    -----------
TEMPORARY INVESTMENTS -- 2.0%
Dreyfus Cash Management Plus #719                               5             5
Goldman Sachs Financial Square Money Market
  Portfolio                                                     2             2
J.P. Morgan Institutional Prime Money Market
  Portfolio                                               137,691       137,691
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $137,698)                                                       137,698
                                                                    -----------


 Coupon                                                     Par
  Rate                                    Maturity         (000)       Value+
 ------                                   --------        -------   -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 18.2%
CERTIFICATES OF DEPOSIT -- 4.8%
Banco Santander S.A.
    1.671%                                06/07/05           $136   $   135,487
Canadian Imperial Bank of Commerce
    1.795%                                01/31/05            162       162,245
Societe Generale
    1.950%                                12/08/04             31        30,879
                                                                    -----------
                                                                        328,611
                                                                    -----------
COMMERCIAL PAPER -- 3.3%
Links Finance, L.L.C.
    1.860%                                10/01/04             75        74,893
Rabobank Finance Corp.
    1.870%                                10/01/04             75        74,892
Variable Funding Capital Corp.
    1.870%                                10/01/04             75        74,892
                                                                    -----------
                                                                        224,677
                                                                    -----------
TIME DEPOSITS -- 2.0%
UBS Bank
    1.980%                                10/01/04            134       134,458
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 8.1%
Merrill Lynch & Co., Inc.
    2.005%                                10/01/04            184       184,222
Natexis Banques
    1.975%                                12/31/04            178       178,160
    1.922%                                01/19/05            189       188,922
                                                                    -----------
                                                                        551,304
                                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $1,239,050)                                                   1,239,050
                                                                    -----------
TOTAL INVESTMENTS -- 118.0%
  (Cost $6,691,288)                                                   8,011,493
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (18.0%)
Dividends receivable and other assets                                    17,614
Payable upon return of collateral on securities loaned               (1,239,050)
Investment advisory fee payable                                          (1,233)
Administration fees payable                                                (802)
Accrued expenses                                                         (1,031)
                                                                    -----------
                                                                     (1,224,502)
                                                                    -----------
NET ASSETS -- 100.0%                                                $ 6,786,991
                                                                    ===========

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                           $6,693,676
                                                                     ==========
     Gross Appreciation                                              $1,424,394
     Gross Depreciation                                                (106,577)
                                                                     ----------
     Net Appreciation                                                $1,317,817
                                                                     ==========

----------
+ See Note 1.
* Non-income producing security.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $1,194,143, and the total market value of the collateral held by the portfolio is $1,239,050.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------  -------------
COMMON STOCK -- 97.8%
AEROSPACE & DEFENSE -- 1.6%
Aviall, Inc.*                                            111,600  $   2,276,640
Engineered Support Systems, Inc.                          87,450      3,991,218
United Defense Industries, Inc.*                          93,000      3,719,070
                                                                  -------------
                                                                      9,986,928
                                                                  -------------
AIRLINES -- 0.4%
America West Holdings Corp. Class B* a                   415,200      2,242,080
                                                                  -------------
AUTO COMPONENTS -- 0.8%
Visteon Corp. a                                          636,800      5,088,032
                                                                  -------------
AUTOMOBILES -- 0.8%
Monaco Coach Corp.                                        93,000      2,013,450
Wabash National Corp.*                                    98,900      2,716,783
                                                                  -------------
                                                                      4,730,233
                                                                  -------------
BANKS -- 5.3%
Corus Bankshares, Inc.                                    27,900      1,203,327
East West Bancorp, Inc.                                  182,700      6,136,893
Flagstar Bancorp, Inc.                                   317,600      6,758,528
Hanmi Financial Corp.                                     43,400      1,310,680
Irwin Financial Corp.                                    173,500      4,479,770
Oriental Financial Group, Inc.                            74,400      2,013,264
Texas Regional Bancshares, Inc. Class A                   95,250      2,961,322
UCBH Holdings, Inc.                                       49,600      1,937,872
Wintrust Financial Corp.                                  92,500      5,298,400
                                                                  -------------
                                                                     32,100,056
                                                                  -------------
BUILDING PRODUCTS -- 0.5%
USG Corp.* a                                             175,800      3,204,834
                                                                  -------------
CASINOS -- 1.6%
Penn National Gaming, Inc.*                              246,300      9,950,520
                                                                  -------------
CHEMICALS -- 2.7%
Cytec Industries, Inc.                                   185,700      9,090,015
OM Group, Inc.*                                          196,600      7,187,696
                                                                  -------------
                                                                     16,277,711
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES-- 0.8%
Corporate Executive Board Co. a                           82,100      5,027,804
                                                                  -------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Ditech Communications Corp.*                             267,100      5,980,369
                                                                  -------------
COMPUTERS & PERIPHERALS -- 3.3%
Hutchinson Technology, Inc.* a                           207,600      5,549,148
Intergraph Corp.*                                        295,400      8,026,018
PalmOne, Inc.* a                                         138,800      4,225,072
TransAct Technologies, Inc.*                              80,593      2,083,329
                                                                  -------------
                                                                     19,883,567
                                                                  -------------
CONSTRUCTION & ENGINEERING -- 0.3%
NCI Building Systems, Inc.*                               60,400      1,926,760
                                                                  -------------
CONSTRUCTION MATERIALS -- 0.6%
Florida Rock Industries, Inc.                             80,600      3,948,594
                                                                  -------------
CONTAINERS & PACKAGING -- 0.3%
Silgan Holdings, Inc.                                     40,300      1,865,890
                                                                  -------------
DIVERSIFIED FINANCIALS -- 5.6%
Accredited Home Lenders Holding Co.*                      66,600      2,565,432
Arch Capital Group, Ltd.*                                 80,600      3,138,564


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED FINANCIALS (CONTINUED)
CompuCredit Corp.*                                       165,800  $   3,087,196
Doral Financial Corp. a                                   66,600      2,761,902
Impac Mortgage Holdings, Inc.                            381,000     10,020,300
New Century Financial Corp. a                            169,200     10,189,224
Saxon Capital, Inc.*                                     125,500      2,698,250
                                                                  -------------
                                                                     34,460,868
                                                                  -------------
ELECTRIC UTILITIES -- 1.0%
Companhia Energetica de Minas Gerais ADR                 137,900      2,930,375
OGE Energy Corp.                                         117,800      2,972,094
                                                                  -------------
                                                                      5,902,469
                                                                  -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-- 3.8%
Anixter International, Inc.* a                           144,100      5,056,469
Arrow Electronics, Inc.* a                                93,000      2,099,940
Daktronics, Inc.*                                        117,800      2,880,210
DSP Group, Inc.*                                         144,100      3,033,305
Fisher Scientific International, Inc.*                    43,400      2,531,522
PerkinElmer, Inc.                                        120,900      2,081,898
Rofin-Sinar Technologies, Inc.*                           99,200      2,914,496
Teledyne Technologies, Inc.*                             114,700      2,872,088
                                                                  -------------
                                                                     23,469,928
                                                                  -------------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Headwaters, Inc.* a                                      252,500      7,792,150
Maverick Tube Corp.*                                     100,000      3,081,000
Veritas DGC, Inc.*                                       326,800      7,444,504
                                                                  -------------
                                                                     18,317,654
                                                                  -------------
FOOD & DRUG RETAILING -- 0.5%
Nash Finch Co.                                            88,300      2,777,035
                                                                  -------------
FOOD PRODUCTS -- 2.0%
Corn Products International, Inc.                        178,600      8,233,460
Pilgrim's Pride Corp.                                    140,500      3,804,740
                                                                  -------------
                                                                     12,038,200
                                                                  -------------
GAS UTILITIES -- 1.4%
AGL Resources, Inc.                                      153,400      4,720,118
Atmos Energy Corp.                                       148,700      3,745,753
                                                                  -------------
                                                                      8,465,871
                                                                  -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.4%
CONMED Corp.*                                             94,500      2,485,350
Cooper Cos., Inc. a                                      113,700      7,794,135
Dade Behring Holdings, Inc.*                             135,200      7,533,074
Gen-Probe, Inc.* a                                       168,500      6,718,095
Sybron Dental Specialties, Inc.*                         150,300      4,462,407
Ventana Medical Systems, Inc.*                            80,600      4,065,464
                                                                  -------------
                                                                     33,058,525
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES -- 7.5%
Amedisys, Inc.*                                           82,100      2,458,895
American Healthways, Inc.* a                             113,600      3,306,896
AMERIGROUP Corp.* a                                      142,500      8,015,625
Chemed Corp.                                              45,600      2,541,744
Genesis HealthCare Corp.*                                 85,900      2,612,219
Owens & Minor, Inc.                                      128,600      3,266,440
PDI, Inc.*                                                63,500      1,713,865

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Psychiatric Solutions, Inc.*                             122,100  $   3,095,235
Select Medical Corp.                                     314,500      4,223,735
Sierra Health Services, Inc.*                            207,600      9,950,268
Tanox, Inc.*                                             266,500      4,495,855
                                                                  -------------
                                                                     45,680,777
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
CKE Restaurants, Inc.* a                                 393,900      4,352,595
Jack in the Box, Inc.*                                   259,900      8,246,627
                                                                  -------------
                                                                     12,599,222
                                                                  -------------
HOUSEHOLD DURABLES -- 1.8%
Meritage Corp.*                                           57,300      4,503,780
Toro Co. a                                                99,200      6,775,360
                                                                  -------------
                                                                     11,279,140
                                                                  -------------
INSURANCE -- 4.3%
Commerce Group, Inc.                                      48,000      2,323,200
Fremont General Corp. a                                  257,200      5,954,180
IPC Holdings, Ltd.                                        65,100      2,474,451
LandAmerica Financial Group, Inc. a                      134,800      6,133,400
Platinum Underwriters Holdings, Ltd.                     161,100      4,717,008
UICI*                                                    148,300      4,855,342
                                                                  -------------
                                                                     26,457,581
                                                                  -------------
INTERNET & CATALOG RETAIL -- 0.6%
Coldwater Creek, Inc.*                                   179,700      3,750,339
                                                                  -------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Digital River, Inc.* a                                   220,000      6,551,600
InfoSpace, Inc.* a                                       131,700      6,241,263
ValueClick, Inc.*                                        509,700      4,811,568
                                                                  -------------
                                                                     17,604,431
                                                                  -------------
IT CONSULTING & SERVICES -- 0.5%
Cognizant Technology Solutions Corp. Class A*             97,000      2,959,470
                                                                  -------------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
JAKKS Pacific, Inc.*                                     185,000      4,251,300
Marvel Enterprises, Inc.* a                              204,500      2,977,520
                                                                  -------------
                                                                      7,228,820
                                                                  -------------
MACHINERY -- 4.3%
A.S.V., Inc.*                                            119,300      4,465,399
Briggs & Stratton Corp.                                   99,200      8,055,040
Dionex Corp.*                                             62,000      3,391,400
Mueller Industries, Inc.                                 142,200      6,107,490
Reliance Steel & Aluminum Co.                            105,400      4,184,380
                                                                  -------------
                                                                     26,203,709
                                                                  -------------
MEDIA -- 1.1%
R.H. Donnelley Corp.*                                    133,200      6,574,752
                                                                  -------------
METALS & MINING -- 1.8%
Carpenter Technology Corp.                                84,700      4,043,578
Ispat International NV Class A* a                         92,300      2,676,700
Metal Management, Inc.*                                  251,000      4,563,180
                                                                  -------------
                                                                     11,283,458
                                                                  -------------


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
OFFICE ELECTRONICS -- 0.8%
Navarre Corp.*                                           328,400  $   4,758,516
                                                                  -------------
OIL & GAS -- 4.7%
Edge Petroleum Corp.*                                    136,000      2,171,920
Giant Industries, Inc.*                                  122,400      2,974,320
Meridian Resource Corp.*                                 358,300      3,163,789
OMI Corp.                                                261,800      4,194,036
Patina Oil & Gas Corp.                                   229,300      6,780,401
Tesoro Petroleum Corp.* a                                316,200      9,337,386
                                                                  -------------
                                                                     28,621,852
                                                                  -------------
PAPER & FOREST PRODUCTS -- 1.4%
Potlatch Corp.                                           182,800      8,556,868
                                                                  -------------
PERSONAL PRODUCTS -- 0.9%
Chattem, Inc.*                                            94,600      3,050,850
Helen of Troy, Ltd.*                                      80,600      2,193,932
                                                                  -------------
                                                                      5,244,782
                                                                  -------------
PHARMACEUTICALS -- 1.6%
Eon Labs, Inc.* a                                        100,700      2,185,190
Perrigo Co.                                              362,600      7,451,430
                                                                  -------------
                                                                      9,636,620
                                                                  -------------
REAL ESTATE -- 5.0%
American Home Mortgage Investment Corp.                  258,000      7,211,100
LNR Property Corp. a                                     170,200     10,537,082
MFA Mortgage Investments, Inc.                           243,300      2,240,793
Novastar Financial, Inc. a                                99,200      4,325,120
Redwood Trust, Inc. a                                    103,500      6,460,470
                                                                  -------------
                                                                     30,774,565
                                                                  -------------
ROAD & RAIL -- 0.5%
Dollar Thrifty Automotive Group, Inc.*                   116,200      2,827,146
                                                                  -------------
SOFTWARE -- 3.9%
ANSYS, Inc.*                                              94,500      4,699,485
Kronos, Inc.*                                             98,400      4,358,136
RSA Security, Inc.* a                                    351,700      6,787,810
Transaction Systems Architects, Inc. Class A*            254,100      4,722,448
Verint Systems, Inc.*                                     94,500      3,481,380
                                                                  -------------
                                                                     24,049,259
                                                                  -------------
SPECIALTY RETAIL -- 2.8%
Aeropostale, Inc.*                                       304,500      7,977,900
Charming Shoppes, Inc.*                                  658,500      4,688,520
Genesco, Inc.*                                           181,300      4,269,615
                                                                  -------------
                                                                     16,936,035
                                                                  -------------
TEXTILES & APPAREL -- 4.0%
Deckers Outdoor Corp.* a                                 139,400      4,739,600
DHB Industries, Inc.*                                    476,800      6,770,560
Quiksilver, Inc.*                                        415,200     10,554,384
Tommy Hilfiger Corp.*                                    254,100      2,507,967
                                                                  -------------
                                                                     24,572,511
                                                                  -------------
TOBACCO -- 1.0%
Loews Corp.- Carolina Group                              244,800      5,965,776
                                                                  -------------

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.4%
Western Wireless Corp. Class A* a                        103,200  $   2,653,272
                                                                  -------------
TOTAL COMMON STOCK
  (Cost $462,500,008)                                               596,922,829
                                                                  -------------
TEMPORARY INVESTMENTS -- 2.1%
Dreyfus Cash Management Plus #719                         66,382         66,382
Goldman Sachs Financial Square Money Market
  Portfolio                                            8,680,623      8,680,623
J.P. Morgan Institutional Prime Money Market
  Portfolio                                            4,231,279      4,231,279
                                                                  -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $12,978,284)                                                 12,978,284
                                                                  -------------


 Coupon                                                   Par
  Rate                                   Maturity        (000)
 ------                                  --------       --------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 19.3%
CERTIFICATES OF DEPOSIT -- 0.8%
Canadian Imperial Bank of Commerce
    1.795%                               01/31/05       $    337        336,689
Eurohypo Euro Mortgage Bank
    1.800%                               10/22/04          1,895      1,894,899
Fortis Bank
    1.775%                               06/06/05             69         68,846
Societe Generale
    1.950%                               12/08/04          1,380      1,379,651
    1.717%                               06/14/05            991        990,437
                                                                  -------------
                                                                      4,670,522
                                                                  -------------
COMMERCIAL PAPER -- 6.5%
Links Finance, L.L.C.
    1.860%                               10/01/04         11,976     11,975,213
Rabobank Finance Corp.
    1.870%                               10/01/04         11,976     11,975,210
Variable Funding Capital Corp.
    1.870%                               10/01/04         11,976     11,975,210
Victory Receivables Corp.
    1.800%                               10/22/04          4,001      3,996,616
                                                                  -------------
                                                                     39,922,249
                                                                  -------------
TIME DEPOSITS -- 3.3%
UBS Bank
    1.980%                               10/01/04         20,358     20,357,709
                                                                  -------------
VARIABLE RATE OBLIGATIONS -- 8.7%
Bear Stearns Co., Inc.
    1.905%                               03/22/05          5,108      5,108,309
ForeningsSparbanken AB
    1.720%                               01/18/05          8,410      8,408,316
Goldman Sachs Group, Inc.
    1.955%                               07/29/05          3,651      3,650,900
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04         20,169     20,168,420
    2.005%                               10/07/04          1,935      1,934,584
Morgan Stanley
    1.860%                               04/12/05          2,557      2,556,827


 Coupon                                                   Par
  Rate                                   Maturity        (000)        Value+
 ------                                  --------       --------  -------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS (CONTINUED)
Natexis Banques
    1.975%                               12/31/04       $  2,845  $   2,844,032
    1.922%                               01/19/05          5,662      5,661,076
Westdeutsche Landesbank A.G.
    1.697%                               10/12/04          2,471      2,470,690
                                                                  -------------
                                                                     52,803,154
                                                                  -------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $117,753,634)                                               117,753,634
                                                                  -------------
TOTAL INVESTMENTS -- 119.2%
  (Cost $593,231,926)                                               727,654,747
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- (19.2%)
Dividends receivable and other assets                                   488,629
Receivable for securities sold                                        1,160,871
Receivable for capital stock sold                                       593,839
Payable upon return of collateral on securities loaned             (117,753,634)
Payable for securities purchased                                     (1,149,026)
Payable for capital stock redeemed                                      (57,019)
Investment advisory fee payable                                        (367,493)
Administration fees payable                                             (79,232)
Service plan fees payable                                               (25,678)
Accrued expenses                                                           (826)
                                                                  -------------
                                                                   (117,189,569)
                                                                  -------------
NET ASSETS -- 100.0%                                              $ 610,465,178
                                                                  =============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $593,752,168
                                                                   ============
     Gross Appreciation                                            $149,058,795
     Gross Depreciation                                             (15,156,216)
                                                                   ------------
     Net Appreciation                                              $133,902,579
                                                                   ============

----------
+  See Note 1.
*  Non-income producing security.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $114,264,561 and the total market value of the collateral held by the portfolio is $117,753,634.
ADR -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK -- 98.6%
AEROSPACE & DEFENSE -- 3.0%
Curtiss-Wright Corp.                                      46,360   $  2,653,183
United Defense Industries, Inc.*                         151,600      6,062,484
World Fuel Services Corp.                                 42,700      1,528,660
                                                                   ------------
                                                                     10,244,327
                                                                   ------------
AUTO COMPONENTS -- 0.8%
Tenneco Automotive, Inc.*                                197,970      2,593,407
                                                                   ------------
BANKS -- 10.0%
Banco Latinoamericano de Exportaciones S. A.
  Class E                                                225,260      3,457,741
Corus Bankshares, Inc.                                    24,255      1,046,118
CVB Financial Corp.                                       54,300      1,206,546
East West Bancorp, Inc.                                  103,700      3,483,283
First BanCorp.                                            36,850      1,779,855
Flagstar Bancorp, Inc.                                   165,400      3,519,712
Glacier Bancorp, Inc.                                     52,750      1,538,190
Gold Banc Corp. , Inc.                                    40,550        547,020
Irwin Financial Corp.                                     59,050      1,524,671
Nara Bancorp, Inc.                                       123,800      2,494,570
NBT Bancorp, Inc.                                         50,100      1,173,843
Netbank, Inc.                                            121,250      1,213,713
Oriental Financial Group, Inc.                            61,800      1,672,308
Pacific Capital Bancorp                                   41,333      1,222,630
R & G Financial Corp. Class B                             40,265      1,556,242
Republic Bancorp, Inc.                                   190,000      2,926,000
S&T Bancorp, Inc.                                         58,400      2,085,464
Southwest Bancorp of Texas, Inc.                          72,100      1,452,094
                                                                   ------------
                                                                     33,900,000
                                                                   ------------
CASINOS -- 0.4%
Ameristar Casinos, Inc.*                                  50,450      1,526,112
                                                                   ------------
CHEMICALS -- 2.1%
Hercules, Inc.* a                                         89,000      1,268,250
Octel Corp.                                               54,900      1,166,076
OM Group, Inc.* a                                         38,100      1,392,936
Terra Industries, Inc.*                                  380,500      3,295,130
                                                                   ------------
                                                                      7,122,392
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
Banta Corp.                                              104,550      4,155,862
Mobile Mini, Inc.*                                        60,800      1,507,840
                                                                   ------------
                                                                      5,663,702
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.2%
Intergraph Corp.*                                        103,850      2,821,604
Overland Storage, Inc.*                                   87,650      1,226,224
                                                                   ------------
                                                                      4,047,828
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.4%
Perini Corp.*                                             89,700      1,279,122
                                                                   ------------
CONTAINERS & PACKAGING -- 0.5%
Greif, Inc. Class A                                       37,500      1,580,625
                                                                   ------------
DISTRIBUTORS -- 2.0%
Brightpoint, Inc.*                                       212,500      3,655,000
Building Materials Holding Corp.                          51,629      1,420,830
Handleman Co.                                             87,950      1,799,457
                                                                   ------------
                                                                      6,875,287
                                                                   ------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED FINANCIALS -- 7.9%
Arch Capital Group, Ltd.*                                113,280   $  4,411,123
CompuCredit Corp.*                                        89,050      1,658,111
Corrections Corp. of America*                            127,000      4,490,720
Hugoton Royalty Trust                                    106,650      2,991,533
Impac Mortgage Holdings, Inc.                            101,000      2,656,300
New Century Financial Corp. a                             99,850      6,012,967
Westcorp                                                 109,200      4,643,184
                                                                   ------------
                                                                     26,863,938
                                                                   ------------
ELECTRIC UTILITIES -- 2.2%
Duquesne Light Holdings, Inc.                            146,100      2,623,956
El Paso Electric Co.*                                    166,300      2,672,441
Westar Energy, Inc.                                      100,350      2,027,070
                                                                   ------------
                                                                      7,323,467
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.5%
Acuity Brands, Inc.                                       73,000      1,735,210
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Benchmark Electronics, Inc.*                             133,200      3,969,360
Checkpoint Systems, Inc.*                                111,100      1,729,827
Trimble Navigation, Ltd.*                                 61,450      1,941,820
                                                                   ------------
                                                                      7,641,007
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Denbury Resources, Inc.*                                  99,700      2,532,380
Universal Compression Holdings, Inc.*                     66,500      2,265,655
Veritas DGC, Inc.*                                        64,300      1,464,754
                                                                   ------------
                                                                      6,262,789
                                                                   ------------
FOOD PRODUCTS -- 2.3%
Chiquita Brands International, Inc.*                     284,000      4,944,440
Pilgrim's Pride Corp.                                    101,450      2,747,266
                                                                   ------------
                                                                      7,691,706
                                                                   ------------
GAS UTILITIES -- 0.7%
ONEOK, Inc.                                               95,230      2,477,885
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
American Medical Systems Holdings, Inc.*                  69,400      2,517,138
Arrow International, Inc.                                 79,100      2,365,090
Cooper Cos., Inc. a                                       90,350      6,193,492
Sonic Innovations, Inc.*                                 123,000        560,880
                                                                   ------------
                                                                     11,636,600
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.3%
Centene Corp.*                                            37,600      1,601,008
Owens & Minor, Inc.                                      118,950      3,021,330
PAREXEL International Corp.*                              79,100      1,550,360
Priority Healthcare Corp. Class B*                        61,000      1,229,150
Psychiatric Solutions, Inc.*                             190,200      4,821,570
Sierra Health Services, Inc.* a                           60,050      2,878,196
Stewart Enterprises, Inc. Class A*                       162,450      1,129,028
Sunrise Senior Living, Inc.*                              53,250      1,870,140
                                                                   ------------
                                                                     18,100,782
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
Bluegreen Corp.*                                         185,700      2,066,841
Landry's Restaurants, Inc.                               117,800      3,214,762

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Papa John's International, Inc.*                          64,600   $  1,981,928
                                                                   ------------
                                                                      7,263,531
                                                                   ------------
HOUSEHOLD DURABLES -- 1.5%
Toro Co. a                                                75,750      5,173,725
                                                                   ------------
INSURANCE -- 8.9%
American Equity Investment Life Holding Co.*             129,790      1,231,707
AmerUs Group Co. a                                       146,000      5,986,000
Argonaut Group, Inc.*                                     66,300      1,237,821
Delphi Financial Group, Inc. Class A                      56,535      2,271,011
LandAmerica Financial Group, Inc. a                       94,900      4,317,950
Max Re Capital, Ltd.                                      87,700      1,754,000
PXRE Group, Ltd.                                         112,385      2,630,933
Stewart Information Services Corp.                        66,800      2,631,920
UICI*                                                    249,230      8,159,790
                                                                   ------------
                                                                     30,221,132
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.8%
Open Text Corp.* a                                       152,700      2,635,602
                                                                   ------------
IT CONSULTING & SERVICES -- 0.9%
Covansys Corp.*                                          140,735      1,624,082
Gartner, Inc. Class B*                                   116,850      1,349,617
                                                                   ------------
                                                                      2,973,699
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Jacuzzi Brands, Inc.*                                    209,600      1,949,280
                                                                   ------------
MACHINERY -- 1.0%
Graco, Inc.                                               54,812      1,836,202
Titan International, Inc. a                              165,500      1,588,800
                                                                   ------------
                                                                      3,425,002
                                                                   ------------
MARINE -- 2.7%
General Maritime Corp.*                                  158,350      5,515,331
Overseas Shipholding Group, Inc.                          74,650      3,705,626
                                                                   ------------
                                                                      9,220,957
                                                                   ------------
METALS & MINING -- 6.4%
Alliance Resource Partners, L.P.                          44,000      2,449,480
Cleveland-Cliffs, Inc.*                                   25,200      2,037,924
Commercial Metals Co.                                    141,600      5,624,352
Metal Management, Inc.*                                  142,000      2,581,560
Olympic Steel, Inc.*                                     182,400      3,447,360
Ryerson Tull, Inc.                                       107,200      1,840,624
Steel Dynamics, Inc.*                                     95,600      3,692,072
                                                                   ------------
                                                                     21,673,372
                                                                   ------------
MULTILINE RETAIL -- 1.8%
BJ's Wholesale Club, Inc.* a                             118,800      3,247,992
ShopKo Stores, Inc.*                                     164,700      2,867,427
                                                                   ------------
                                                                      6,115,419
                                                                   ------------
OIL & GAS -- 6.3%
Houston Exploration Co.*                                  69,850      4,145,598
Patina Oil & Gas Corp.                                    73,086      2,161,153
Plains Exploration & Production Co.*                     209,554      4,999,958
Stone Energy Corp.*                                      113,350      4,960,196


                                                         Shares       Value+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
Tesoro Petroleum Corp.* a                                172,000   $  5,079,160
                                                                   ------------
                                                                     21,346,065
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.7%
Potlatch Corp.                                           122,770      5,746,864
                                                                   ------------
PHARMACEUTICALS -- 2.5%
Alpharma, Inc. Class A                                   159,500      2,917,255
Perrigo Co.                                              276,300      5,677,965
                                                                   ------------
                                                                      8,595,220
                                                                   ------------
REAL ESTATE -- 3.6%
American Home Mortgage Investment Corp.                   63,000      1,760,850
Brandywine Realty Trust                                  105,000      2,990,400
Corporate Office Properties Trust                        146,200      3,745,644
Newcastle Investment Corp.                                61,900      1,900,330
Redwood Trust, Inc. a                                     27,750      1,732,155
                                                                   ------------
                                                                     12,129,379
                                                                   ------------
ROAD & RAIL -- 2.5%
Dollar Thrifty Automotive Group, Inc.*                   198,385      4,826,707
Landstar System, Inc.*                                    26,300      1,543,284
UTI Worldwide, Inc.                                       37,600      2,211,256
                                                                   ------------
                                                                      8,581,247
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.3%
Standard Microsystems Corp.*                              64,300      1,125,893
                                                                   ------------
SOFTWARE -- 0.9%
Dendrite International, Inc.*                            186,700      3,009,604
SYNNEX Corp.*                                              5,150         91,155
                                                                   ------------
                                                                      3,100,759
                                                                   ------------
SPECIALTY RETAIL -- 3.8%
PETCO Animal Supplies, Inc.*                             161,550      5,276,223
United Auto Group, Inc.*                                 128,450      3,222,810
United Rentals, Inc.* a                                  131,650      2,091,919
Zale Corp.*                                               80,600      2,264,860
                                                                   ------------
                                                                     12,855,812
                                                                   ------------
TEXTILES & APPAREL -- 1.8%
Quiksilver, Inc.* a                                      187,300      4,761,166
Tommy Hilfiger Corp.*                                    126,900      1,252,503
                                                                   ------------
                                                                      6,013,669
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $258,871,218)                                               334,712,813
                                                                   ------------
TEMPORARY INVESTMENTS -- 1.3%
Dreyfus Cash Management Plus #719                             20             20
Goldman Sachs Financial Square Money Market
  Portfolio                                            2,463,615      2,463,615
J.P. Morgan Institutional Prime Money Market
  Portfolio                                            1,739,622      1,739,622
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,203,257)                                                   4,203,257
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 Coupon                                                   Par
  Rate                                   Maturity        (000)         Value+
 ------                                  --------       --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 13.8%
CERTIFICATES OF DEPOSIT -- 2.1%
Banco Santander S.A.
    1.671%                               06/07/05       $  1,726   $  1,725,249
Canadian Imperial Bank of Commerce
    1.795%                               01/31/05          5,374      5,373,011
                                                                   ------------
                                                                      7,098,260
                                                                   ------------
COMMERCIAL PAPER -- 3.0%
Falcon Asset Security Corp.
    1.660%                               10/05/04          1,464      1,462,398
Links Finance, L.L.C.
    1.860%                               10/01/04          2,977      2,976,988
Rabobank Finance Corp.
    1.870%                               10/01/04          2,977      2,976,988
Variable Funding Capital Corp.
    1.870%                               10/01/04          2,977      2,976,987
                                                                   ------------
                                                                     10,393,361
                                                                   ------------
TIME DEPOSITS -- 1.6%
UBS Bank
    1.980%                               10/01/04          5,349      5,348,653
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 7.1%
Bear Stearns Co., Inc.
    1.905%                               03/22/05          1,165      1,165,438
ForeningsSparbanken AB
    1.720%                               01/18/05          5,083      5,081,938
Goldman Sachs Group, Inc.
    1.955%                               07/29/05          4,626      4,626,500
Merrill Lynch & Co., Inc.
    2.005%                               10/01/04          4,404      4,404,552
    2.005%                               10/07/04          2,096      2,096,356
Morgan Stanley
    1.955%                               03/24/05            862        862,132
Natexis Banques
    1.975%                               12/31/04          1,223      1,222,378
    1.922%                               01/19/05          4,626      4,625,666
                                                                   ------------
                                                                     24,084,960
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $46,925,234)                                                 46,925,234
                                                                   ------------
TOTAL INVESTMENTS -- 113.7%
  (Cost $309,999,709)                                               385,841,304
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (13.7%)
Dividends receivable and other assets                                   587,695
Receivable for capital stock sold                                       873,672
Payable upon return of collateral on securities loaned              (46,925,234)
Payable for capital stock redeemed                                     (723,545)
Investment advisory fee payable                                        (189,314)
Administration fees payable                                             (44,355)
Service plan fees payable                                                (3,350)
Accrued expenses                                                         (5,405)
                                                                   ------------
                                                                    (46,429,836)
                                                                   ------------
NET ASSETS -- 100.0%                                               $339,411,468
                                                                   ============

The Federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

     Basis                                                         $310,318,877
                                                                   ============
     Gross Appreciation                                            $ 85,799,565
     Gross Depreciation                                             (10,277,138)
                                                                   ------------
     Net Appreciation                                              $ 75,522,427
                                                                   ============

----------
+  See Note 1.
*  Non-income producing security.
a Total or partial security on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $45,858,968, and the total market value of the collateral held by the portfolio is $46,925,234.

                              Harris Insight Funds
                       Note 1 to Schedules of Investments
                         September 30, 2004 (Unaudited)

     The following is a summary of accounting policies used by the Harris Insight Funds in the preparation of the Schedules of Investments in accordance with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION -- Equity securities, other than securities for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), are valued at the last sales price on the primary market where traded as of the close of regular trading on the New York Stock
Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. A security for which the primary market is the NASDAQ will be valued at the NASDAQ Official Closing Price as defined by the NASDAQ, or, in the absence of any reported Official Closing Price on the valuation date, the last reported sales price, or, in the absence of any sale on the valuation date, at closing price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not to reflect values as of the valuation time (e.g., from foreign markets), securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

     Standards for Fair Value Determinations -- As a general principle, a "fair value" of a security is the amount that a Fund may reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. The Board or its designee, as the case may be, shall take into account all of the relevant factors and surrounding circumstances, including, but not limited to: (i) the nature and pricing history (if any) of the security;
(ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by Harris Investment Management or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of Harris Investment Management; and (vii) the liquidity or illiquidity of the market for the security.

     Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
     liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities at the relevant rates of exchange prevailing on the respective dates of such transactions.

     FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. The Index Fund may maintain Standard & Poor's 500 Index(R) futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING -- Each Fund may participate in a securities-lending program with certain counterparties whereby a Fund may loan securities to an organization that provides collateral. The lending Fund continues to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the counterparty to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Harris Insight Funds Trust
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Atul Tiwari
                         -------------------------------------------------------
                           Atul Tiwari, President
                           (principal executive officer)

Date                November 15, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Atul Tiwari
                         -------------------------------------------------------
                           Atul Tiwari, President
                           (principal executive officer)

Date                November 15, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Merrill J. Sklenar
                         -------------------------------------------------------
                           Merrill J. Sklenar, Principal Financial &
                           Accounting Officer
                           (principal financial officer)

Date                November 15, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.